UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

December 31, 2017

AFF5-QTLY-0218
1.811311.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	330,662	$4,311,831
Fidelity Advisor Series Equity Value Fund (a)	399,868	5,174,289
Fidelity Advisor Series Growth & Income Fund (a)	520,555	8,084,212
Fidelity Advisor Series Growth Opportunities Fund (a)	223,535	2,847,837
Fidelity Advisor Series Opportunistic Insights Fund (a)	229,589	4,008,627
Fidelity Advisor Series Small Cap Fund (a)	182,228	2,170,341
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	396,150	5,193,520
Fidelity Series 100 Index Fund (a)	128,951	2,238,598
Fidelity Series 1000 Value Index Fund (a)	68,057	866,367
Fidelity Series All-Sector Equity Fund (a)	238,475	3,023,860
Fidelity Series Commodity Strategy Fund (a)	756,589	4,115,847
Fidelity Series Real Estate Equity Fund (a)	39,751	509,208
Fidelity Series Small Cap Opportunities Fund (a)	185,336	2,600,258
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,898,908)		45,144,795

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	70,930	772,424
Fidelity Series Emerging Markets Fund (a)	398,136	8,524,102
Fidelity Series International Growth Fund (a)	459,150	7,415,265
Fidelity Series International Small Cap Fund (a)	100,366	1,803,580
Fidelity Series International Value Fund (a)	693,781	7,416,515
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,895,786)		25,931,886

Bond Funds - 42.5%
Fidelity Series Emerging Markets Debt Fund (a)	150,973	1,545,967
Fidelity Series Floating Rate High Income Fund(a)	50,990	483,899
Fidelity Series High Income Fund (a)	311,074	3,014,307
Fidelity Series Inflation-Protected Bond Index Fund (a)	676,758	6,605,156
Fidelity Series International Credit Fund (a)	10,654	106,537
Fidelity Series Investment Grade Bond Fund (a)	6,073,868	68,331,016
Fidelity Series Long-Term Treasury Bond Index Fund (a)	472,445	4,218,934
Fidelity Series Real Estate Income Fund (a)	88,611	967,633
TOTAL BOND FUNDS
(Cost $83,587,679)		85,273,449

Short-Term Funds - 22.2%
Fidelity Advisor Series Short-Term Credit Fund (a)	901,226	8,976,210
Fidelity Series Government Money Market Fund 1.33% (a)(b)	35,664,787	35,664,787
TOTAL SHORT-TERM FUNDS
(Cost $44,657,598)		44,640,997
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $181,039,971)		200,991,127
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(216,659)
NET ASSETS - 100%		$200,774,468

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$5,113,587	$868,855	$1,962,469	$670,689	$509,079	$(217,221)	$4,311,831
Fidelity Advisor Series Equity Value Fund	9,212,567	792,500	4,802,004(a)	497,066	767,513	(796,287)	5,174,289
Fidelity Advisor Series Growth & Income Fund	6,355,742	3,396,533(a)	2,195,743	462,726	66,542	461,138	8,084,212
Fidelity Advisor Series Growth Opportunities Fund	3,356,221	395,344	1,246,501	269,827	243,089	99,684	2,847,837
Fidelity Advisor Series Opportunistic Insights Fund	4,750,821	664,509	1,784,831	480,589	709,712	(331,584)	4,008,627
Fidelity Advisor Series Short-Term Credit Fund	10,744,581	591,841	2,343,437	129,357	(2,625)	(14,150)	8,976,210
Fidelity Advisor Series Small Cap Fund	2,572,982	246,788	772,725	141,975	107,920	15,376	2,170,341
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,133,876	569,962	1,613,434	340,658	323,564	(220,448)	5,193,520
Fidelity Series 100 Index Fund	2,632,246	144,978	828,580	46,733	214,348	75,606	2,238,598
Fidelity Series 1000 Value Index Fund	1,020,866	71,107	280,499	33,048	46,577	8,316	866,367
Fidelity Series All-Sector Equity Fund	3,570,349	440,548	1,103,510	306,783	196,386	(79,913)	3,023,860
Fidelity Series Canada Fund	--	825,831	83,406	8,072	1,252	28,747	772,424
Fidelity Series Commodity Strategy Fund	3,530,818	1,067,199	630,625	22,667	(191,196)	339,651	4,115,847
Fidelity Series Emerging Markets Debt Fund	1,593,475	146,091	196,045	93,096	2,458	(12)	1,545,967
Fidelity Series Emerging Markets Fund	12,120,840	653,692	6,399,903	246,511	1,115,921	1,033,552	8,524,102
Fidelity Series Floating Rate High Income Fund	526,149	41,003	81,683	18,930	(2,954)	1,384	483,899
Fidelity Series Government Money Market Fund 1.33%	33,687,414	6,926,017	4,948,644	254,202	--	--	35,664,787
Fidelity Series High Income Fund	3,176,907	276,343	465,885	146,366	(8,425)	35,367	3,014,307
Fidelity Series Inflation-Protected Bond Index Fund	6,934,016	850,483	1,107,683	135,283	(19,150)	(52,510)	6,605,156
Fidelity Series International Credit Fund	--	106,533	--	1,992	--	4	106,537
Fidelity Series International Growth Fund	7,950,969	560,328	2,276,472	226,847	529,725	650,715	7,415,265
Fidelity Series International Small Cap Fund	1,809,980	185,755	498,452	107,401	116,789	189,508	1,803,580
Fidelity Series International Value Fund	7,971,369	658,577	2,021,574	226,988	215,040	593,103	7,416,515
Fidelity Series Investment Grade Bond Fund	71,039,111	6,906,030	10,192,696	1,584,076	1,837	576,734	68,331,016
Fidelity Series Long-Term Treasury Bond Index Fund	68,945	4,443,074	348,298	44,394	(7,740)	62,953	4,218,934
Fidelity Series Real Estate Equity Fund	608,427	52,836	145,417	28,080	14,704	(21,342)	509,208
Fidelity Series Real Estate Income Fund	1,032,613	103,364	153,712	61,723	8,110	(22,742)	967,633
Fidelity Series Small Cap Opportunities Fund	3,083,854	406,337	860,510	291,231	188,710	(218,133)	2,600,258
Total	$210,598,725	$32,392,458	$49,344,738	$6,877,310	$5,147,186	$2,197,496	$200,991,127

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

December 31, 2017

AFF10-QTLY-0218
1.811320.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	1,057,031	$13,783,686
Fidelity Advisor Series Equity Value Fund (a)	1,278,300	16,541,202
Fidelity Advisor Series Growth & Income Fund (a)	1,664,095	25,843,398
Fidelity Advisor Series Growth Opportunities Fund (a)	714,563	9,103,530
Fidelity Advisor Series Opportunistic Insights Fund (a)	733,918	12,814,207
Fidelity Advisor Series Small Cap Fund (a)	582,545	6,938,110
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	1,266,394	16,602,423
Fidelity Series 100 Index Fund (a)	412,215	7,156,045
Fidelity Series 1000 Value Index Fund (a)	217,567	2,769,624
Fidelity Series All-Sector Equity Fund (a)	762,347	9,666,556
Fidelity Series Commodity Strategy Fund (a)	1,850,796	10,068,331
Fidelity Series Real Estate Equity Fund (a)	127,055	1,627,569
Fidelity Series Small Cap Opportunities Fund (a)	592,514	8,312,969
TOTAL DOMESTIC EQUITY FUNDS
(Cost $109,850,655)		141,227,650

International Equity Funds - 15.8%
Fidelity Series Canada Fund (a)	214,207	2,332,720
Fidelity Series Emerging Markets Fund (a)	1,191,774	25,515,873
Fidelity Series International Growth Fund (a)	1,386,550	22,392,777
Fidelity Series International Small Cap Fund (a)	303,092	5,446,557
Fidelity Series International Value Fund (a)	2,093,875	22,383,528
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $55,029,508)		78,071,455

Bond Funds - 38.4%
Fidelity Series Emerging Markets Debt Fund (a)	368,066	3,768,991
Fidelity Series Floating Rate High Income Fund (a)	123,959	1,176,370
Fidelity Series High Income Fund (a)	757,866	7,343,722
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,342,360	13,101,434
Fidelity Series International Credit Fund (a)	25,603	256,033
Fidelity Series Investment Grade Bond Fund (a)	13,430,348	151,091,415
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,161,462	10,371,855
Fidelity Series Real Estate Income Fund (a)	215,460	2,352,823
TOTAL BOND FUNDS
(Cost $185,248,895)		189,462,643

Short-Term Funds - 17.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,722,372	17,154,824
Fidelity Series Government Money Market Fund 1.33% (a)(b)	68,038,049	68,038,049
TOTAL SHORT-TERM FUNDS
(Cost $85,235,737)		85,192,873
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $435,364,795)		493,954,621
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(326,098)
NET ASSETS - 100%		$493,628,523

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$15,656,078	$2,609,118.	$5,317,191	$2,143,113	$1,388,481	$(552,800)	$13,783,686
Fidelity Advisor Series Equity Value Fund	28,203,890	2,293,832	13,846,660(a)	1,581,294	3,156,922	(3,266,782)	16,541,202
Fidelity Advisor Series Growth & Income Fund	19,458,116	10,402,967(a)	5,668,557	1,446,845	166,127	1,484,745	25,843,398
Fidelity Advisor Series Growth Opportunities Fund	10,275,629	1,167,385	3,378,228	862,176	659,134	379,610	9,103,530
Fidelity Advisor Series Opportunistic Insights Fund	14,545,452	1,968,901	4,822,085	1,535,657	1,937,687	(815,748)	12,814,207
Fidelity Advisor Series Short-Term Credit Fund	19,797,584	900,023	3,510,155	238,402	(3,968)	(28,660)	17,154,824
Fidelity Advisor Series Small Cap Fund	7,871,358	739,180	2,046,951	453,679	290,955	83,568	6,938,110
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,778,707	1,646,788	4,126,743	1,088,527	855,376	(551,705)	16,602,423
Fidelity Series 100 Index Fund	8,059,670	389,310	2,192,713	149,325	654,543	245,235	7,156,045
Fidelity Series 1000 Value Index Fund	3,126,118	198,492	724,240	105,599	119,828	49,426	2,769,624
Fidelity Series All-Sector Equity Fund	10,931,420	1,305,325	2,906,215	980,279	527,541	(191,515)	9,666,556
Fidelity Series Canada Fund	--	2,427,551	189,849	24,201	2,876	92,142	2,332,720
Fidelity Series Commodity Strategy Fund	8,363,369	2,660,474	1,317,763	54,454	(262,573)	624,824	10,068,331
Fidelity Series Emerging Markets Debt Fund	3,863,369	322,716	422,568	225,172	4,066	1,408	3,768,991
Fidelity Series Emerging Markets Fund	33,634,127	1,667,536	15,765,996	733,773	2,767,267	3,212,939	25,515,873
Fidelity Series Floating Rate High Income Fund	1,270,072	86,133	176,063	45,493	(6,763)	2,991	1,176,370
Fidelity Series Government Money Market Fund 1.33%	62,061,398	14,086,731	8,110,080	472,580	--	--	68,038,049
Fidelity Series High Income Fund	7,700,215	590,289	1,011,579	353,446	(19,681)	84,478	7,343,722
Fidelity Series Inflation-Protected Bond Index Fund	13,476,555	1,691,693	1,920,182	268,343	(28,673)	(117,959)	13,101,434
Fidelity Series International Credit Fund	--	256,023	--	4,788	--	10	256,033
Fidelity Series International Growth Fund	23,784,996	1,447,706	6,344,087	684,753	1,874,481	1,629,681	22,392,777
Fidelity Series International Small Cap Fund	5,424,288	505,976	1,393,354	324,195	420,327	489,320	5,446,557
Fidelity Series International Value Fund	23,846,343	1,602,266	5,456,839	683,869	622,286	1,769,472	22,383,528
Fidelity Series Investment Grade Bond Fund	153,919,482	15,958,819	20,019,808	3,442,518	7,951	1,224,971	151,091,415
Fidelity Series Long-Term Treasury Bond Index Fund	155,146	10,828,533	743,375	107,207	(21,461)	153,012	10,371,855
Fidelity Series Real Estate Equity Fund	1,862,474	166,861	380,512	88,241	38,032	(59,286)	1,627,569
Fidelity Series Real Estate Income Fund	2,494,077	225,358	331,114	148,844	18,465	(53,963)	2,352,823
Fidelity Series Small Cap Opportunities Fund	9,440,735	1,189,827	2,228,782	909,352	444,338	(533,149)	8,312,969
Total	$508,000,668	$79,335,813	$114,351,689	$19,156,125	$15,613,564	$5,356,265	$493,954,621

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

December 31, 2017

AFF15-QTLY-0218
1.811321.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	3,077,778	$40,134,222
Fidelity Advisor Series Equity Value Fund (a)	3,722,082	48,163,739
Fidelity Advisor Series Growth & Income Fund (a)	4,845,390	75,248,900
Fidelity Advisor Series Growth Opportunities Fund (a)	2,080,609	26,506,964
Fidelity Advisor Series Opportunistic Insights Fund (a)	2,136,989	37,311,824
Fidelity Advisor Series Small Cap Fund (a)	1,696,229	20,202,088
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	3,687,405	48,341,884
Fidelity Series 100 Index Fund (a)	1,200,262	20,836,548
Fidelity Series 1000 Value Index Fund (a)	633,510	8,064,586
Fidelity Series All-Sector Equity Fund (a)	2,219,772	28,146,712
Fidelity Series Commodity Strategy Fund (a)	4,323,403	23,519,310
Fidelity Series Real Estate Equity Fund (a)	369,950	4,739,063
Fidelity Series Small Cap Opportunities Fund (a)	1,725,222	24,204,868
TOTAL DOMESTIC EQUITY FUNDS
(Cost $311,147,636)		405,420,708

International Equity Funds - 18.6%
Fidelity Series Canada Fund (a)	601,268	6,547,810
Fidelity Series Emerging Markets Fund (a)	3,191,128	68,322,053
Fidelity Series International Growth Fund (a)	3,891,739	62,851,579
Fidelity Series International Small Cap Fund (a)	850,712	15,287,300
Fidelity Series International Value Fund (a)	5,877,114	62,826,347
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $149,879,261)		215,835,089

Bond Funds - 33.9%
Fidelity Series Emerging Markets Debt Fund (a)	843,005	8,632,372
Fidelity Series Floating Rate High Income Fund (a)	288,570	2,738,531
Fidelity Series High Income Fund (a)	1,765,103	17,103,848
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,249,321	21,953,375
Fidelity Series International Credit Fund (a)	60,940	609,401
Fidelity Series Investment Grade Bond Fund (a)	27,901,197	313,888,465
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,737,457	24,445,494
Fidelity Series Real Estate Income Fund (a)	506,655	5,532,670
TOTAL BOND FUNDS
(Cost $385,790,021)		394,904,156

Short-Term Funds - 12.7%
Fidelity Advisor Series Short-Term Credit Fund (a)	2,987,291	29,753,419
Fidelity Series Government Money Market Fund 1.15% (a)(b)	117,716,092	117,716,092
TOTAL SHORT-TERM FUNDS
(Cost $147,563,432)		147,469,511
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $994,380,350)		1,163,629,464
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(806,864)
NET ASSETS - 100%		$1,162,822,600

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,524,066	$6,948,989	$14,761,071	$6,231,707	$4,029,519	$(1,607,281)	$40,134,222
Fidelity Advisor Series Equity Value Fund	81,815,902	5,921,550	39,263,377(a)	4,599,217	6,780,917	(7,091,253)	48,163,739
Fidelity Advisor Series Growth & Income Fund	56,487,336	29,112,110(a)	15,145,894	4,210,885	582,236	4,213,112	75,248,900
Fidelity Advisor Series Growth Opportunities Fund	29,904,426	2,974,488	9,391,886	2,507,057	1,919,457	1,100,479	26,506,964
Fidelity Advisor Series Opportunistic Insights Fund	42,300,151	5,130,519	13,369,935	4,465,410	5,624,858	(2,373,769)	37,311,824
Fidelity Advisor Series Short-Term Credit Fund	33,790,894	1,334,839	5,317,800	402,632	(2,646)	(51,868)	29,753,419
Fidelity Advisor Series Small Cap Fund	22,747,133	1,867,498	5,494,372	1,319,210	821,401	260,428	20,202,088
Fidelity Advisor Series Stock Selector Large Cap Value Fund	54,308,043	3,988,791	10,844,294	3,165,205	2,418,503	(1,529,159)	48,341,884
Fidelity Series 100 Index Fund	23,471,812	798,810	6,054,008	434,210	1,684,047	935,887	20,836,548
Fidelity Series 1000 Value Index Fund	9,072,554	443,558	1,943,320	307,066	344,288	147,506	8,064,586
Fidelity Series All-Sector Equity Fund	31,808,427	3,338,745	7,976,681	2,850,471	1,414,467	(438,246)	28,146,712
Fidelity Series Canada Fund	--	6,735,079	480,164	68,076	7,436	285,459	6,547,810
Fidelity Series Commodity Strategy Fund	19,730,718	6,189,357	3,248,448	128,035	(1,172,093)	2,019,776	23,519,310
Fidelity Series Emerging Markets Debt Fund	9,038,148	638,901	1,059,290	519,890	10,639	3,974	8,632,372
Fidelity Series Emerging Markets Fund	88,257,284	3,293,206	38,863,696	1,957,865	6,443,322	9,191,937	68,322,053
Fidelity Series Floating Rate High Income Fund	3,032,156	156,609	441,340	107,044	(19,527)	10,633	2,738,531
Fidelity Series Government Money Market Fund 1.15%	105,863,553	26,829,892	14,977,353	810,083	--	--	117,716,092
Fidelity Series High Income Fund	18,383,602	1,119,969	2,553,581	831,463	(60,169)	214,027	17,103,848
Fidelity Series Inflation-Protected Bond Index Fund	22,627,640	2,969,356	3,397,083	450,138	(79,669)	(166,869)	21,953,375
Fidelity Series International Credit Fund	--	609,378	--	11,397	--	23	609,401
Fidelity Series International Growth Fund	67,875,480	3,038,089	17,966,916	1,919,259	5,747,637	4,157,289	62,851,579
Fidelity Series International Small Cap Fund	15,477,302	1,175,169	3,941,207	908,676	1,309,716	1,266,320	15,287,300
Fidelity Series International Value Fund	68,051,945	3,214,926	15,188,949	1,919,839	1,780,227	4,968,198	62,826,347
Fidelity Series Investment Grade Bond Fund	323,226,746	32,584,490	44,541,440	7,171,470	31,091	2,587,578	313,888,465
Fidelity Series Long-Term Treasury Bond Index Fund	310,205	25,448,944	1,630,166	252,737	(36,464)	352,975	24,445,494
Fidelity Series Real Estate Equity Fund	5,406,610	433,573	1,039,161	256,134	81,954	(143,913)	4,739,063
Fidelity Series Real Estate Income Fund	5,999,051	445,146	830,441	351,250	59,436	(140,522)	5,532,670
Fidelity Series Small Cap Opportunities Fund	27,405,880	3,052,456	5,986,179	2,641,694	1,167,545	(1,434,834)	24,204,868
Total	$1,211,917,064	$179,794,437	$285,708,052	$50,798,120	$40,888,128	$16,737,887	$1,163,629,464

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

December 31, 2017

AFF20-QTLY-0218
1.811328.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	7,689,796	$100,274,940
Fidelity Advisor Series Equity Value Fund (a)	9,299,659	120,337,593
Fidelity Advisor Series Growth & Income Fund (a)	12,106,372	188,011,958
Fidelity Advisor Series Growth Opportunities Fund (a)	5,198,307	66,226,436
Fidelity Advisor Series Opportunistic Insights Fund (a)	5,339,268	93,223,612
Fidelity Advisor Series Small Cap Fund (a)	4,238,217	50,477,161
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	9,212,826	120,780,154
Fidelity Series 100 Index Fund (a)	2,998,747	52,058,240
Fidelity Series 1000 Value Index Fund (a)	1,582,767	20,148,625
Fidelity Series All-Sector Equity Fund (a)	5,546,024	70,323,588
Fidelity Series Commodity Strategy Fund (a)	9,442,739	51,368,500
Fidelity Series Real Estate Equity Fund (a)	924,248	11,839,617
Fidelity Series Small Cap Opportunities Fund (a)	4,310,529	60,476,725
TOTAL DOMESTIC EQUITY FUNDS
(Cost $780,296,363)		1,005,547,149

International Equity Funds - 20.6%
Fidelity Series Canada Fund (a)	1,473,274	16,043,956
Fidelity Series Emerging Markets Fund (a)	7,650,998	163,807,857
Fidelity Series International Growth Fund (a)	9,536,265	154,010,675
Fidelity Series International Small Cap Fund (a)	2,084,521	37,458,835
Fidelity Series International Value Fund (a)	14,380,885	153,731,656
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $373,449,097)		525,052,979

Bond Funds - 30.5%
Fidelity Series Emerging Markets Debt Fund (a)	1,795,384	18,384,735
Fidelity Series Floating Rate High Income Fund (a)	620,031	5,884,090
Fidelity Series High Income Fund (a)	3,831,792	37,130,069
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,900,425	28,308,150
Fidelity Series International Credit Fund (a)	130,981	1,309,814
Fidelity Series Investment Grade Bond Fund (a)	55,118,872	620,087,309
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,014,420	53,708,770
Fidelity Series Real Estate Income Fund (a)	1,095,425	11,962,042
TOTAL BOND FUNDS
(Cost $773,038,864)		776,774,979

Short-Term Funds - 9.6%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,904,772	48,851,525
Fidelity Series Government Money Market Fund 1.33% (a)(b)	195,596,917	195,596,917
TOTAL SHORT-TERM FUNDS
(Cost $244,601,746)		244,448,442
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,171,386,070)		2,551,823,549
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,814,870)
NET ASSETS - 100%		$2,550,008,679

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$107,899,662	$17,723,450	$30,728,702	$15,611,037	$8,114,360	$(2,733,830)	$100,274,940
Fidelity Advisor Series Equity Value Fund	192,890,348	16,391,125	88,061,363(a)	11,453,802	9,071,456	(9,953,973)	120,337,593
Fidelity Advisor Series Growth & Income Fund	133,562,727	71,480,830(a)	28,796,357	10,388,742	977,678	10,787,080	188,011,958
Fidelity Advisor Series Growth Opportunities Fund	70,967,317	7,661,410	19,577,832	6,280,189	3,878,308	3,297,233	66,226,436
Fidelity Advisor Series Opportunistic Insights Fund	100,276,958	13,147,045	27,747,767	11,186,246	11,270,284	(3,722,908)	93,223,612
Fidelity Advisor Series Short-Term Credit Fund	53,699,458	1,954,150	6,710,567	652,671	(1,134)	(90,382)	48,851,525
Fidelity Advisor Series Small Cap Fund	53,446,579	5,040,396	10,538,922	3,304,794	1,472,673	1,056,435	50,477,161
Fidelity Advisor Series Stock Selector Large Cap Value Fund	128,008,473	10,857,342	20,137,239	7,929,036	3,153,406	(1,101,828)	120,780,154
Fidelity Series 100 Index Fund	55,757,975	2,166,479	12,259,199	1,087,703	3,061,914	3,331,071	52,058,240
Fidelity Series 1000 Value Index Fund	21,451,762	1,187,791	3,686,323	769,210	599,541	595,854	20,148,625
Fidelity Series All-Sector Equity Fund	75,469,271	8,607,895	15,954,048	7,140,658	2,170,721	29,749	70,323,588
Fidelity Series Canada Fund	--	16,290,417	1,000,161	166,360	15,736	737,964	16,043,956
Fidelity Series Commodity Strategy Fund	41,695,481	13,497,375	5,698,312	278,853	(1,356,122)	3,230,078	51,368,500
Fidelity Series Emerging Markets Debt Fund	18,811,124	1,419,618	1,871,093	1,100,082	7,183	17,903	18,384,735
Fidelity Series Emerging Markets Fund	197,902,416	8,270,738	78,168,792	4,715,100	10,934,621	24,868,874	163,807,857
Fidelity Series Floating Rate High Income Fund	6,322,119	360,693	779,595	227,560	(30,696)	11,569	5,884,090
Fidelity Series Government Money Market Fund 1.33%	168,214,560	47,212,050	19,829,693	1,314,101	--	--	195,596,917
Fidelity Series High Income Fund	38,742,751	2,559,562	4,493,893	1,787,157	(90,556)	412,205	37,130,069
Fidelity Series Inflation-Protected Bond Index Fund	28,153,800	4,019,856	3,545,594	581,147	(91,578)	(228,334)	28,308,150
Fidelity Series International Credit Fund	--	1,309,765	--	24,496	--	49	1,309,814
Fidelity Series International Growth Fund	159,124,886	7,939,040	36,523,393	4,715,322	9,316,600	14,153,542	154,010,675
Fidelity Series International Small Cap Fund	36,182,712	2,991,430	7,798,572	2,232,414	2,040,608	4,042,657	37,458,835
Fidelity Series International Value Fund	159,539,367	8,539,187	30,287,640	4,712,388	2,498,623	13,442,119	153,731,656
Fidelity Series Investment Grade Bond Fund	617,537,596	68,455,206	70,871,029	14,002,535	179,546	4,785,990	620,087,309
Fidelity Series Long-Term Treasury Bond Index Fund	578,556	55,454,370	3,033,579	548,722	(67,776)	777,199	53,708,770
Fidelity Series Real Estate Equity Fund	12,783,544	1,201,289	1,985,633	633,569	48,668	(208,251)	11,839,617
Fidelity Series Real Estate Income Fund	12,602,093	1,006,945	1,466,787	755,513	84,107	(264,316)	11,962,042
Fidelity Series Small Cap Opportunities Fund	64,799,072	7,915,689	11,581,087	6,503,851	1,380,094	(2,037,043)	60,476,725
Total	$2,556,420,607	$404,661,143	$543,133,172	$120,103,258	$68,638,265	$65,236,706	$2,551,823,549

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

December 31, 2017

AFF25-QTLY-0218
1.811335.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,185,685	$132,821,338
Fidelity Advisor Series Equity Value Fund (a)	12,328,399	159,529,489
Fidelity Advisor Series Growth & Income Fund (a)	16,050,865	249,269,940
Fidelity Advisor Series Growth Opportunities Fund (a)	6,891,212	87,794,042
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,078,199	123,585,352
Fidelity Advisor Series Small Cap Fund (a)	5,618,434	66,915,553
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,213,367	160,117,247
Fidelity Series 100 Index Fund (a)	3,976,959	69,040,011
Fidelity Series 1000 Value Index Fund (a)	2,100,474	26,739,039
Fidelity Series All-Sector Equity Fund (a)	7,354,532	93,255,466
Fidelity Series Commodity Strategy Fund (a)	11,309,372	61,522,984
Fidelity Series Real Estate Equity Fund (a)	1,225,369	15,696,979
Fidelity Series Small Cap Opportunities Fund (a)	5,714,822	80,178,957
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,032,113,053)		1,326,466,397

International Equity Funds - 22.4%
Fidelity Series Canada Fund (a)	1,915,163	20,856,125
Fidelity Series Emerging Markets Fund (a)	9,776,261	209,309,738
Fidelity Series International Growth Fund (a)	12,396,295	200,200,169
Fidelity Series International Small Cap Fund (a)	2,709,766	48,694,500
Fidelity Series International Value Fund (a)	18,710,912	200,019,652
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $493,553,027)		679,080,184

Bond Funds - 26.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,092,973	21,432,046
Fidelity Series Floating Rate High Income Fund (a)	729,100	6,919,158
Fidelity Series High Income Fund (a)	4,442,923	43,051,925
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,432,502	23,741,217
Fidelity Series International Credit Fund (a)	151,856	1,518,558
Fidelity Series Investment Grade Bond Fund (a)	56,502,638	635,654,675
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,171,074	64,037,693
Fidelity Series Real Estate Income Fund (a)	1,281,681	13,995,954
TOTAL BOND FUNDS
(Cost $810,993,158)		810,351,226

Short-Term Funds - 7.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	4,367,108	43,496,395
Fidelity Series Government Money Market Fund 1.33% (a)(b)	178,248,453	178,248,453
TOTAL SHORT-TERM FUNDS
(Cost $221,884,042)		221,744,848
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,558,543,280)		3,037,642,655
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,236,295)
NET ASSETS - 100%		$3,035,406,360

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$135,937,851	$26,056,047	$35,561,872	$20,642,133	$8,601,061	$(2,211,749)	$132,821,338
Fidelity Advisor Series Equity Value Fund	241,941,961	25,285,455	106,470,876(a)	15,083,612	8,474,729	(9,701,780)	159,529,489
Fidelity Advisor Series Growth & Income Fund	167,651,187	103,905,860(a)	37,701,882	13,515,353	778,080	14,636,695	249,269,940
Fidelity Advisor Series Growth Opportunities Fund	89,516,164	11,848,859	22,635,092	8,311,071	4,097,995	4,966,116	87,794,042
Fidelity Advisor Series Opportunistic Insights Fund	126,356,944	19,831,020	31,952,215	14,803,851	10,570,282	(1,220,679)	123,585,352
Fidelity Advisor Series Short-Term Credit Fund	44,613,993	3,644,539	4,675,988	559,093	(1,555)	(84,594)	43,496,395
Fidelity Advisor Series Small Cap Fund	67,276,031	8,789,820	12,360,174	4,373,547	1,405,560	1,804,316	66,915,553
Fidelity Advisor Series Stock Selector Large Cap Value Fund	160,603,013	27,864,397	30,918,963	10,493,156	1,340,944	1,227,856	160,117,247
Fidelity Series 100 Index Fund	70,010,948	5,592,318	14,839,829	1,440,028	2,961,943	5,314,631	69,040,011
Fidelity Series 1000 Value Index Fund	26,963,429	2,094,991	3,871,195	1,019,030	512,846	1,038,968	26,739,039
Fidelity Series All-Sector Equity Fund	94,923,840	13,214,869	17,533,262	9,452,674	1,428,662	1,221,357	93,255,466
Fidelity Series Canada Fund	--	20,949,991	1,108,520	215,842	15,468	999,186	20,856,125
Fidelity Series Commodity Strategy Fund	47,127,023	22,449,990	10,307,460	330,798	(510,310)	2,763,741	61,522,984
Fidelity Series Emerging Markets Debt Fund	21,226,584	1,984,532	1,797,900	1,267,613	2,566	16,264	21,432,046
Fidelity Series Emerging Markets Fund	236,992,530	16,102,714	87,533,464	6,012,656	11,437,077	32,310,881	209,309,738
Fidelity Series Floating Rate High Income Fund	7,128,727	561,496	749,064	262,780	(23,175)	1,174	6,919,158
Fidelity Series Government Money Market Fund 1.33%	139,740,928	52,572,639	14,065,114	1,143,486	--	--	178,248,453
Fidelity Series High Income Fund	43,229,749	3,767,142	4,305,158	2,040,837	(45,592)	405,784	43,051,925
Fidelity Series Inflation-Protected Bond Index Fund	23,930,887	3,137,978	3,063,165	488,315	(21,822)	(242,661)	23,741,217
Fidelity Series International Credit Fund	--	1,518,502	--	28,400	--	56	1,518,558
Fidelity Series International Growth Fund	197,802,750	14,207,652	41,433,694	6,118,701	8,263,121	21,360,340	200,200,169
Fidelity Series International Small Cap Fund	44,955,970	4,804,655	8,717,465	2,896,859	1,759,671	5,891,669	48,694,500
Fidelity Series International Value Fund	198,365,131	14,966,207	33,317,511	6,121,242	1,740,806	18,265,019	200,019,652
Fidelity Series Investment Grade Bond Fund	601,868,505	113,516,659	84,477,376	14,066,042	144,923	4,601,964	635,654,675
Fidelity Series Long-Term Treasury Bond Index Fund	541,162	65,642,116	2,987,098	644,146	(65,578)	907,091	64,037,693
Fidelity Series Real Estate Equity Fund	16,067,822	1,840,299	1,995,100	831,587	18,467	(234,509)	15,696,979
Fidelity Series Real Estate Income Fund	14,185,039	1,438,084	1,410,372	874,402	3,327	(220,124)	13,995,954
Fidelity Series Small Cap Opportunities Fund	81,447,702	12,018,166	12,434,802	8,499,678	1,060,695	(1,912,804)	80,178,957
Total	$2,900,405,870	$599,606,997	$628,224,611	$151,536,932	$63,950,191	$101,904,208	$3,037,642,655

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

December 31, 2017

AFF30-QTLY-0218
1.811336.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	12,165,355	$158,636,225
Fidelity Advisor Series Equity Value Fund (a)	14,712,083	190,374,354
Fidelity Advisor Series Growth & Income Fund (a)	19,151,927	297,429,422
Fidelity Advisor Series Growth Opportunities Fund (a)	8,223,455	104,766,813
Fidelity Advisor Series Opportunistic Insights Fund (a)	8,446,705	147,479,461
Fidelity Advisor Series Small Cap Fund (a)	6,704,917	79,855,560
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	14,574,780	191,075,368
Fidelity Series 100 Index Fund (a)	4,743,919	82,354,440
Fidelity Series 1000 Value Index Fund (a)	2,504,011	31,876,054
Fidelity Series All-Sector Equity Fund (a)	8,773,888	111,252,894
Fidelity Series Commodity Strategy Fund (a)	11,063,524	60,185,570
Fidelity Series Real Estate Equity Fund (a)	1,462,211	18,730,918
Fidelity Series Small Cap Opportunities Fund (a)	6,819,745	95,681,019
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,232,933,359)		1,569,698,098

International Equity Funds - 26.3%
Fidelity Series Canada Fund (a)	2,230,083	24,285,603
Fidelity Series Emerging Markets Fund (a)	11,070,292	237,014,954
Fidelity Series International Growth Fund (a)	14,434,478	233,116,827
Fidelity Series International Small Cap Fund (a)	3,157,246	56,735,712
Fidelity Series International Value Fund (a)	21,743,779	232,440,996
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $578,663,117)		783,594,092

Bond Funds - 19.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,001,793	20,498,365
Fidelity Series Floating Rate High Income Fund (a)	699,096	6,634,419
Fidelity Series High Income Fund (a)	4,364,939	42,296,263
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,384,403	23,271,773
Fidelity Series International Credit Fund (a)	148,890	1,488,896
Fidelity Series Investment Grade Bond Fund (a)	37,172,635	418,192,144
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,061,610	63,060,176
Fidelity Series Real Estate Income Fund (a)	1,232,201	13,455,631
TOTAL BOND FUNDS
(Cost $585,402,358)		588,897,667

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	826,960	8,236,523
Fidelity Series Government Money Market Fund 1.33% (a)(b)	36,728,865	36,728,865
TOTAL SHORT-TERM FUNDS
(Cost $44,977,983)		44,965,388
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,441,976,817)		2,987,155,245
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,361,527)
NET ASSETS - 100%		$2,984,793,718

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$162,260,993	$30,940,450	$42,227,491	$24,636,617	$10,319,917	$(2,657,644)	$158,636,225
Fidelity Advisor Series Equity Value Fund	287,560,469	30,229,186	125,936,569(a)	17,991,405	9,114,356	(10,593,088)	190,374,354
Fidelity Advisor Series Growth & Income Fund	199,402,635	118,331,776(a)	38,573,074	16,179,963	803,045	17,465,040	297,429,422
Fidelity Advisor Series Growth Opportunities Fund	106,995,666	13,945,447	27,039,933	9,910,959	4,969,094	5,896,539	104,766,813
Fidelity Advisor Series Opportunistic Insights Fund	150,855,127	23,379,404	37,943,861	17,653,640	9,055,481	2,133,310	147,479,461
Fidelity Advisor Series Short-Term Credit Fund	6,975,659	2,105,904	832,527	87,664	870	(13,383)	8,236,523
Fidelity Advisor Series Small Cap Fund	80,012,023	9,552,101	13,518,443	5,215,570	1,646,931	2,162,948	79,855,560
Fidelity Advisor Series Stock Selector Large Cap Value Fund	190,903,298	21,247,871	24,135,897	12,513,207	1,461,627	1,598,469	191,075,368
Fidelity Series 100 Index Fund	83,215,061	4,854,991	15,586,423	1,716,530	3,462,293	6,408,518	82,354,440
Fidelity Series 1000 Value Index Fund	32,100,022	2,441,747	4,515,314	1,213,928	596,149	1,253,450	31,876,054
Fidelity Series All-Sector Equity Fund	112,891,828	15,521,435	20,326,266	11,269,045	1,590,756	1,575,141	111,252,894
Fidelity Series Canada Fund	--	24,170,575	1,200,352	250,503	17,361	1,298,019	24,285,603
Fidelity Series Commodity Strategy Fund	44,717,598	18,970,631	5,614,826	317,889	21,047	2,091,120	60,185,570
Fidelity Series Emerging Markets Debt Fund	20,427,254	1,888,967	1,839,794	1,215,106	7,426	14,512	20,498,365
Fidelity Series Emerging Markets Fund	258,234,751	16,266,953	85,596,864	6,872,397	11,163,189	36,946,925	237,014,954
Fidelity Series Floating Rate High Income Fund	6,888,450	533,671	766,407	252,931	(24,062)	2,767	6,634,419
Fidelity Series Government Money Market Fund 1.33%	21,881,352	17,289,166	2,441,653	186,325	--	--	36,728,865
Fidelity Series High Income Fund	42,727,356	3,638,563	4,425,354	2,010,608	(55,502)	411,200	42,296,263
Fidelity Series Inflation-Protected Bond Index Fund	25,360,275	1,377,198	3,219,565	478,881	(34,644)	(211,491)	23,271,773
Fidelity Series International Credit Fund	--	1,488,841	--	27,845	--	55	1,488,896
Fidelity Series International Growth Fund	232,884,065	16,164,027	50,539,712	7,119,807	9,582,177	25,026,270	233,116,827
Fidelity Series International Small Cap Fund	53,210,745	5,500,715	10,968,642	3,372,960	1,638,823	7,354,071	56,735,712
Fidelity Series International Value Fund	233,497,432	16,225,883	40,768,887	7,108,464	1,557,621	21,928,947	232,440,996
Fidelity Series Investment Grade Bond Fund	340,730,927	111,918,218	36,965,862	8,660,654	(175,281)	2,684,142	418,192,144
Fidelity Series Long-Term Treasury Bond Index Fund	254,284	64,910,499	2,833,029	631,469	(24,392)	752,814	63,060,176
Fidelity Series Real Estate Equity Fund	19,129,170	2,162,306	2,305,256	992,567	22,916	(278,218)	18,730,918
Fidelity Series Real Estate Income Fund	13,733,149	1,370,862	1,442,138	841,804	20,954	(227,196)	13,455,631
Fidelity Series Small Cap Opportunities Fund	96,962,467	14,281,772	14,555,373	10,130,764	986,063	(1,993,910)	95,681,019
Total	$2,823,812,056	$590,709,159	$616,119,512	$168,859,502	$67,724,215	$121,029,327	$2,987,155,245

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

December 31, 2017

AFF35-QTLY-0218
1.811337.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	11,303,945	$147,403,440
Fidelity Advisor Series Equity Value Fund (a)	13,670,240	176,892,901
Fidelity Advisor Series Growth & Income Fund (a)	17,795,413	276,362,767
Fidelity Advisor Series Growth Opportunities Fund (a)	7,640,992	97,346,235
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,848,614	137,036,798
Fidelity Advisor Series Small Cap Fund (a)	6,230,022	74,199,562
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	13,542,702	177,544,824
Fidelity Series 100 Index Fund (a)	4,407,890	76,520,963
Fidelity Series 1000 Value Index Fund (a)	2,326,654	29,618,304
Fidelity Series All-Sector Equity Fund (a)	8,152,539	103,374,195
Fidelity Series Commodity Strategy Fund (a)	8,819,107	47,975,943
Fidelity Series Real Estate Equity Fund (a)	1,358,708	17,405,049
Fidelity Series Small Cap Opportunities Fund (a)	6,336,850	88,906,005
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,150,526,389)		1,450,586,986

International Equity Funds - 29.8%
Fidelity Series Canada Fund (a)	2,028,161	22,086,674
Fidelity Series Emerging Markets Fund (a)	9,854,220	210,978,849
Fidelity Series International Growth Fund (a)	13,220,372	213,509,009
Fidelity Series International Small Cap Fund (a)	2,889,764	51,929,053
Fidelity Series International Value Fund (a)	19,933,184	213,085,735
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $532,408,439)		711,589,320

Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund (a)	1,554,453	15,917,601
Fidelity Series Floating Rate High Income Fund (a)	546,414	5,185,465
Fidelity Series High Income Fund (a)	3,415,487	33,096,069
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,911,783	18,659,005
Fidelity Series International Credit Fund (a)	117,528	1,175,279
Fidelity Series Investment Grade Bond Fund (a)	4,971,745	55,932,130
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,677,102	50,696,517
Fidelity Series Real Estate Income Fund (a)	966,960	10,559,205
TOTAL BOND FUNDS
(Cost $189,613,252)		191,221,271

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	688,582	6,858,273
Fidelity Series Government Money Market Fund 1.33% (a)(b)	29,663,752	29,663,752
TOTAL SHORT-TERM FUNDS
(Cost $36,532,343)		36,522,025
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,909,080,423)		2,389,919,602
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,909,304)
NET ASSETS - 100%		$2,388,010,298

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$144,428,250	$30,388,886	$33,822,696	$22,854,111	$7,685,542	$(1,276,542)	$147,403,440
Fidelity Advisor Series Equity Value Fund	256,602,186	30,428,451	108,721,874(a)	16,630,180	6,815,857	(8,231,719)	176,892,901
Fidelity Advisor Series Growth & Income Fund	178,291,677	112,364,522(a)	31,063,897	14,813,442	439,261	16,331,204	276,362,767
Fidelity Advisor Series Growth Opportunities Fund	95,127,138	14,076,343	21,524,103	9,193,771	3,552,212	6,114,645	97,346,235
Fidelity Advisor Series Opportunistic Insights Fund	134,253,941	22,894,293	29,885,666	16,376,426	5,406,817	4,367,413	137,036,798
Fidelity Advisor Series Short-Term Credit Fund	5,502,922	2,008,790	642,939	70,271	497	(10,997)	6,858,273
Fidelity Advisor Series Small Cap Fund	71,314,504	9,543,058	10,053,062	4,838,197	1,028,909	2,366,153	74,199,562
Fidelity Advisor Series Stock Selector Large Cap Value Fund	170,320,861	24,357,123	19,796,868	11,607,771	473,850	2,189,858	177,544,824
Fidelity Series 100 Index Fund	73,936,519	5,052,525	11,459,970	1,592,314	2,179,220	6,812,669	76,520,963
Fidelity Series 1000 Value Index Fund	28,635,554	2,620,184	3,316,698	1,126,097	297,768	1,381,496	29,618,304
Fidelity Series All-Sector Equity Fund	100,245,505	15,181,133	14,734,671	10,453,725	988,723	1,693,505	103,374,195
Fidelity Series Canada Fund	--	21,834,500	1,004,734	227,469	12,252	1,244,656	22,086,674
Fidelity Series Commodity Strategy Fund	34,645,169	15,884,246	4,296,450	255,115	(301,134)	2,044,112	47,975,943
Fidelity Series Emerging Markets Debt Fund	15,727,504	1,582,896	1,406,740	941,019	166	13,775	15,917,601
Fidelity Series Emerging Markets Fund	219,674,149	15,290,157	65,351,555	6,064,551	7,529,375	33,836,723	210,978,849
Fidelity Series Floating Rate High Income Fund	5,323,980	464,200	586,099	196,748	(11,909)	(4,707)	5,185,465
Fidelity Series Government Money Market Fund 1.33%	17,248,589	14,307,168	1,892,005	148,028	--	--	29,663,752
Fidelity Series High Income Fund	33,080,898	3,108,488	3,367,960	1,566,500	(32,966)	307,609	33,096,069
Fidelity Series Inflation-Protected Bond Index Fund	19,497,504	1,239,549	1,875,503	383,751	(16,286)	(186,259)	18,659,005
Fidelity Series International Credit Fund	--	1,175,235	--	21,980	--	44	1,175,279
Fidelity Series International Growth Fund	206,512,126	16,382,239	40,301,874	6,509,994	5,484,423	25,432,095	213,509,009
Fidelity Series International Small Cap Fund	47,185,097	5,409,459	8,687,197	3,082,065	1,009,174	7,012,520	51,929,053
Fidelity Series International Value Fund	207,054,156	18,681,546	33,470,540	6,505,710	786,502	20,034,071	213,085,735
Fidelity Series Investment Grade Bond Fund	26,538,767	33,395,033	4,125,954	929,000	183	124,101	55,932,130
Fidelity Series Long-Term Treasury Bond Index Fund	10,602	52,358,922	2,319,724	502,197	(1,475)	648,192	50,696,517
Fidelity Series Real Estate Equity Fund	17,063,755	2,433,090	1,846,358	909,883	6,573	(252,011)	17,405,049
Fidelity Series Real Estate Income Fund	10,663,041	1,162,242	1,103,183	658,137	2,146	(165,041)	10,559,205
Fidelity Series Small Cap Opportunities Fund	86,495,781	14,303,952	10,974,337	9,300,573	365,994	(1,285,385)	88,906,005
Total	$2,205,380,175	$487,928,230	$467,632,657	$147,759,025	$43,701,674	$120,542,180	$2,389,919,602

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

December 31, 2017

AFF40-QTLY-0218
1.811338.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	10,524,432	$137,238,596
Fidelity Advisor Series Equity Value Fund (a)	12,727,510	164,693,980
Fidelity Advisor Series Growth & Income Fund (a)	16,567,946	257,300,195
Fidelity Advisor Series Growth Opportunities Fund (a)	7,113,814	90,629,992
Fidelity Advisor Series Opportunistic Insights Fund (a)	7,307,389	127,587,011
Fidelity Advisor Series Small Cap Fund (a)	5,800,465	69,083,534
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	12,608,730	165,300,454
Fidelity Series 100 Index Fund (a)	4,103,777	71,241,563
Fidelity Series 1000 Value Index Fund (a)	2,166,192	27,575,620
Fidelity Series All-Sector Equity Fund (a)	7,590,318	96,245,226
Fidelity Series Commodity Strategy Fund (a)	8,030,279	43,684,719
Fidelity Series Real Estate Equity Fund (a)	1,265,008	16,204,754
Fidelity Series Small Cap Opportunities Fund (a)	5,899,886	82,775,400
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,072,416,788)		1,349,561,044

International Equity Funds - 30.3%
Fidelity Series Canada Fund (a)	1,886,197	20,540,688
Fidelity Series Emerging Markets Fund (a)	9,114,096	195,132,802
Fidelity Series International Growth Fund (a)	12,272,693	198,203,996
Fidelity Series International Small Cap Fund (a)	2,684,156	48,234,289
Fidelity Series International Value Fund (a)	18,504,031	197,808,092
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $491,532,895)		659,919,867

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	1,415,865	14,498,453
Fidelity Series Floating Rate High Income Fund (a)	496,541	4,712,173
Fidelity Series High Income Fund (a)	3,130,051	30,330,196
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,750,101	17,080,989
Fidelity Series International Credit Fund (a)	107,038	1,070,383
Fidelity Series Investment Grade Bond Fund (a)	919,954	10,349,488
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,164,871	46,122,298
Fidelity Series Real Estate Income Fund (a)	880,246	9,612,291
TOTAL BOND FUNDS
(Cost $132,929,502)		133,776,271

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	623,408	6,209,143
Fidelity Series Government Money Market Fund 1.33% (a)(b)	26,980,041	26,980,041
TOTAL SHORT-TERM FUNDS
(Cost $33,198,652)		33,189,184
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,730,077,837)		2,176,446,366
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,762,699)
NET ASSETS - 100%		$2,174,683,667

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,478,332	$28,344,584	$30,385,638	$21,238,507	$6,926,486	$(1,125,168)	$137,238,596
Fidelity Advisor Series Equity Value Fund	237,148,200	28,311,177	99,369,953 (a)	15,447,429	6,512,725	(7,908,169)	164,693,980
Fidelity Advisor Series Growth & Income Fund	164,302,713	106,133,738 (a)	28,539,775	13,730,916	374,813	15,028,706	257,300,195
Fidelity Advisor Series Growth Opportunities Fund	87,924,291	13,219,108	19,398,210	8,543,677	3,128,214	5,756,589	90,629,992
Fidelity Advisor Series Opportunistic Insights Fund	124,077,560	21,336,423	26,766,879	15,218,764	4,546,169	4,393,738	127,587,011
Fidelity Advisor Series Short-Term Credit Fund	5,143,136	1,698,389	623,024	64,806	717	(10,075)	6,209,143
Fidelity Advisor Series Small Cap Fund	65,935,430	8,954,400	8,908,177	4,496,288	871,415	2,230,466	69,083,534
Fidelity Advisor Series Stock Selector Large Cap Value Fund	157,424,474	24,456,459	18,946,622	10,787,153	383,291	1,982,852	165,300,454
Fidelity Series 100 Index Fund	68,211,706	4,621,542	9,886,307	1,479,718	1,865,426	6,429,196	71,241,563
Fidelity Series 1000 Value Index Fund	26,459,062	2,675,687	3,097,888	1,046,489	223,919	1,314,840	27,575,620
Fidelity Series All-Sector Equity Fund	92,541,193	14,297,445	13,012,272	9,714,724	875,345	1,543,515	96,245,226
Fidelity Series Canada Fund	--	20,228,144	843,360	209,481	10,140	1,145,764	20,540,688
Fidelity Series Commodity Strategy Fund	31,835,227	14,446,658	4,210,902	232,116	(618,824)	2,232,560	43,684,719
Fidelity Series Emerging Markets Debt Fund	14,411,820	1,433,586	1,362,033	857,166	5,417	9,663	14,498,453
Fidelity Series Emerging Markets Fund	202,031,324	14,014,668	59,024,316	5,593,142	7,027,717	31,083,409	195,132,802
Fidelity Series Floating Rate High Income Fund	4,875,701	419,084	567,459	178,961	(15,411)	258	4,712,173
Fidelity Series Government Money Market Fund 1.33%	16,126,078	12,733,618	1,879,655	134,343	--	--	26,980,041
Fidelity Series High Income Fund	30,531,642	2,822,684	3,277,413	1,436,940	(41,219)	294,502	30,330,196
Fidelity Series Inflation-Protected Bond Index Fund	17,962,427	1,119,392	1,815,850	351,043	(17,463)	(167,517)	17,080,989
Fidelity Series International Credit Fund	--	1,070,343	--	20,018	--	40	1,070,383
Fidelity Series International Growth Fund	190,717,418	15,067,055	35,988,556	6,032,078	6,083,758	22,324,321	198,203,996
Fidelity Series International Small Cap Fund	43,576,472	4,975,357	7,695,425	2,857,466	945,012	6,432,873	48,234,289
Fidelity Series International Value Fund	191,221,028	18,620,062	31,240,295	6,027,891	1,398,202	17,809,095	197,808,092
Fidelity Series Investment Grade Bond Fund	8,909,130	5,776,891	4,418,614	220,502	54,497	27,584	10,349,488
Fidelity Series Long-Term Treasury Bond Index Fund	9,530	48,172,838	2,618,266	443,786	(7,365)	565,561	46,122,298
Fidelity Series Real Estate Equity Fund	15,766,650	2,433,915	1,764,889	841,822	6,976	(237,898)	16,204,754
Fidelity Series Real Estate Income Fund	9,775,563	1,051,331	1,067,892	598,848	(3,376)	(143,335)	9,612,291
Fidelity Series Small Cap Opportunities Fund	79,919,247	13,894,615	10,175,751	8,577,887	323,728	(1,186,439)	82,775,400
Total	$2,020,315,354	$432,329,193	$426,885,421	$136,381,961	$40,860,309	$109,826,931	$2,176,446,366

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

December 31, 2017

AFF45-QTLY-0218
1.843408.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	6,461,110	$84,252,876
Fidelity Advisor Series Equity Value Fund (a)	7,813,604	101,108,040
Fidelity Advisor Series Growth & Income Fund (a)	10,171,307	157,960,399
Fidelity Advisor Series Growth Opportunities Fund (a)	4,367,254	55,638,810
Fidelity Advisor Series Opportunistic Insights Fund (a)	4,486,112	78,327,518
Fidelity Advisor Series Small Cap Fund (a)	3,560,927	42,410,638
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	7,740,729	101,480,956
Fidelity Series 100 Index Fund (a)	2,519,365	43,736,181
Fidelity Series 1000 Value Index Fund (a)	1,329,860	16,929,119
Fidelity Series All-Sector Equity Fund (a)	4,659,795	59,086,203
Fidelity Series Commodity Strategy Fund (a)	4,930,208	26,820,333
Fidelity Series Real Estate Equity Fund (a)	776,604	9,948,296
Fidelity Series Small Cap Opportunities Fund (a)	3,622,013	50,816,844
TOTAL DOMESTIC EQUITY FUNDS
(Cost $667,930,894)		828,516,213

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	1,161,797	12,651,974
Fidelity Series Emerging Markets Fund (a)	5,601,215	119,922,018
Fidelity Series International Growth Fund (a)	7,536,902	121,720,967
Fidelity Series International Small Cap Fund (a)	1,647,837	29,611,629
Fidelity Series International Value Fund (a)	11,370,243	121,547,901
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $310,583,074)		405,454,489

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	858,508	8,791,120
Fidelity Series Floating Rate High Income Fund (a)	305,921	2,903,193
Fidelity Series High Income Fund (a)	1,901,112	18,421,779
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,060,880	10,354,189
Fidelity Series International Credit Fund (a)	64,488	644,876
Fidelity Series Investment Grade Bond Fund (a)	570,131	6,413,977
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,177,789	28,377,660
Fidelity Series Real Estate Income Fund (a)	536,546	5,859,086
TOTAL BOND FUNDS
(Cost $80,987,805)		81,765,880

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	388,741	3,871,856
Fidelity Series Government Money Market Fund 1.33% (a)(b)	16,624,824	16,624,824
TOTAL SHORT-TERM FUNDS
(Cost $20,502,499)		20,496,680
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,080,004,272)		1,336,233,262
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,050,038)
NET ASSETS - 100%		$1,335,183,224

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$78,675,858	$19,335,679	$17,019,638	$13,015,033	$3,122,718	$138,259	$84,252,876
Fidelity Advisor Series Equity Value Fund	139,788,643	19,718,197	57,528,852(a)	9,435,448	3,463,981	(4,333,929)	101,108,040
Fidelity Advisor Series Growth & Income Fund	96,846,527	66,998,613(a)	15,283,888	8,337,424	108,202	9,290,945	157,960,399
Fidelity Advisor Series Growth Opportunities Fund	51,821,990	9,342,486	10,792,222	5,235,639	1,377,324	3,889,232	55,638,810
Fidelity Advisor Series Opportunistic Insights Fund	73,134,052	14,927,637	14,962,860	9,326,102	1,859,648	3,369,041	78,327,518
Fidelity Advisor Series Short-Term Credit Fund	2,997,726	1,200,045	319,719	39,009	(30)	(6,166)	3,871,856
Fidelity Advisor Series Small Cap Fund	38,859,402	6,464,337	4,765,952	2,755,305	209,265	1,643,586	42,410,638
Fidelity Advisor Series Stock Selector Large Cap Value Fund	92,791,862	17,171,588	9,893,798	6,610,434	111,776	1,299,528	101,480,956
Fidelity Series 100 Index Fund	40,211,687	3,824,708	5,320,684	906,786	686,144	4,334,326	43,736,181
Fidelity Series 1000 Value Index Fund	15,597,403	2,017,779	1,620,326	641,295	22,851	911,412	16,929,119
Fidelity Series All-Sector Equity Fund	54,552,620	10,099,895	6,955,085	5,953,221	243,814	1,144,959	59,086,203
Fidelity Series Canada Fund	--	12,352,685	401,829	129,556	2,700	698,418	12,651,974
Fidelity Series Commodity Strategy Fund	19,462,589	8,579,242	2,204,153	142,290	(43,808)	1,026,463	26,820,333
Fidelity Series Emerging Markets Debt Fund	8,441,336	1,046,449	701,521	514,038	1,099	3,757	8,791,120
Fidelity Series Emerging Markets Fund	119,033,906	11,009,578	33,024,796	3,430,200	3,498,079	19,405,251	119,922,018
Fidelity Series Floating Rate High Income Fund	2,874,378	330,248	292,270	108,406	(99)	(9,064)	2,903,193
Fidelity Series Government Money Market Fund 1.33%	9,394,039	8,181,474	950,689	81,413	--	--	16,624,824
Fidelity Series High Income Fund	17,809,902	2,147,838	1,683,725	860,306	(4,017)	151,781	18,421,779
Fidelity Series Inflation-Protected Bond Index Fund	10,473,212	925,114	931,184	212,515	(4,535)	(108,418)	10,354,189
Fidelity Series International Credit Fund	--	644,852	--	12,060	--	24	644,876
Fidelity Series International Growth Fund	112,427,130	12,032,388	19,770,371	3,697,669	1,564,309	15,467,511	121,720,967
Fidelity Series International Small Cap Fund	25,677,674	3,695,114	4,174,567	1,751,062	361,092	4,052,316	29,611,629
Fidelity Series International Value Fund	112,714,207	14,119,474	16,751,064	3,697,323	421,145	11,044,139	121,547,901
Fidelity Series Investment Grade Bond Fund	5,242,976	3,709,129	2,585,916	134,027	45,270	2,518	6,413,977
Fidelity Series Long-Term Treasury Bond Index Fund	5,686	29,436,890	1,407,570	270,782	(3,978)	346,632	28,377,660
Fidelity Series Real Estate Equity Fund	9,294,425	1,709,992	911,878	513,152	2,759	(147,002)	9,948,296
Fidelity Series Real Estate Income Fund	5,722,145	779,111	550,332	361,216	(2,029)	(89,809)	5,859,086
Fidelity Series Small Cap Opportunities Fund	47,112,893	9,636,292	5,406,117	5,231,366	9,224	(535,448)	50,816,844
Total	$1,190,964,268	$291,436,834	$236,211,006	$83,403,077	$17,052,904	$72,990,262	$1,336,233,262

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

December 31, 2017

AFF50-QTLY-0218
1.843409.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	5,150,677	$67,164,828
Fidelity Advisor Series Equity Value Fund (a)	6,228,665	80,598,926
Fidelity Advisor Series Growth & Income Fund (a)	8,107,989	125,917,074
Fidelity Advisor Series Growth Opportunities Fund (a)	3,481,322	44,352,042
Fidelity Advisor Series Opportunistic Insights Fund (a)	3,576,253	62,441,379
Fidelity Advisor Series Small Cap Fund (a)	2,838,646	33,808,269
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	6,170,650	80,897,223
Fidelity Series 100 Index Fund (a)	2,008,291	34,863,938
Fidelity Series 1000 Value Index Fund (a)	1,060,111	13,495,215
Fidelity Series All-Sector Equity Fund (a)	3,714,619	47,101,370
Fidelity Series Commodity Strategy Fund (a)	3,930,366	21,381,192
Fidelity Series Real Estate Equity Fund (a)	619,120	7,930,929
Fidelity Series Small Cap Opportunities Fund (a)	2,887,433	40,510,690
TOTAL DOMESTIC EQUITY FUNDS
(Cost $534,871,764)		660,463,075

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	928,502	10,111,387
Fidelity Series Emerging Markets Fund (a)	4,465,860	95,614,067
Fidelity Series International Growth Fund (a)	6,008,329	97,034,521
Fidelity Series International Small Cap Fund (a)	1,313,594	23,605,281
Fidelity Series International Value Fund (a)	9,059,077	96,841,528
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $248,648,616)		323,206,784

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	682,189	6,985,610
Fidelity Series Floating Rate High Income Fund (a)	244,543	2,320,714
Fidelity Series High Income Fund (a)	1,507,549	14,608,146
Fidelity Series Inflation-Protected Bond Index Fund (a)	845,847	8,255,468
Fidelity Series International Credit Fund (a)	50,680	506,803
Fidelity Series Investment Grade Bond Fund (a)	455,353	5,122,727
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,534,643	22,634,359
Fidelity Series Real Estate Income Fund (a)	427,643	4,669,858
TOTAL BOND FUNDS
(Cost $64,729,238)		65,103,685

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	311,349	3,101,037
Fidelity Series Government Money Market Fund 1.33% (a)(b)	13,267,552	13,267,552
TOTAL SHORT-TERM FUNDS
(Cost $16,373,500)		16,368,589
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $864,623,118)		1,065,142,133
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(833,786)
NET ASSETS - 100%		$1,064,308,347

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,424,250	$16,361,618	$13,075,831	$10,327,623	$2,054,514	$400,277	$67,164,828
Fidelity Advisor Series Equity Value Fund	109,137,178	16,888,560	44,714,773(a)	7,473,895	2,711,551	(3,423,590)	80,598,926
Fidelity Advisor Series Growth & Income Fund	75,610,979	54,424,300(a)	11,554,805	6,571,939	60,513	7,376,087	125,917,074
Fidelity Advisor Series Growth Opportunities Fund	40,458,803	8,143,901	8,350,824	4,154,518	899,319	3,200,843	44,352,042
Fidelity Advisor Series Opportunistic Insights Fund	57,097,662	12,799,377	11,491,835	7,400,405	1,196,273	2,839,902	62,441,379
Fidelity Advisor Series Short-Term Credit Fund	2,311,972	1,035,520	241,279	30,578	(13)	(5,163)	3,101,037
Fidelity Advisor Series Small Cap Fund	30,339,120	5,635,989	3,615,032	2,186,404	129,309	1,318,883	33,808,269
Fidelity Advisor Series Stock Selector Large Cap Value Fund	72,445,784	14,956,034	7,595,997	5,245,443	92,780	998,622	80,897,223
Fidelity Series 100 Index Fund	31,401,616	3,570,709	4,059,149	719,539	362,762	3,588,000	34,863,938
Fidelity Series 1000 Value Index Fund	12,177,297	1,819,998	1,237,387	508,874	13,317	721,990	13,495,215
Fidelity Series All-Sector Equity Fund	42,590,508	8,780,970	5,326,125	4,723,961	146,179	909,838	47,101,370
Fidelity Series Canada Fund	--	9,851,599	295,471	102,406	1,228	554,031	10,111,387
Fidelity Series Commodity Strategy Fund	15,435,424	6,824,607	1,655,033	112,474	(16,893)	793,087	21,381,192
Fidelity Series Emerging Markets Debt Fund	6,585,766	925,312	527,769	404,415	737	1,564	6,985,610
Fidelity Series Emerging Markets Fund	92,941,824	10,261,042	25,571,041	2,722,535	2,615,918	15,366,324	95,614,067
Fidelity Series Floating Rate High Income Fund	2,245,372	302,483	219,879	85,490	(166)	(7,096)	2,320,714
Fidelity Series Government Money Market Fund 1.33%	7,236,366	6,754,089	722,903	64,181	--	--	13,267,552
Fidelity Series High Income Fund	13,835,614	1,928,833	1,270,774	674,390	4,342	110,131	14,608,146
Fidelity Series Inflation-Protected Bond Index Fund	8,105,743	944,195	703,594	168,993	(1,039)	(89,837)	8,255,468
Fidelity Series International Credit Fund	--	506,784	--	9,478	--	19	506,803
Fidelity Series International Growth Fund	87,773,342	10,995,753	15,055,685	2,934,171	940,499	12,380,612	97,034,521
Fidelity Series International Small Cap Fund	20,040,723	3,293,066	3,181,653	1,389,514	230,810	3,222,335	23,605,281
Fidelity Series International Value Fund	88,005,325	12,728,540	12,884,529	2,932,171	483,739	8,508,453	96,841,528
Fidelity Series Investment Grade Bond Fund	4,102,571	3,014,963	2,031,907	105,759	23,726	13,374	5,122,727
Fidelity Series Long-Term Treasury Bond Index Fund	3,056	23,418,890	1,058,618	213,996	(3,848)	274,879	22,634,359
Fidelity Series Real Estate Equity Fund	7,256,365	1,487,861	698,424	405,713	2,009	(116,882)	7,930,929
Fidelity Series Real Estate Income Fund	4,463,958	693,704	414,044	285,066	(2,413)	(71,347)	4,669,858
Fidelity Series Small Cap Opportunities Fund	36,782,095	8,229,806	4,087,571	4,133,108	(9,842)	(403,798)	40,510,690
Total	$929,808,713	$246,578,503	$181,641,932	$66,087,039	$11,935,311	$58,461,538	$1,065,142,133

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2017

AFF55-QTLY-0218
1.927048.106

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	2,496,024	$32,548,151
Fidelity Advisor Series Equity Value Fund (a)	3,018,398	39,058,077
Fidelity Advisor Series Growth & Income Fund (a)	3,929,099	61,018,910
Fidelity Advisor Series Growth Opportunities Fund (a)	1,687,003	21,492,415
Fidelity Advisor Series Opportunistic Insights Fund (a)	1,733,056	30,259,160
Fidelity Advisor Series Small Cap Fund (a)	1,375,594	16,383,326
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	2,990,309	39,202,947
Fidelity Series 100 Index Fund (a)	973,196	16,894,690
Fidelity Series 1000 Value Index Fund (a)	513,726	6,539,728
Fidelity Series All-Sector Equity Fund (a)	1,800,093	22,825,183
Fidelity Series Commodity Strategy Fund (a)	1,904,360	10,359,721
Fidelity Series Real Estate Equity Fund (a)	300,022	3,843,281
Fidelity Series Small Cap Opportunities Fund (a)	1,399,288	19,632,015
TOTAL DOMESTIC EQUITY FUNDS
(Cost $282,979,787)		320,057,604

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	449,968	4,900,154
Fidelity Series Emerging Markets Fund (a)	2,164,232	46,336,200
Fidelity Series International Growth Fund (a)	2,912,494	47,036,772
Fidelity Series International Small Cap Fund (a)	636,567	11,439,109
Fidelity Series International Value Fund (a)	4,388,921	46,917,566
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $130,668,422)		156,629,801

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	319,751	3,274,253
Fidelity Series Floating Rate High Income Fund (a)	119,611	1,135,112
Fidelity Series High Income Fund (a)	744,095	7,210,282
Fidelity Series Inflation-Protected Bond Index Fund (a)	409,932	4,000,939
Fidelity Series International Credit Fund (a)	23,147	231,470
Fidelity Series Investment Grade Bond Fund (a)	220,703	2,482,913
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,228,424	10,969,822
Fidelity Series Real Estate Income Fund (a)	205,052	2,239,172
TOTAL BOND FUNDS
(Cost $31,329,946)		31,543,963

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	151,028	1,504,237
Fidelity Series Government Money Market Fund 1.33% (a)(b)	6,431,099	6,431,099
TOTAL SHORT-TERM FUNDS
(Cost $7,937,950)		7,935,336
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $452,916,105)		516,166,704
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(394,038)
NET ASSETS - 100%		$515,772,666

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$26,621,622	$10,447,586	$5,394,899	$4,988,119	$177,055	$696,787	$32,548,151
Fidelity Advisor Series Equity Value Fund	47,287,802	11,340,576	19,196,514(a)	3,576,617	568,081	(941,868)	39,058,077
Fidelity Advisor Series Growth & Income Fund	32,766,556	29,289,622(a)	4,574,440	3,085,528	28,496	3,508,676	61,018,910
Fidelity Advisor Series Growth Opportunities Fund	17,540,956	5,570,862	3,413,980	2,006,578	137,019	1,657,558	21,492,415
Fidelity Advisor Series Opportunistic Insights Fund	24,747,674	8,543,965	4,720,229	3,574,312	148,402	1,539,348	30,259,160
Fidelity Advisor Series Short-Term Credit Fund	911,479	682,991	87,256	13,492	(42)	(2,935)	1,504,237
Fidelity Advisor Series Small Cap Fund	13,158,231	4,009,374	1,428,547	1,056,011	14,298	629,970	16,383,326
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,395,884	10,183,722	2,845,065	2,533,487	61,013	407,393	39,202,947
Fidelity Series 100 Index Fund	13,600,249	3,056,212	1,597,463	347,528	18,269	1,817,423	16,894,690
Fidelity Series 1000 Value Index Fund	5,274,288	1,384,829	461,580	245,779	2,049	340,142	6,539,728
Fidelity Series All-Sector Equity Fund	18,447,051	6,017,787	2,044,352	2,281,619	29,332	375,365	22,825,183
Fidelity Series Canada Fund	--	4,786,768	149,858	49,393	(526)	263,770	4,900,154
Fidelity Series Commodity Strategy Fund	6,879,499	3,726,149	624,316	53,707	(757)	379,146	10,359,721
Fidelity Series Emerging Markets Debt Fund	2,792,749	679,035	194,666	183,376	610	(3,475)	3,274,253
Fidelity Series Emerging Markets Fund	40,375,881	8,588,267	10,851,100	1,314,913	690,016	7,533,136	46,336,200
Fidelity Series Floating Rate High Income Fund	973,225	246,393	81,089	39,911	(41)	(3,376)	1,135,112
Fidelity Series Government Money Market Fund 1.33%	2,842,030	3,865,765	276,696	29,851	--	--	6,431,099
Fidelity Series High Income Fund	6,105,377	1,511,877	457,173	319,631	331	49,870	7,210,282
Fidelity Series Inflation-Protected Bond Index Fund	3,297,517	1,009,283	259,465	81,490	147	(46,543)	4,000,939
Fidelity Series International Credit Fund	--	231,461	--	4,329	--	9	231,470
Fidelity Series International Growth Fund	38,016,091	9,111,230	6,119,076	1,417,557	134,587	5,893,940	47,036,772
Fidelity Series International Small Cap Fund	8,686,160	2,485,315	1,289,600	671,121	43,740	1,513,494	11,439,109
Fidelity Series International Value Fund	38,115,728	10,043,048	5,282,525	1,415,851	122,585	3,918,730	46,917,566
Fidelity Series Investment Grade Bond Fund	1,899,804	1,493,732	927,519	49,992	4,581	12,315	2,482,913
Fidelity Series Long-Term Treasury Bond Index Fund	1,306	11,314,425	476,044	101,520	(2,331)	132,466	10,969,822
Fidelity Series Real Estate Equity Fund	3,142,917	1,014,345	255,452	192,553	2,736	(61,265)	3,843,281
Fidelity Series Real Estate Income Fund	1,908,595	521,350	152,679	132,921	290	(38,384)	2,239,172
Fidelity Series Small Cap Opportunities Fund	15,931,253	5,467,133	1,577,474	1,956,903	(7,480)	(181,417)	19,632,015
Total	$402,719,924	$156,623,102	$74,739,057	$31,724,089	$2,172,460	$29,390,275	$516,166,704

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

December 31, 2017

AFF60-QTLY-0218
1.9858329.103

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	394,261	$5,141,168
Fidelity Advisor Series Equity Value Fund (a)	476,720	6,168,758
Fidelity Advisor Series Growth & Income Fund (a)	620,729	9,639,925
Fidelity Advisor Series Growth Opportunities Fund (a)	266,423	3,394,235
Fidelity Advisor Series Opportunistic Insights Fund (a)	273,748	4,779,632
Fidelity Advisor Series Small Cap Fund (a)	217,252	2,587,467
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	472,316	6,192,064
Fidelity Series 100 Index Fund (a)	153,697	2,668,187
Fidelity Series 1000 Value Index Fund (a)	81,139	1,032,895
Fidelity Series All-Sector Equity Fund (a)	284,309	3,605,034
Fidelity Series Commodity Strategy Fund (a)	300,838	1,636,558
Fidelity Series Real Estate Equity Fund (a)	47,390	607,063
Fidelity Series Small Cap Opportunities Fund (a)	221,046	3,101,275
TOTAL DOMESTIC EQUITY FUNDS
(Cost $47,292,690)		50,554,261

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	71,078	774,038
Fidelity Series Emerging Markets Fund (a)	342,087	7,324,082
Fidelity Series International Growth Fund (a)	460,072	7,430,155
Fidelity Series International Small Cap Fund (a)	100,537	1,806,643
Fidelity Series International Value Fund (a)	693,971	7,418,551
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,366,714)		24,753,469

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	47,385	485,226
Fidelity Series Floating Rate High Income Fund (a)	19,790	187,807
Fidelity Series High Income Fund (a)	117,621	1,139,750
Fidelity Series Inflation-Protected Bond Index Fund (a)	64,816	632,606
Fidelity Series International Credit Fund (a)	3,080	30,803
Fidelity Series Investment Grade Bond Fund (a)	34,969	393,399
Fidelity Series Long-Term Treasury Bond Index Fund (a)	194,306	1,735,157
Fidelity Series Real Estate Income Fund (a)	32,628	356,302
TOTAL BOND FUNDS
(Cost $4,889,757)		4,961,050

Short-Term Funds - 1.5%
Fidelity Advisor Series Short-Term Credit Fund (a)	24,239	241,424
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,020,113	1,020,113
TOTAL SHORT-TERM FUNDS
(Cost $1,262,050)		1,261,537
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $74,811,211)		81,530,317
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(61,377)
NET ASSETS - 100%		$81,468,940

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,883,602	$2,906,838	$658,452	$769,798	$499	$8,681	$5,141,168
Fidelity Advisor Series Equity Value Fund	5,120,357	3,450,164	2,328,146(a)	538,900	26,913	(100,530)	6,168,758
Fidelity Advisor Series Growth & Income Fund	3,548,790	6,227,082(a)	654,496	442,962	727	517,822	9,639,925
Fidelity Advisor Series Growth Opportunities Fund	1,900,912	1,709,720	418,313	309,671	5,322	196,594	3,394,235
Fidelity Advisor Series Opportunistic Insights Fund	2,656,409	2,529,778	559,057	551,612	2,367	150,135	4,779,632
Fidelity Advisor Series Short-Term Credit Fund	94,907	158,443	11,358	1,919	(25)	(543)	241,424
Fidelity Advisor Series Small Cap Fund	1,426,823	1,269,698	185,077	162,970	1,171	74,852	2,587,467
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,400,620	3,137,428	393,206	390,982	6,214	41,008	6,192,064
Fidelity Series 100 Index Fund	1,471,465	1,138,869	196,159	53,634	1,140	252,872	2,668,187
Fidelity Series 1000 Value Index Fund	570,779	478,058	63,397	37,930	91	47,364	1,032,895
Fidelity Series All-Sector Equity Fund	1,995,788	1,853,127	263,281	352,113	5,632	13,768	3,605,034
Fidelity Series Canada Fund	--	767,546	32,124	7,595	(266)	38,882	774,038
Fidelity Series Commodity Strategy Fund	784,071	878,886	88,880	8,036	(324)	62,805	1,636,558
Fidelity Series Emerging Markets Debt Fund	287,447	226,618	26,723	24,328	89	(2,205)	485,226
Fidelity Series Emerging Markets Fund	4,363,146	3,160,446	1,282,960	203,061	18,090	1,065,360	7,324,082
Fidelity Series Floating Rate High Income Fund	109,403	90,052	11,130	5,771	2	(520)	187,807
Fidelity Series Government Money Market Fund 1.33%	292,135	765,922	37,944	4,166	--	--	1,020,113
Fidelity Series High Income Fund	663,148	531,842	60,423	44,701	36	5,147	1,139,750
Fidelity Series Inflation-Protected Bond Index Fund	358,487	317,373	35,616	12,701	(17)	(7,621)	632,606
Fidelity Series International Credit Fund	--	30,802	--	576	--	1	30,803
Fidelity Series International Growth Fund	4,113,503	3,315,900	760,307	218,767	12,847	748,212	7,430,155
Fidelity Series International Small Cap Fund	939,884	840,217	168,489	103,573	4,101	190,930	1,806,643
Fidelity Series International Value Fund	4,124,240	3,486,084	696,379	218,728	16,518	488,088	7,418,551
Fidelity Series Investment Grade Bond Fund	202,814	328,575	139,556	7,026	(296)	1,862	393,399
Fidelity Series Long-Term Treasury Bond Index Fund	177	1,794,184	79,355	14,928	(368)	20,519	1,735,157
Fidelity Series Real Estate Equity Fund	340,128	311,133	33,525	28,368	(715)	(9,958)	607,063
Fidelity Series Real Estate Income Fund	206,491	177,781	20,939	19,318	35	(7,066)	356,302
Fidelity Series Small Cap Opportunities Fund	1,724,001	1,614,846	210,109	287,704	(1,660)	(25,803)	3,101,275
Total	$43,579,527	$43,497,412	$9,415,401	$4,821,838	$98,123	$3,770,656	$81,530,317

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

December 31, 2017

AFF-QTLY-0218
1.811329.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	236,725	$3,086,893
Fidelity Advisor Series Equity Value Fund (a)	286,273	3,704,376
Fidelity Advisor Series Growth & Income Fund (a)	372,664	5,787,479
Fidelity Advisor Series Growth Opportunities Fund (a)	160,018	2,038,624
Fidelity Advisor Series Opportunistic Insights Fund (a)	164,363	2,869,773
Fidelity Advisor Series Small Cap Fund (a)	130,460	1,553,781
Fidelity Advisor Series Stock Selector Large Cap Value Fund (a)	283,611	3,718,147
Fidelity Series 100 Index Fund (a)	92,312	1,602,532
Fidelity Series 1000 Value Index Fund (a)	48,723	620,247
Fidelity Series All-Sector Equity Fund (a)	170,725	2,164,798
Fidelity Series Commodity Strategy Fund (a)	813,075	4,423,127
Fidelity Series Real Estate Equity Fund (a)	28,457	364,534
Fidelity Series Small Cap Opportunities Fund (a)	132,692	1,861,670
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,371,398)		33,795,981

International Equity Funds - 9.7%
Fidelity Series Canada Fund (a)	56,642	616,826
Fidelity Series Emerging Markets Fund (a)	329,117	7,046,406
Fidelity Series International Growth Fund (a)	366,629	5,921,061
Fidelity Series International Small Cap Fund (a)	80,137	1,440,065
Fidelity Series International Value Fund (a)	553,314	5,914,928
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,682,528)		20,939,286

Bond Funds - 46.4%
Fidelity Series Emerging Markets Debt Fund (a)	164,124	1,680,627
Fidelity Series Floating Rate High Income Fund (a)	55,393	525,676
Fidelity Series High Income Fund (a)	323,713	3,136,780
Fidelity Series Inflation-Protected Bond Index Fund (a)	829,055	8,091,578
Fidelity Series International Credit Fund (a)	11,210	112,099
Fidelity Series Investment Grade Bond Fund (a)	7,162,880	80,582,397
Fidelity Series Long-Term Treasury Bond Index Fund (a)	506,462	4,522,701
Fidelity Series Real Estate Income Fund (a)	98,108	1,071,337
TOTAL BOND FUNDS
(Cost $97,203,411)		99,723,195

Short-Term Funds - 28.3%
Fidelity Advisor Series Short-Term Credit Fund (a)	1,226,156	12,212,512
Fidelity Series Government Money Market Fund 1.33% (a)(b)	48,572,959	48,572,959
TOTAL SHORT-TERM FUNDS
(Cost $60,798,618)		60,785,471
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $199,055,955)		215,243,933
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(130,718)
NET ASSETS - 100%		$215,113,215

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$3,622,423	$680,274	$1,412,312	$476,557	$349,026	$(152,518)	$3,086,893
Fidelity Advisor Series Equity Value Fund	6,526,095	646,708	3,442,387(a)	352,626	461,573	(487,613)	3,704,376
Fidelity Advisor Series Growth & Income Fund	4,502,313	2,520,597(a)	1,604,827	319,321	32,648	336,748	5,787,479
Fidelity Advisor Series Growth Opportunities Fund	2,377,485	323,922	899,935	191,721	165,103	72,049	2,038,624
Fidelity Advisor Series Opportunistic Insights Fund	3,365,394	530,954	1,285,393	341,481	491,130	(232,312)	2,869,773
Fidelity Advisor Series Short-Term Credit Fund	15,074,623	1,132,869	3,974,550	178,764	(2,003)	(18,427)	12,212,512
Fidelity Advisor Series Small Cap Fund	1,822,727	214,788	566,285	100,884	72,240	10,311	1,553,781
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,345,160	485,073	1,177,076	242,050	211,729	(146,739)	3,718,147
Fidelity Series 100 Index Fund	1,864,666	137,184	600,205	33,205	142,928	57,959	1,602,532
Fidelity Series 1000 Value Index Fund	723,143	64,702	204,983	23,481	31,088	6,297	620,247
Fidelity Series All-Sector Equity Fund	2,529,199	358,729	800,028	217,983	133,143	(56,245)	2,164,798
Fidelity Series Canada Fund	--	635,981	41,175	6,377	558	21,462	616,826
Fidelity Series Commodity Strategy Fund	3,784,080	1,166,406	681,247	23,794	(111,085)	264,973	4,423,127
Fidelity Series Emerging Markets Debt Fund	1,696,529	183,930	201,878	99,335	658	1,388	1,680,627
Fidelity Series Emerging Markets Fund	10,546,969	732,568	6,088,907	207,941	1,116,817	738,959	7,046,406
Fidelity Series Floating Rate High Income Fund	556,274	55,206	84,116	20,004	(2,474)	786	525,676
Fidelity Series Government Money Market Fund 1.33%	47,143,634	7,948,486	6,519,161	343,838	--	--	48,572,959
Fidelity Series High Income Fund	3,245,598	354,062	489,694	149,233	(7,322)	34,136	3,136,780
Fidelity Series Inflation-Protected Bond Index Fund	8,414,121	1,037,556	1,271,761	165,791	(23,393)	(64,945)	8,091,578
Fidelity Series International Credit Fund	--	112,095	--	2,096	--	4	112,099
Fidelity Series International Growth Fund	5,929,825	687,224	1,588,446	179,766	168,583	723,875	5,921,061
Fidelity Series International Small Cap Fund	1,335,728	216,819	341,859	85,108	32,414	196,963	1,440,065
Fidelity Series International Value Fund	5,944,546	827,991	1,467,264	179,809	117,072	492,583	5,914,928
Fidelity Series Investment Grade Bond Fund	83,657,371	8,021,383	11,788,012	1,842,936	18,406	673,249	80,582,397
Fidelity Series Long-Term Treasury Bond Index Fund	80,695	4,703,201	322,134	46,040	(9,786)	70,725	4,522,701
Fidelity Series Real Estate Equity Fund	430,986	50,112	111,829	19,503	7,572	(12,307)	364,534
Fidelity Series Real Estate Income Fund	1,112,586	133,034	158,267	66,861	1,904	(17,920)	1,071,337
Fidelity Series Small Cap Opportunities Fund	2,184,630	319,949	622,929	199,213	132,351	(152,331)	1,861,670
Total	$222,816,800	$34,281,803	$47,746,660	$6,115,718	$3,530,880	$2,361,110	$215,243,933

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

December 31, 2017

F05-QTLY-0218
1.811313.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	415,137	$7,206,771
Fidelity Series 1000 Value Index Fund (a)	700,701	8,919,921
Fidelity Series All-Sector Equity Fund (a)	1,067,181	13,531,853
Fidelity Series Blue Chip Growth Fund (a)	998,325	13,816,813
Fidelity Series Commodity Strategy Fund (a)	3,902,235	21,228,159
Fidelity Series Growth & Income Fund (a)	2,016,146	31,754,292
Fidelity Series Growth Company Fund (a)	1,650,093	27,441,039
Fidelity Series Intrinsic Opportunities Fund (a)	1,854,098	33,577,721
Fidelity Series Opportunistic Insights Fund (a)	871,857	15,109,290
Fidelity Series Real Estate Equity Fund (a)	216,589	2,774,508
Fidelity Series Small Cap Discovery Fund (a)	330,509	4,137,967
Fidelity Series Small Cap Opportunities Fund (a)	877,912	12,317,105
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,870,853	24,339,800
Fidelity Series Value Discovery Fund (a)	1,291,832	17,258,875
TOTAL DOMESTIC EQUITY FUNDS
(Cost $182,217,561)		233,414,114

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	366,374	3,989,811
Fidelity Series Emerging Markets Fund (a)	2,061,798	44,143,096
Fidelity Series International Growth Fund (a)	2,371,598	38,301,309
Fidelity Series International Small Cap Fund (a)	518,384	9,315,362
Fidelity Series International Value Fund (a)	3,576,183	38,229,400
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $100,024,786)		133,978,978

Bond Funds - 42.4%
Fidelity Series Emerging Markets Debt Fund (a)	751,807	7,698,502
Fidelity Series Floating Rate High Income Fund (a)	260,203	2,469,330
Fidelity Series High Income Fund (a)	1,594,815	15,453,758
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,508,192	34,239,951
Fidelity Series International Credit Fund (a)	51,549	515,485
Fidelity Series Investment Grade Bond Fund (a)	31,373,556	352,952,502
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,446,741	21,849,395
Fidelity Series Real Estate Income Fund (a)	448,241	4,894,790
TOTAL BOND FUNDS
(Cost $445,242,082)		440,073,713

Short-Term Funds - 22.2%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	184,283,342	184,283,342
Fidelity Series Short-Term Credit Fund (a)	4,665,427	46,374,349
TOTAL SHORT-TERM FUNDS
(Cost $230,860,661)		230,657,691
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $958,345,090)		1,038,124,496
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,191)
NET ASSETS - 100%		$1,037,674,305

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$4,687,350	$491,715	$1,675,147	$149,795	$498,879	$246,345	$7,206,771
Fidelity Series 1000 Value Index Fund	5,728,190	755,389	1,603,543	338,759	83,703	408,038	8,919,921
Fidelity Series All-Sector Equity Fund	8,840,190	2,011,298	2,997,158	1,366,851	147,557	(7,344)	13,531,853
Fidelity Series Blue Chip Growth Fund	9,019,055	2,224,982	3,759,652	1,564,793	504,852	127,555	13,816,813
Fidelity Series Canada Fund	--	3,639,758	235,418	41,329	2,881	144,851	3,989,811
Fidelity Series Commodity Strategy Fund	9,618,952	3,686,382	1,202,482	113,578	(49,999)	786,865	21,228,159
Fidelity Series Emerging Markets Debt Fund	4,351,269	670,611	356,789	365,692	826	(83,703)	7,698,502
Fidelity Series Emerging Markets Fund	33,214,881	3,687,364	23,308,882	1,259,171	3,291,997	3,544,695	44,143,096
Fidelity Series Floating Rate High Income Fund	1,443,737	188,891	147,704	71,803	(547)	(4,025)	2,469,330
Fidelity Series Government Money Market Fund 1.33%	93,037,687	33,552,505	9,361,721	979,945	--	--	184,283,342
Fidelity Series Growth & Income Fund	15,197,493	7,377,363(a)	5,874,733	1,330,696	115,792	2,143,625	31,754,292
Fidelity Series Growth Company Fund	17,856,033	3,668,796	7,617,417	2,613,976	2,634,213	(428,315)	27,441,039
Fidelity Series High Income Fund	8,842,210	1,244,796	843,652	569,078	965	78,357	15,453,758
Fidelity Series Inflation-Protected Bond Index Fund	19,379,371	3,594,302	1,978,028	692,702	(70,217)	(492,409)	34,239,951
Fidelity Series International Credit Fund	--	308,400	431	9,640	--	(2,056)	515,485
Fidelity Series International Growth Fund	21,908,894	2,949,642	6,464,505	1,165,773	899,155	2,823,754	38,301,309
Fidelity Series International Small Cap Fund	4,894,618	1,068,494	1,331,850	551,928	160,848	753,851	9,315,362
Fidelity Series International Value Fund	21,965,189	3,470,088	5,886,923	1,165,109	157,186	2,398,635	38,229,400
Fidelity Series Intrinsic Opportunities Fund	13,804,364	7,566,226(a)	4,146,632	1,564,903	104,533	2,560,136	33,577,721
Fidelity Series Investment Grade Bond Fund	196,594,195	36,591,695	19,548,646	6,279,908	(68,412)	(290,226)	352,952,502
Fidelity Series Long-Term Treasury Bond Index Fund	181,407	18,353,103	783,785	197,229	(16,384)	153,530	21,849,395
Fidelity Series Opportunistic Insights Fund	9,897,007	2,397,358	4,113,542	1,669,623	1,502,686	(843,205)	15,109,290
Fidelity Series Real Estate Equity Fund	1,819,013	281,276	416,635	119,119	12,607	(54,424)	2,774,508
Fidelity Series Real Estate Income Fund	2,851,782	497,798	306,850	238,603	308	(91,358)	4,894,790
Fidelity Series Short-Term Credit Fund	30,870,409	2,949,585	8,323,885	521,324	(19,592)	(226,189)	46,374,349
Fidelity Series Small Cap Discovery Fund	2,702,182	235,810	782,205	42,756	89,916	291,592	4,137,967
Fidelity Series Small Cap Opportunities Fund	8,077,116	1,934,939	2,511,819	1,351,930	127,818	(280,520)	12,317,105
Fidelity Series Stock Selector Large Cap Value Fund	15,385,439	2,672,499	3,765,697	1,548,365	168,385	277,228	24,339,800
Fidelity Series Value Discovery Fund	21,581,521	1,949,988	13,364,186(a)	1,063,732	1,081,907	(653,229)	17,258,875
Total	$583,749,554	$150,021,053	$132,709,917	$28,948,110	$11,361,863	$13,282,054	$1,038,124,496

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

December 31, 2017

F10-QTLY-0218
1.811322.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,519,156	$61,092,556
Fidelity Series 1000 Value Index Fund (a)	5,940,149	75,618,097
Fidelity Series All-Sector Equity Fund (a)	9,046,705	114,712,224
Fidelity Series Blue Chip Growth Fund (a)	8,462,986	117,127,728
Fidelity Series Commodity Strategy Fund (a)	25,213,025	137,158,858
Fidelity Series Growth & Income Fund (a)	17,091,520	269,191,439
Fidelity Series Growth Company Fund (a)	13,987,988	232,620,239
Fidelity Series Intrinsic Opportunities Fund (a)	15,771,869	285,628,540
Fidelity Series Opportunistic Insights Fund (a)	7,390,634	128,079,685
Fidelity Series Real Estate Equity Fund (a)	1,836,011	23,519,302
Fidelity Series Small Cap Discovery Fund (a)	2,801,862	35,079,308
Fidelity Series Small Cap Opportunities Fund (a)	7,442,524	104,418,615
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,860,459	206,344,572
Fidelity Series Value Discovery Fund (a)	10,951,899	146,317,371
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,449,799,120)		1,936,908,534

International Equity Funds - 15.8%
Fidelity Series Canada Fund (a)	2,935,556	31,968,208
Fidelity Series Emerging Markets Fund (a)	16,374,588	350,579,939
Fidelity Series International Growth Fund (a)	19,001,328	306,871,446
Fidelity Series International Small Cap Fund (a)	4,153,575	74,639,740
Fidelity Series International Value Fund (a)	28,665,033	306,429,200
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $784,391,426)		1,070,488,533

Bond Funds - 38.3%
Fidelity Series Emerging Markets Debt Fund (a)	4,885,015	50,022,554
Fidelity Series Floating Rate High Income Fund (a)	1,671,320	15,860,823
Fidelity Series High Income Fund (a)	10,316,300	99,964,951
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,498,185	180,542,285
Fidelity Series International Credit Fund (a)	345,573	3,455,731
Fidelity Series Investment Grade Bond Fund (a)	184,072,041	2,070,810,468
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,969,538	142,607,974
Fidelity Series Real Estate Income Fund (a)	2,889,036	31,548,273
TOTAL BOND FUNDS
(Cost $2,618,507,417)		2,594,813,059

Short-Term Funds - 17.3%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	933,399,571	933,399,571
Fidelity Series Short-Term Credit Fund (a)	23,657,447	235,155,022
TOTAL SHORT-TERM FUNDS
(Cost $1,169,648,868)		1,168,554,593
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,022,346,831)		6,770,764,719
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,226,267)
NET ASSETS - 100%		$6,767,538,452

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$42,164,646	$2,301,092	$13,511,024	$1,275,807	$4,606,924	$1,857,402	$61,092,556
Fidelity Series 1000 Value Index Fund	51,526,879	4,120,023	12,582,813	2,885,334	866,124	3,357,538	75,618,097
Fidelity Series All-Sector Equity Fund	79,520,284	13,576,387	24,132,504	11,641,534	2,075,740	(648,881)	114,712,224
Fidelity Series Blue Chip Growth Fund	81,130,669	15,354,934	30,799,295	13,388,441	4,462,160	1,351,444	117,127,728
Fidelity Series Canada Fund	--	27,685,622	1,923,094	332,692	29,864	1,232,720	31,968,208
Fidelity Series Commodity Strategy Fund	66,580,114	23,140,779	9,112,045	740,792	(6,326,604)	11,171,461	137,158,858
Fidelity Series Emerging Markets Debt Fund	30,964,719	3,208,079	2,742,058	2,450,358	2,444	(482,873)	50,022,554
Fidelity Series Emerging Markets Fund	271,438,238	17,042,480	163,264,309	9,991,354	25,043,091	29,963,759	350,579,939
Fidelity Series Floating Rate High Income Fund	10,226,318	742,652	1,135,820	480,247	(30,960)	(299)	15,860,823
Fidelity Series Government Money Market Fund 1.33%	504,760,496	162,945,349	54,247,220	5,086,392	--	--	933,399,571
Fidelity Series Growth & Income Fund	136,706,954	57,796,596(a)	46,557,631	11,643,529	1,347,340	17,777,961	269,191,439
Fidelity Series Growth Company Fund	160,622,872	25,898,990	64,523,092	22,263,416	23,986,423	(4,036,030)	232,620,239
Fidelity Series High Income Fund	62,714,112	5,416,029	6,501,335	3,814,983	(67,079)	630,548	99,964,951
Fidelity Series Inflation-Protected Bond Index Fund	110,955,952	16,484,394	12,210,698	3,666,295	(887,601)	(2,011,406)	180,542,285
Fidelity Series International Credit Fund	--	2,154,311	787	64,628	--	(12,893)	3,455,731
Fidelity Series International Growth Fund	192,889,582	14,572,291	54,288,551	9,381,954	12,984,979	18,769,135	306,871,446
Fidelity Series International Small Cap Fund	43,404,977	5,647,145	10,840,566	4,441,866	2,641,649	5,225,215	74,639,740
Fidelity Series International Value Fund	193,388,884	17,297,279	47,522,462	9,377,932	2,643,553	19,108,946	306,429,200
Fidelity Series Intrinsic Opportunities Fund	123,853,701	58,762,466(a)	27,615,170	13,244,767	794,255	22,374,086	285,628,540
Fidelity Series Investment Grade Bond Fund	1,251,611,176	177,132,050	133,209,633	37,963,378	(76,363)	(473,365)	2,070,810,468
Fidelity Series Long-Term Treasury Bond Index Fund	1,150,158	121,731,019	5,682,359	1,310,752	(99,123)	1,035,678	142,607,974
Fidelity Series Opportunistic Insights Fund	89,027,558	16,403,664	33,640,573	14,220,217	13,678,097	(7,576,018)	128,079,685
Fidelity Series Real Estate Equity Fund	16,232,403	1,747,096	3,171,289	1,035,596	370,094	(723,125)	23,519,302
Fidelity Series Real Estate Income Fund	20,314,432	2,306,046	2,613,855	1,585,716	60,756	(628,868)	31,548,273
Fidelity Series Short-Term Credit Fund	167,320,535	6,950,675	36,925,522	2,691,251	(93,821)	(1,102,031)	235,155,022
Fidelity Series Small Cap Discovery Fund	24,305,650	934,921	6,205,058	368,623	858,115	2,380,460	35,079,308
Fidelity Series Small Cap Opportunities Fund	72,102,603	13,284,622	19,446,977	11,555,066	1,252,476	(2,539,984)	104,418,615
Fidelity Series Stock Selector Large Cap Value Fund	138,322,291	16,590,514	28,972,572	13,188,359	5,674,755	(1,799,301)	206,344,572
Fidelity Series Value Discovery Fund	194,132,279	12,772,561	117,427,164(a)	9,143,715	21,365,934	(17,719,477)	146,317,371
Total	$4,137,368,482	$844,000,066	$970,805,476	$219,234,994	$117,163,222	$96,481,802	$6,770,764,719

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

December 31, 2017

F15-QTLY-0218
1.811323.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	6,767,302	$117,480,369
Fidelity Series 1000 Value Index Fund (a)	11,422,931	145,413,917
Fidelity Series All-Sector Equity Fund (a)	17,396,805	220,591,483
Fidelity Series Blue Chip Growth Fund (a)	16,274,243	225,235,524
Fidelity Series Commodity Strategy Fund (a)	38,928,080	211,768,753
Fidelity Series Growth & Income Fund (a)	32,866,839	517,652,722
Fidelity Series Growth Company Fund (a)	26,898,769	447,326,535
Fidelity Series Intrinsic Opportunities Fund (a)	30,219,163	547,269,047
Fidelity Series Opportunistic Insights Fund (a)	14,212,534	246,303,215
Fidelity Series Real Estate Equity Fund (a)	3,530,436	45,224,889
Fidelity Series Small Cap Discovery Fund (a)	5,388,125	67,459,322
Fidelity Series Small Cap Opportunities Fund (a)	14,312,371	200,802,571
Fidelity Series Stock Selector Large Cap Value Fund (a)	30,498,904	396,790,735
Fidelity Series Value Discovery Fund (a)	21,059,999	281,361,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,736,084,672)		3,670,680,671

International Equity Funds - 18.5%
Fidelity Series Canada Fund (a)	5,438,567	59,225,995
Fidelity Series Emerging Markets Fund (a)	28,969,490	620,236,790
Fidelity Series International Growth Fund (a)	35,202,674	568,523,185
Fidelity Series International Small Cap Fund (a)	7,694,754	138,274,730
Fidelity Series International Value Fund (a)	53,070,137	567,319,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,427,286,118)		1,953,580,467

Bond Funds - 33.9%
Fidelity Series Emerging Markets Debt Fund (a)	7,322,798	74,985,452
Fidelity Series Floating Rate High Income Fund (a)	2,565,464	24,346,251
Fidelity Series High Income Fund (a)	15,857,225	153,656,510
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,403,946	199,142,513
Fidelity Series International Credit Fund (a)	530,739	5,307,391
Fidelity Series Investment Grade Bond Fund (a)	252,436,431	2,839,909,842
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,887,379	222,244,292
Fidelity Series Real Estate Income Fund (a)	4,384,897	47,883,071
TOTAL BOND FUNDS
(Cost $3,567,955,186)		3,567,475,322

Short-Term Funds - 12.7%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,067,090,243	1,067,090,243
Fidelity Series Short-Term Credit Fund (a)	27,084,635	269,221,272
TOTAL SHORT-TERM FUNDS
(Cost $1,337,663,035)		1,336,311,515
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,068,989,011)		10,528,047,975
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,837,612)
NET ASSETS - 100%		$10,523,210,363

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$66,076,673	$6,395,905	$21,008,835	$2,445,276	$5,348,895	$6,261,762	$117,480,369
Fidelity Series 1000 Value Index Fund	80,656,571	10,323,996	18,476,289	5,530,136	1,125,767	6,679,457	145,413,917
Fidelity Series All-Sector Equity Fund	124,616,586	29,771,437	36,778,815	22,313,159	3,442,540	(2,287,959)	220,591,483
Fidelity Series Blue Chip Growth Fund	127,141,191	33,047,088	47,982,839	25,324,013	5,957,773	2,235,688	225,235,524
Fidelity Series Canada Fund	--	45,947,935	2,949,265	611,516	45,558	2,414,590	59,225,995
Fidelity Series Commodity Strategy Fund	86,815,524	32,758,680	11,423,116	1,136,414	(2,880,473)	10,241,323	211,768,753
Fidelity Series Emerging Markets Debt Fund	39,502,649	5,831,372	3,634,337	3,481,861	2,107	(902,742)	74,985,452
Fidelity Series Emerging Markets Fund	385,531,580	41,558,565	240,399,776	17,598,154	36,693,933	46,105,996	620,236,790
Fidelity Series Floating Rate High Income Fund	13,161,870	1,505,090	1,501,836	685,627	(17,358)	(23,690)	24,346,251
Fidelity Series Government Money Market Fund 1.33%	465,951,336	220,103,010	51,498,595	5,332,564	--	--	1,067,090,243
Fidelity Series Growth & Income Fund	214,234,599	104,372,086(a)	72,195,284	20,742,566	2,004,797	34,510,168	517,652,722
Fidelity Series Growth Company Fund	251,720,311	56,345,962	99,781,483	42,671,805	34,420,158	(3,681,463)	447,326,535
Fidelity Series High Income Fund	80,807,497	10,452,513	8,696,874	5,478,483	(51,602)	794,140	153,656,510
Fidelity Series Inflation-Protected Bond Index Fund	100,136,299	23,670,076	11,328,501	4,031,042	(227,197)	(3,206,292)	199,142,513
Fidelity Series International Credit Fund	--	2,824,311	1,593	99,257	--	(24,648)	5,307,391
Fidelity Series International Growth Fund	297,558,345	36,430,250	86,193,206	17,329,767	18,014,024	33,453,263	568,523,185
Fidelity Series International Small Cap Fund	67,362,639	12,677,704	17,728,073	8,204,635	3,551,972	9,008,807	138,274,730
Fidelity Series International Value Fund	298,332,821	39,166,771	73,328,204	17,315,695	3,497,405	31,340,640	567,319,767
Fidelity Series Intrinsic Opportunities Fund	192,372,784	107,388,760(a)	39,421,178	25,022,480	847,831	39,374,114	547,269,047
Fidelity Series Investment Grade Bond Fund	1,419,019,666	305,787,348	153,902,867	48,622,520	(313,522)	(6,037,011)	2,839,909,842
Fidelity Series Long-Term Treasury Bond Index Fund	1,278,499	181,152,578	6,919,740	1,960,648	(155,199)	1,361,712	222,244,292
Fidelity Series Opportunistic Insights Fund	139,516,224	35,661,401	52,542,149	27,255,660	19,485,354	(11,127,502)	246,303,215
Fidelity Series Real Estate Equity Fund	25,334,235	4,399,198	4,575,272	1,869,678	42,211	(756,707)	45,224,889
Fidelity Series Real Estate Income Fund	26,101,304	4,125,424	3,299,417	2,268,300	109,906	(1,015,357)	47,883,071
Fidelity Series Short-Term Credit Fund	154,330,220	12,291,407	27,310,800	2,780,921	(68,494)	(1,417,497)	269,221,272
Fidelity Series Small Cap Discovery Fund	38,011,077	2,868,083	8,995,167	671,065	1,047,754	5,187,200	67,459,322
Fidelity Series Small Cap Opportunities Fund	112,505,917	28,558,514	28,782,022	21,860,504	1,458,719	(3,960,213)	200,802,571
Fidelity Series Stock Selector Large Cap Value Fund	215,817,782	38,181,205	39,864,548	25,276,928	4,035,176	2,716,629	396,790,735
Fidelity Series Value Discovery Fund	303,444,086	29,938,196	180,661,883(a)	17,037,467	30,218,441	(23,339,718)	281,361,589
Total	$5,327,338,285	$1,463,534,865	$1,351,181,964	$374,958,141	$167,636,476	$173,904,690	$10,528,047,975

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

December 31, 2017

F20-QTLY-0218
1.811330.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	22,381,199	$388,537,615
Fidelity Series 1000 Value Index Fund (a)	37,779,004	480,926,715
Fidelity Series All-Sector Equity Fund (a)	57,536,867	729,567,471
Fidelity Series Blue Chip Growth Fund (a)	53,823,853	744,922,123
Fidelity Series Commodity Strategy Fund (a)	112,945,910	614,425,749
Fidelity Series Growth & Income Fund (a)	108,700,662	1,712,035,434
Fidelity Series Growth Company Fund (a)	88,962,060	1,479,439,051
Fidelity Series Intrinsic Opportunities Fund (a)	100,021,940	1,811,397,342
Fidelity Series Opportunistic Insights Fund (a)	47,004,886	814,594,670
Fidelity Series Real Estate Equity Fund (a)	11,676,166	149,571,682
Fidelity Series Small Cap Discovery Fund (a)	17,819,824	223,104,197
Fidelity Series Small Cap Opportunities Fund (a)	47,335,342	664,114,853
Fidelity Series Stock Selector Large Cap Value Fund (a)	100,867,890	1,312,291,246
Fidelity Series Value Discovery Fund (a)	69,651,227	930,540,396
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,161,130,739)		12,055,468,544

International Equity Funds - 20.6%
Fidelity Series Canada Fund (a)	17,642,307	192,124,721
Fidelity Series Emerging Markets Fund (a)	91,803,940	1,965,522,347
Fidelity Series International Growth Fund (a)	114,196,559	1,844,274,432
Fidelity Series International Small Cap Fund (a)	24,961,285	448,554,284
Fidelity Series International Value Fund (a)	172,275,555	1,841,625,688
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,693,639,604)		6,292,101,472

Bond Funds - 30.4%
Fidelity Series Emerging Markets Debt Fund (a)	20,798,510	212,976,739
Fidelity Series Floating Rate High Income Fund (a)	7,361,036	69,856,229
Fidelity Series High Income Fund (a)	45,538,283	441,265,958
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,713,157	338,800,410
Fidelity Series International Credit Fund (a)	1,805,261	18,052,610
Fidelity Series Investment Grade Bond Fund (a)	660,270,547	7,428,043,656
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,249,704	645,189,859
Fidelity Series Real Estate Income Fund (a)	12,857,114	140,399,680
TOTAL BOND FUNDS
(Cost $9,365,549,119)		9,294,585,141

Short-Term Funds - 9.6%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	2,340,228,882	2,340,228,882
Fidelity Series Short-Term Credit Fund (a)	59,543,395	591,861,342
TOTAL SHORT-TERM FUNDS
(Cost $2,935,109,364)		2,932,090,224
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $26,155,428,826)		30,574,245,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,849,058)
NET ASSETS - 100%		$30,559,396,323

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$170,750,619	$21,590,301	$51,680,315	$8,092,443	$11,999,261	$23,906,838	$388,537,615
Fidelity Series 1000 Value Index Fund	207,961,357	34,582,345	40,189,295	18,301,758	2,066,086	22,746,271	480,926,715
Fidelity Series All-Sector Equity Fund	322,024,207	99,305,256	87,276,898	73,844,719	6,922,711	(8,203,363)	729,567,471
Fidelity Series Blue Chip Growth Fund	328,551,300	109,316,587	119,297,787	82,570,354	12,777,404	5,062,117	744,922,123
Fidelity Series Canada Fund	--	134,518,420	7,370,584	1,979,981	105,366	7,971,660	192,124,721
Fidelity Series Commodity Strategy Fund	200,800,153	83,671,692	20,338,718	3,283,640	(5,334,240)	26,480,486	614,425,749
Fidelity Series Emerging Markets Debt Fund	88,753,315	16,211,346	6,680,168	9,260,758	(47,240)	(3,130,963)	212,976,739
Fidelity Series Emerging Markets Fund	948,146,671	133,954,119	628,787,729	56,105,428	83,303,297	138,961,225	1,965,522,347
Fidelity Series Floating Rate High Income Fund	30,322,371	4,283,118	2,752,477	1,822,525	(26,805)	(70,073)	69,856,229
Fidelity Series Government Money Market Fund 1.33%	809,950,560	483,627,861	67,819,313	10,784,161	--	--	2,340,228,882
Fidelity Series Growth & Income Fund	552,716,408	296,311,828 (a)	170,965,517	63,453,389	4,537,605	115,915,238	1,712,035,434
Fidelity Series Growth Company Fund	649,984,509	187,491,484	247,515,706	141,220,916	80,651,581	(2,933,242)	1,479,439,051
Fidelity Series High Income Fund	186,345,032	29,463,691	15,952,318	14,642,765	(135,285)	1,922,768	441,265,958
Fidelity Series Inflation-Protected Bond Index Fund	134,445,865	50,350,438	12,062,650	6,836,443	(207,521)	(5,980,556)	338,800,410
Fidelity Series International Credit Fund	--	8,032,284	1,585	337,613	--	(99,542)	18,052,610
Fidelity Series International Growth Fund	763,723,461	120,216,336	206,170,214	56,248,967	32,994,550	108,052,944	1,844,274,432
Fidelity Series International Small Cap Fund	172,981,588	41,562,777	41,845,797	26,630,434	5,456,442	28,381,178	448,554,284
Fidelity Series International Value Fund	765,710,516	126,436,497	168,519,560	56,221,118	7,877,954	88,343,893	1,841,625,688
Fidelity Series Intrinsic Opportunities Fund	495,457,872	313,537,823 (a)	55,171,914	80,415,419	519,034	119,386,361	1,811,397,342
Fidelity Series Investment Grade Bond Fund	2,965,065,514	792,298,891	252,083,397	118,936,034	(1,389,734)	(29,778,045)	7,428,043,656
Fidelity Series Long-Term Treasury Bond Index Fund	2,611,672	498,274,883	14,152,722	5,469,381	(367,372)	3,093,366	645,189,859
Fidelity Series Opportunistic Insights Fund	360,528,573	118,892,802	131,101,539	90,201,934	45,148,388	(28,161,683)	814,594,670
Fidelity Series Real Estate Equity Fund	65,271,789	14,824,547	8,658,178	5,784,706	(14,098)	(2,443,965)	149,571,682
Fidelity Series Real Estate Income Fund	60,042,005	12,375,247	5,200,591	6,184,644	(33,696)	(2,766,298)	140,399,680
Fidelity Series Short-Term Credit Fund	268,102,615	26,895,174	38,521,285	5,596,531	(88,316)	(3,441,223)	591,861,342
Fidelity Series Small Cap Discovery Fund	97,945,381	9,544,603	19,748,209	2,096,555	1,899,250	18,802,199	223,104,197
Fidelity Series Small Cap Opportunities Fund	290,999,903	94,295,287	68,883,332	71,499,275	2,431,084	(10,769,823)	664,114,853
Fidelity Series Stock Selector Large Cap Value Fund	557,188,889	127,620,917	77,812,630	83,651,865	2,540,482	17,455,258	1,312,291,246
Fidelity Series Value Discovery Fund	782,895,867	99,278,768	450,664,176 (a)	54,793,745	61,087,066	(38,625,073)	930,540,396
Total	$12,279,278,012	$4,088,765,322	$3,017,224,604	$1,156,267,501	$354,673,254	$590,077,953	$30,574,245,381

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

December 31, 2017

F25-QTLY-0218
1.811340.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	22,186,276	$385,153,756
Fidelity Series 1000 Value Index Fund (a)	37,447,256	476,703,567
Fidelity Series All-Sector Equity Fund (a)	57,029,577	723,135,031
Fidelity Series Blue Chip Growth Fund (a)	53,350,178	738,366,462
Fidelity Series Commodity Strategy Fund (a)	100,786,899	548,280,730
Fidelity Series Growth & Income Fund (a)	107,734,774	1,696,822,688
Fidelity Series Growth Company Fund (a)	88,173,769	1,466,329,772
Fidelity Series Intrinsic Opportunities Fund (a)	99,001,199	1,792,911,717
Fidelity Series Opportunistic Insights Fund (a)	46,591,263	807,426,585
Fidelity Series Real Estate Equity Fund (a)	11,578,238	148,317,225
Fidelity Series Small Cap Discovery Fund (a)	17,667,380	221,195,593
Fidelity Series Small Cap Opportunities Fund (a)	46,920,323	658,292,130
Fidelity Series Stock Selector Large Cap Value Fund (a)	99,942,473	1,300,251,579
Fidelity Series Value Discovery Fund (a)	68,989,784	921,703,516
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,201,763,789)		11,884,890,351

International Equity Funds - 22.4%
Fidelity Series Canada Fund (a)	17,141,494	186,670,872
Fidelity Series Emerging Markets Fund (a)	87,659,422	1,876,788,224
Fidelity Series International Growth Fund (a)	110,955,693	1,791,934,445
Fidelity Series International Small Cap Fund (a)	24,252,558	435,818,463
Fidelity Series International Value Fund (a)	167,388,018	1,789,377,912
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,635,791,605)		6,080,589,916

Bond Funds - 26.7%
Fidelity Series Emerging Markets Debt Fund (a)	18,024,269	184,568,520
Fidelity Series Floating Rate High Income Fund (a)	6,480,345	61,498,477
Fidelity Series High Income Fund (a)	39,892,454	386,557,877
Fidelity Series Inflation-Protected Bond Index Fund (a)	21,593,134	210,748,989
Fidelity Series International Credit Fund (a)	1,560,603	15,606,027
Fidelity Series Investment Grade Bond Fund (a)	505,872,589	5,691,066,623
Fidelity Series Long-Term Treasury Bond Index Fund (a)	64,366,251	574,790,618
Fidelity Series Real Estate Income Fund (a)	11,281,981	123,199,230
TOTAL BOND FUNDS
(Cost $7,292,649,899)		7,248,036,361

Short-Term Funds - 7.3%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,593,363,247	1,593,363,247
Fidelity Series Short-Term Credit Fund (a)	39,775,253	395,366,012
TOTAL SHORT-TERM FUNDS
(Cost $1,990,837,386)		1,988,729,259
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $23,121,042,679)		27,202,245,887
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,737,614)
NET ASSETS - 100%		$27,188,508,273

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$150,442,258	$31,137,357	$43,071,203	$7,996,555	$6,796,105	$27,530,131	$385,153,756
Fidelity Series 1000 Value Index Fund	182,904,928	46,075,490	30,549,084	18,083,906	1,015,464	22,825,599	476,703,567
Fidelity Series All-Sector Equity Fund	283,721,155	116,541,380	71,090,979	72,962,886	3,418,214	(6,954,761)	723,135,031
Fidelity Series Blue Chip Growth Fund	289,473,741	125,127,558	100,007,948	80,340,641	8,971,096	5,580,603	738,366,462
Fidelity Series Canada Fund	--	125,019,146	6,063,371	1,914,218	74,376	7,859,589	186,670,872
Fidelity Series Commodity Strategy Fund	160,807,201	85,879,075	13,313,498	2,899,694	(413,137)	19,134,653	548,280,730
Fidelity Series Emerging Markets Debt Fund	70,309,321	18,173,935	4,368,706	7,838,995	(857)	(2,868,301)	184,568,520
Fidelity Series Emerging Markets Fund	795,230,582	173,907,873	518,831,333	53,501,410	52,863,276	143,037,223	1,876,788,224
Fidelity Series Floating Rate High Income Fund	23,882,508	5,311,796	1,790,127	1,546,161	595	(81,943)	61,498,477
Fidelity Series Government Money Market Fund 1.33%	474,107,523	402,412,119	33,320,145	6,943,525	--	--	1,593,363,247
Fidelity Series Growth & Income Fund	486,185,498	316,249,973(a)	138,811,409	60,931,649	3,112,383	114,465,086	1,696,822,688
Fidelity Series Growth Company Fund	572,602,766	217,924,108	204,363,581	139,526,870	51,999,729	14,907,695	1,466,329,772
Fidelity Series High Income Fund	146,512,107	35,011,452	10,466,235	12,413,789	31,578	1,362,320	386,557,877
Fidelity Series Inflation-Protected Bond Index Fund	79,763,875	32,740,023	5,444,697	4,247,141	(13,881)	(3,847,433)	210,748,989
Fidelity Series International Credit Fund	--	6,616,532	261	291,858	--	(89,313)	15,606,027
Fidelity Series International Growth Fund	665,002,902	160,811,094	167,783,548	54,487,563	11,643,638	116,343,465	1,791,934,445
Fidelity Series International Small Cap Fund	151,128,896	50,844,708	34,383,477	25,796,594	2,056,591	28,239,566	435,818,463
Fidelity Series International Value Fund	666,738,770	169,275,051	134,957,972	54,481,183	4,083,508	81,939,457	1,789,377,912
Fidelity Series Intrinsic Opportunities Fund	433,865,637	331,623,147(a)	10,210,745	77,507,683	6,094	113,442,009	1,792,911,717
Fidelity Series Investment Grade Bond Fund	2,024,582,252	774,355,710	142,092,807	88,144,994	(1,080,437)	(26,062,755)	5,691,066,623
Fidelity Series Long-Term Treasury Bond Index Fund	1,635,459	440,104,447	9,081,860	4,773,517	(238,271)	2,593,910	574,790,618
Fidelity Series Opportunistic Insights Fund	317,647,343	138,223,927	110,842,005	89,123,990	28,268,929	(15,916,087)	807,426,585
Fidelity Series Real Estate Equity Fund	57,575,442	18,526,827	6,147,922	5,604,376	(80,037)	(2,415,143)	148,317,225
Fidelity Series Real Estate Income Fund	47,340,033	14,177,612	3,390,024	5,295,560	(19,468)	(2,498,014)	123,199,230
Fidelity Series Short-Term Credit Fund	156,027,873	29,408,720	11,215,894	3,527,864	(14,826)	(2,352,908)	395,366,012
Fidelity Series Small Cap Discovery Fund	86,218,504	15,069,276	15,153,013	2,023,659	510,065	19,719,667	221,195,593
Fidelity Series Small Cap Opportunities Fund	257,643,145	108,850,833	56,692,740	69,713,126	89,521	(8,306,902)	658,292,130
Fidelity Series Stock Selector Large Cap Value Fund	492,174,859	158,515,747	55,585,431	82,621,546	403,575	17,800,983	1,300,251,579
Fidelity Series Value Discovery Fund	691,035,348	123,284,654	391,798,955(a)	53,518,623	39,134,513	(17,597,427)	921,703,516
Total	$9,764,559,926	$4,271,199,570	$2,330,828,970	$1,088,059,576	$212,618,336	$647,790,969	$27,202,245,887

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

December 31, 2017

F30-QTLY-0218
1.811347.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	31,595,430	$548,496,672
Fidelity Series 1000 Value Index Fund (a)	53,307,563	678,605,277
Fidelity Series All-Sector Equity Fund (a)	81,137,267	1,028,820,547
Fidelity Series Blue Chip Growth Fund (a)	75,899,772	1,050,452,849
Fidelity Series Commodity Strategy Fund (a)	117,837,131	641,033,994
Fidelity Series Growth & Income Fund (a)	153,180,380	2,412,590,985
Fidelity Series Growth Company Fund (a)	125,375,545	2,084,995,308
Fidelity Series Intrinsic Opportunities Fund (a)	140,366,119	2,542,030,423
Fidelity Series Opportunistic Insights Fund (a)	66,277,237	1,148,584,518
Fidelity Series Real Estate Equity Fund (a)	16,541,791	211,900,345
Fidelity Series Small Cap Discovery Fund (a)	25,199,892	315,502,646
Fidelity Series Small Cap Opportunities Fund (a)	66,762,244	936,674,278
Fidelity Series Stock Selector Large Cap Value Fund (a)	141,834,303	1,845,264,288
Fidelity Series Value Discovery Fund (a)	97,954,814	1,308,676,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,960,064,126)		16,753,628,449

International Equity Funds - 26.3%
Fidelity Series Canada Fund (a)	23,772,804	258,885,838
Fidelity Series Emerging Markets Fund (a)	118,355,953	2,534,000,953
Fidelity Series International Growth Fund (a)	153,877,420	2,485,120,329
Fidelity Series International Small Cap Fund (a)	33,634,666	604,414,953
Fidelity Series International Value Fund (a)	232,162,773	2,481,820,043
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,463,483,414)		8,364,242,116

Bond Funds - 19.7%
Fidelity Series Emerging Markets Debt Fund (a)	20,579,245	210,731,472
Fidelity Series Floating Rate High Income Fund (a)	7,353,065	69,780,585
Fidelity Series High Income Fund (a)	45,790,306	443,708,064
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,361,591	247,529,130
Fidelity Series International Credit Fund (a)	1,519,322	15,193,216
Fidelity Series Investment Grade Bond Fund (a)	396,656,539	4,462,386,071
Fidelity Series Long-Term Treasury Bond Index Fund (a)	75,659,571	675,639,965
Fidelity Series Real Estate Income Fund (a)	12,934,153	141,240,952
TOTAL BOND FUNDS
(Cost $6,267,244,915)		6,266,209,455

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	397,026,485	397,026,485
Fidelity Series Short-Term Credit Fund (a)	8,905,760	88,523,257
TOTAL SHORT-TERM FUNDS
(Cost $485,836,256)		485,549,742
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,176,628,711)		31,869,629,762
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(17,040,132)
NET ASSETS - 100%		$31,852,589,630

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$213,000,452	$38,181,264	$57,045,956	$11,405,025	$10,518,598	$38,357,532	$548,496,672
Fidelity Series 1000 Value Index Fund	258,439,164	58,501,352	37,625,277	25,782,216	1,315,184	32,570,866	678,605,277
Fidelity Series All-Sector Equity Fund	401,700,789	154,344,060	94,080,605	103,963,311	5,336,325	(10,452,979)	1,028,820,547
Fidelity Series Blue Chip Growth Fund	409,846,594	166,809,025	135,284,174	114,763,453	12,016,464	8,233,518	1,050,452,849
Fidelity Series Canada Fund	--	159,380,243	7,195,408	2,655,506	84,754	11,633,224	258,885,838
Fidelity Series Commodity Strategy Fund	181,305,844	107,920,967	14,500,154	3,386,143	(712,099)	22,581,846	641,033,994
Fidelity Series Emerging Markets Debt Fund	79,431,440	18,681,230	4,850,336	8,939,181	1,702	(3,313,590)	210,731,472
Fidelity Series Emerging Markets Fund	1,036,984,669	202,983,375	595,844,622	73,095,368	56,153,637	200,889,429	2,534,000,953
Fidelity Series Floating Rate High Income Fund	27,384,693	5,281,798	1,997,256	1,763,187	(2,374)	(90,708)	69,780,585
Fidelity Series Government Money Market Fund 1.33%	86,241,591	174,168,740	6,375,342	1,370,933	--	--	397,026,485
Fidelity Series Growth & Income Fund	688,738,261	429,074,835 (a)	189,992,542	86,986,650	4,309,447	163,009,844	2,412,590,985
Fidelity Series Growth Company Fund	811,270,155	291,366,102	283,192,355	198,697,547	77,578,908	17,637,068	2,084,995,308
Fidelity Series High Income Fund	170,348,294	35,571,996	11,578,932	14,322,092	21,349	1,606,816	443,708,064
Fidelity Series Inflation-Protected Bond Index Fund	100,796,632	19,964,851	7,379,387	4,995,864	(66,499)	(4,533,410)	247,529,130
Fidelity Series International Credit Fund	--	6,444,167	166	284,138	--	(86,923)	15,193,216
Fidelity Series International Growth Fund	933,125,645	196,259,039	228,252,261	75,673,027	15,825,479	162,111,678	2,485,120,329
Fidelity Series International Small Cap Fund	212,846,304	64,164,443	48,683,794	35,826,598	3,646,952	38,641,543	604,414,953
Fidelity Series International Value Fund	935,212,029	203,089,282	177,342,209	75,670,607	635,279	119,208,180	2,481,820,043
Fidelity Series Intrinsic Opportunities Fund	613,420,497	445,565,201 (a)	2,974,630	110,032,958	(8,953)	160,379,928	2,542,030,423
Fidelity Series Investment Grade Bond Fund	1,367,569,367	959,520,410	99,674,689	65,879,027	(542,511)	(21,971,256)	4,462,386,071
Fidelity Series Long-Term Treasury Bond Index Fund	940,915	517,836,781	10,053,153	5,595,678	(170,997)	2,076,513	675,639,965
Fidelity Series Opportunistic Insights Fund	449,735,472	183,725,524	149,932,885	126,975,857	41,140,116	(23,714,619)	1,148,584,518
Fidelity Series Real Estate Equity Fund	81,538,943	24,374,072	6,203,875	7,994,155	(73,595)	(3,514,246)	211,900,345
Fidelity Series Real Estate Income Fund	54,581,853	14,765,462	3,777,153	6,072,733	(24,873)	(2,851,224)	141,240,952
Fidelity Series Short-Term Credit Fund	28,157,403	22,201,639	2,127,477	669,485	(3,985)	(472,168)	88,523,257
Fidelity Series Small Cap Discovery Fund	121,760,717	17,856,794	18,181,275	2,873,518	692,429	28,148,485	315,502,646
Fidelity Series Small Cap Opportunities Fund	365,212,608	145,142,577	72,296,154	99,270,982	108,086	(11,880,102)	936,674,278
Fidelity Series Stock Selector Large Cap Value Fund	697,267,883	209,319,086	75,985,747	117,433,059	738,785	25,467,320	1,845,264,288
Fidelity Series Value Discovery Fund	978,820,033	163,529,463	547,840,744 (a)	76,086,034	49,740,278	(19,135,443)	1,308,676,319
Total	$11,305,678,247	$5,036,023,778	$2,890,268,558	$1,458,464,332	$278,257,886	$930,537,122	$31,869,629,762

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

December 31, 2017

F35-QTLY-0218
1.811348.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	25,084,931	$435,474,398
Fidelity Series 1000 Value Index Fund (a)	42,264,813	538,031,066
Fidelity Series All-Sector Equity Fund (a)	64,195,011	813,992,744
Fidelity Series Blue Chip Growth Fund (a)	60,045,016	831,023,020
Fidelity Series Commodity Strategy Fund (a)	79,621,203	433,139,346
Fidelity Series Growth & Income Fund (a)	120,913,957	1,904,394,821
Fidelity Series Growth Company Fund (a)	98,993,438	1,646,260,875
Fidelity Series Intrinsic Opportunities Fund (a)	109,971,938	1,991,591,791
Fidelity Series Opportunistic Insights Fund (a)	52,415,844	908,366,568
Fidelity Series Real Estate Equity Fund (a)	12,958,602	165,999,687
Fidelity Series Small Cap Discovery Fund (a)	19,919,078	249,386,862
Fidelity Series Small Cap Opportunities Fund (a)	52,820,702	741,074,447
Fidelity Series Stock Selector Large Cap Value Fund (a)	111,018,448	1,444,350,009
Fidelity Series Value Discovery Fund (a)	76,898,817	1,027,368,197
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,330,033,308)		13,130,453,831

International Equity Funds - 29.8%
Fidelity Series Canada Fund (a)	18,465,603	201,090,412
Fidelity Series Emerging Markets Fund (a)	89,237,380	1,910,572,314
Fidelity Series International Growth Fund (a)	119,527,291	1,930,365,749
Fidelity Series International Small Cap Fund (a)	26,126,269	469,489,047
Fidelity Series International Value Fund (a)	180,402,778	1,928,505,697
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,050,867,220)		6,440,023,219

Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund (a)	13,669,113	139,971,722
Fidelity Series Floating Rate High Income Fund (a)	4,917,308	46,665,256
Fidelity Series High Income Fund (a)	30,630,706	296,811,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,137,511	167,262,110
Fidelity Series International Credit Fund (a)	1,014,766	10,147,655
Fidelity Series Investment Grade Bond Fund (a)	45,075,838	507,103,183
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,475,981	459,680,510
Fidelity Series Real Estate Income Fund (a)	8,590,920	93,812,849
TOTAL BOND FUNDS
(Cost $1,712,231,358)		1,721,454,823

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	270,706,583	270,706,583
Fidelity Series Short-Term Credit Fund (a)	6,214,517	61,772,304
TOTAL SHORT-TERM FUNDS
(Cost $332,678,366)		332,478,887
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,425,810,252)		21,624,410,760
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,418,386)
NET ASSETS - 100%		$21,610,992,374

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$148,282,227	$39,353,035	$33,872,239	$9,049,001	$1,247,900	$35,969,099	$435,474,398
Fidelity Series 1000 Value Index Fund	179,592,513	58,601,825	17,642,559	20,427,566	130,714	25,707,689	538,031,066
Fidelity Series All-Sector Equity Fund	279,645,931	139,267,951	54,837,554	82,199,898	1,231,730	(8,054,288)	813,992,744
Fidelity Series Blue Chip Growth Fund	285,318,640	147,475,009	84,440,344	89,103,098	5,543,924	6,967,877	831,023,020
Fidelity Series Canada Fund	--	116,883,986	2,965,870	2,033,537	571	8,723,555	201,090,412
Fidelity Series Commodity Strategy Fund	111,388,669	78,095,635	9,999,484	2,282,733	(830,538)	15,609,645	433,139,346
Fidelity Series Emerging Markets Debt Fund	48,645,752	15,288,746	3,344,502	5,802,160	21,228	(2,309,909)	139,971,722
Fidelity Series Emerging Markets Fund	685,552,413	194,457,110	378,251,982	54,739,175	25,351,788	154,295,948	1,910,572,314
Fidelity Series Floating Rate High Income Fund	16,615,127	4,604,870	1,373,697	1,139,412	(45,228)	(13,734)	46,665,256
Fidelity Series Government Money Market Fund 1.33%	53,467,356	122,714,323	4,532,167	894,148	--	--	270,706,583
Fidelity Series Growth & Income Fund	479,148,645	361,354,237(a)	117,757,853	66,517,151	2,417,854	127,810,770	1,904,394,821
Fidelity Series Growth Company Fund	564,837,431	258,832,002	174,775,670	156,781,867	29,842,596	34,111,241	1,646,260,875
Fidelity Series High Income Fund	103,635,702	30,102,881	7,965,661	9,285,440	27,845	965,677	296,811,538
Fidelity Series Inflation-Protected Bond Index Fund	61,194,766	18,511,771	4,141,827	3,371,894	(14,277)	(3,136,128)	167,262,110
Fidelity Series International Credit Fund	--	4,054,802	14	189,778	--	(60,548)	10,147,655
Fidelity Series International Growth Fund	645,735,531	192,992,215	138,517,428	58,740,946	3,053,282	124,841,088	1,930,365,749
Fidelity Series International Small Cap Fund	147,541,592	59,391,262	29,824,287	27,810,281	1,496,961	28,603,796	469,489,047
Fidelity Series International Value Fund	647,425,663	213,455,119	116,708,161	58,761,109	109,021	85,971,481	1,928,505,697
Fidelity Series Intrinsic Opportunities Fund	425,390,545	409,437,259(a)	3,027,047	84,789,781	29,685	120,988,328	1,991,591,791
Fidelity Series Investment Grade Bond Fund	81,635,475	237,690,681	10,117,675	6,187,604	(25,653)	(2,837,541)	507,103,183
Fidelity Series Long-Term Treasury Bond Index Fund	31,462	347,374,431	6,487,772	3,734,687	(38,143)	1,796,963	459,680,510
Fidelity Series Opportunistic Insights Fund	313,087,328	164,784,741	95,053,305	100,351,843	7,356,127	1,201,180	908,366,568
Fidelity Series Real Estate Equity Fund	57,029,392	24,042,057	4,822,449	6,151,571	(61,793)	(2,819,446)	165,999,687
Fidelity Series Real Estate Income Fund	32,984,692	11,983,986	2,598,864	3,957,443	(24,944)	(1,928,878)	93,812,849
Fidelity Series Short-Term Credit Fund	17,120,293	18,313,868	1,477,507	439,253	(2,914)	(329,602)	61,772,304
Fidelity Series Small Cap Discovery Fund	84,431,775	19,211,938	9,215,797	2,206,703	114,627	22,415,869	249,386,862
Fidelity Series Small Cap Opportunities Fund	253,917,431	129,816,480	42,301,784	77,245,781	(408,708)	(8,779,946)	741,074,447
Fidelity Series Stock Selector Large Cap Value Fund	485,084,612	197,048,514	46,827,620	91,857,741	600,425	18,759,702	1,444,350,009
Fidelity Series Value Discovery Fund	681,088,437	157,664,932	379,311,211(a)	59,071,848	26,582,916	(3,014,100)	1,027,368,197
Total	$6,889,829,400	$3,772,805,666	$1,782,192,330	$1,085,123,449	$103,706,996	$781,455,788	$21,624,410,760

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

December 31, 2017

F40-QTLY-0218
1.811349.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26,601,031	$461,793,898
Fidelity Series 1000 Value Index Fund (a)	44,582,425	567,534,266
Fidelity Series All-Sector Equity Fund (a)	68,005,290	862,307,078
Fidelity Series Blue Chip Growth Fund (a)	63,606,944	880,320,101
Fidelity Series Commodity Strategy Fund (a)	82,373,359	448,111,071
Fidelity Series Growth & Income Fund (a)	128,002,768	2,016,043,601
Fidelity Series Growth Company Fund (a)	104,805,678	1,742,918,420
Fidelity Series Intrinsic Opportunities Fund (a)	116,544,117	2,110,613,954
Fidelity Series Opportunistic Insights Fund (a)	55,519,686	962,156,161
Fidelity Series Real Estate Equity Fund (a)	13,710,180	175,627,403
Fidelity Series Small Cap Discovery Fund (a)	21,022,509	263,201,813
Fidelity Series Small Cap Opportunities Fund (a)	55,744,768	782,099,100
Fidelity Series Stock Selector Large Cap Value Fund (a)	117,546,754	1,529,283,273
Fidelity Series Value Discovery Fund (a)	81,036,043	1,082,641,541
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,858,149,878)		13,884,651,680

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	19,471,271	212,042,138
Fidelity Series Emerging Markets Fund (a)	93,819,522	2,008,675,969
Fidelity Series International Growth Fund (a)	126,173,346	2,037,699,533
Fidelity Series International Small Cap Fund (a)	27,582,500	495,657,520
Fidelity Series International Value Fund (a)	190,444,152	2,035,847,990
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,306,694,247)		6,789,923,150

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	14,154,572	144,942,819
Fidelity Series Floating Rate High Income Fund (a)	5,081,628	48,224,653
Fidelity Series High Income Fund (a)	31,951,491	309,609,949
Fidelity Series Inflation-Protected Bond Index Fund (a)	17,728,745	173,032,554
Fidelity Series International Credit Fund (a)	985,387	9,853,874
Fidelity Series Investment Grade Bond Fund (a)	9,582,749	107,805,923
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,238,532	475,420,089
Fidelity Series Real Estate Income Fund (a)	8,996,586	98,242,725
TOTAL BOND FUNDS
(Cost $1,358,628,913)		1,367,132,586

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	279,782,888	279,782,888
Fidelity Series Short-Term Credit Fund (a)	6,396,695	63,583,151
TOTAL SHORT-TERM FUNDS
(Cost $343,566,906)		343,366,039
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,867,039,944)		22,385,073,455
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,567,364)
NET ASSETS - 100%		$22,372,506,091

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$157,353,366	$34,402,443	$28,143,571	$9,610,600	$1,288,338	$37,976,139	$461,793,898
Fidelity Series 1000 Value Index Fund	191,170,503	54,603,269	15,887,296	21,581,015	95,702	27,167,732	567,534,266
Fidelity Series All-Sector Equity Fund	296,575,515	133,909,585	45,379,593	87,213,448	1,010,289	(8,577,923)	862,307,078
Fidelity Series Blue Chip Growth Fund	303,451,828	141,492,466	77,163,868	93,892,705	6,336,749	7,158,755	880,320,101
Fidelity Series Canada Fund	--	124,474,892	4,075,422	2,158,535	27,108	9,607,497	212,042,138
Fidelity Series Commodity Strategy Fund	115,949,172	94,787,425	28,611,515	2,368,162	(1,701,535)	17,031,383	448,111,071
Fidelity Series Emerging Markets Debt Fund	51,381,271	13,769,822	3,439,126	6,062,163	(47,490)	(2,321,561)	144,942,819
Fidelity Series Emerging Markets Fund	727,479,065	172,040,170	380,817,269	57,586,720	29,353,421	160,759,722	2,008,675,969
Fidelity Series Floating Rate High Income Fund	17,557,187	3,978,717	1,418,116	1,191,623	(40,690)	(19,450)	48,224,653
Fidelity Series Government Money Market Fund 1.33%	56,452,877	125,305,494	4,578,451	936,898	--	--	279,782,888
Fidelity Series Growth & Income Fund	509,763,605	356,315,020 (a)	107,395,519	70,259,723	2,517,266	135,296,834	2,016,043,601
Fidelity Series Growth Company Fund	600,472,029	252,565,901	169,343,084	166,244,092	32,546,219	34,784,647	1,742,918,420
Fidelity Series High Income Fund	110,141,929	26,630,124	8,182,289	9,782,541	(2,937)	1,071,342	309,609,949
Fidelity Series Inflation-Protected Bond Index Fund	65,384,074	15,678,136	5,190,261	3,491,187	(54,904)	(3,218,515)	173,032,554
Fidelity Series International Credit Fund	--	3,800,699	45	184,284	--	(60,163)	9,853,874
Fidelity Series International Growth Fund	686,373,633	179,916,945	133,877,269	62,095,076	3,650,866	130,803,680	2,037,699,533
Fidelity Series International Small Cap Fund	156,827,013	55,331,079	26,901,743	29,401,656	1,381,034	30,340,761	495,657,520
Fidelity Series International Value Fund	688,167,886	204,203,510	113,664,243	62,112,739	616,808	89,891,877	2,035,847,990
Fidelity Series Intrinsic Opportunities Fund	451,625,015	424,968,863 (a)	2,307,182	89,733,110	(6,477)	127,774,424	2,110,613,954
Fidelity Series Investment Grade Bond Fund	31,065,292	51,901,619	35,039,842	1,560,682	555,381	(1,032,041)	107,805,923
Fidelity Series Long-Term Treasury Bond Index Fund	30,159	364,625,540	7,830,176	3,802,942	(55,360)	1,968,404	475,420,089
Fidelity Series Opportunistic Insights Fund	332,984,066	159,101,212	87,465,762	106,458,831	9,481,445	(792,465)	962,156,161
Fidelity Series Real Estate Equity Fund	60,193,847	24,921,525	5,042,666	6,484,921	(26,120)	(3,039,203)	175,627,403
Fidelity Series Real Estate Income Fund	34,859,596	10,868,770	2,682,657	4,132,691	(15,843)	(2,015,086)	98,242,725
Fidelity Series Short-Term Credit Fund	18,743,753	16,481,378	1,525,499	465,960	(3,232)	(340,121)	63,583,151
Fidelity Series Small Cap Discovery Fund	89,631,440	18,226,016	8,417,396	2,332,086	56,256	23,636,956	263,201,813
Fidelity Series Small Cap Opportunities Fund	270,216,572	126,296,078	39,097,545	81,498,453	(390,353)	(9,342,815)	782,099,100
Fidelity Series Stock Selector Large Cap Value Fund	516,075,449	197,375,756	44,858,800	97,411,579	472,107	19,617,851	1,529,283,273
Fidelity Series Value Discovery Fund	724,534,607	151,502,438	397,182,041(a)	62,402,648	34,821,275	(9,680,136)	1,082,641,541
Total	$7,264,460,749	$3,539,474,892	$1,785,518,246	$1,142,457,070	$121,865,323	$814,448,525	$22,385,073,455

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

December 31, 2017

F45-QTLY-0218
1.843410.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15,703,475	$272,612,333
Fidelity Series 1000 Value Index Fund (a)	26,244,126	334,087,728
Fidelity Series All-Sector Equity Fund (a)	40,096,648	508,425,491
Fidelity Series Blue Chip Growth Fund (a)	37,501,908	519,026,413
Fidelity Series Commodity Strategy Fund (a)	48,505,176	263,868,157
Fidelity Series Growth & Income Fund (a)	75,410,388	1,187,713,614
Fidelity Series Growth Company Fund (a)	61,749,779	1,026,898,817
Fidelity Series Intrinsic Opportunities Fund (a)	68,698,737	1,244,134,135
Fidelity Series Opportunistic Insights Fund (a)	32,730,068	567,212,079
Fidelity Series Real Estate Equity Fund (a)	8,072,268	103,405,754
Fidelity Series Small Cap Discovery Fund (a)	12,377,719	154,969,043
Fidelity Series Small Cap Opportunities Fund (a)	32,821,187	460,481,250
Fidelity Series Stock Selector Large Cap Value Fund (a)	68,795,672	895,031,687
Fidelity Series Value Discovery Fund (a)	47,759,968	638,073,172
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,493,044,403)		8,175,939,673

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	11,479,424	125,010,923
Fidelity Series Emerging Markets Fund (a)	55,280,493	1,183,555,353
Fidelity Series International Growth Fund (a)	74,304,104	1,200,011,280
Fidelity Series International Small Cap Fund (a)	16,241,492	291,859,607
Fidelity Series International Value Fund (a)	112,186,241	1,199,270,914
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,164,969,593)		3,999,708,077

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	8,226,777	84,242,198
Fidelity Series Floating Rate High Income Fund (a)	3,018,055	28,641,337
Fidelity Series High Income Fund (a)	18,712,869	181,327,700
Fidelity Series Inflation-Protected Bond Index Fund (a)	10,440,188	101,896,230
Fidelity Series International Credit Fund (a)	590,839	5,908,393
Fidelity Series Investment Grade Bond Fund (a)	5,662,552	63,703,705
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,375,236	280,180,855
Fidelity Series Real Estate Income Fund (a)	5,206,772	56,857,948
TOTAL BOND FUNDS
(Cost $796,650,302)		802,758,366

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	165,121,866	165,121,866
Fidelity Series Short-Term Credit Fund (a)	3,804,846	37,820,171
TOTAL SHORT-TERM FUNDS
(Cost $203,061,834)		202,942,037
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,657,726,132)		13,181,348,153
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,324,760)
NET ASSETS - 100%		$13,174,023,393

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$75,910,943	$26,052,963	$17,067,872	$5,668,788	$393,393	$21,804,289	$272,612,333
Fidelity Series 1000 Value Index Fund	91,992,048	38,640,008	9,614,435	12,693,486	19,817	15,707,951	334,087,728
Fidelity Series All-Sector Equity Fund	143,160,656	89,744,325	27,291,030	51,379,378	342,000	(6,659,313)	508,425,491
Fidelity Series Blue Chip Growth Fund	146,065,471	94,210,520	43,839,794	54,999,008	2,362,176	2,026,982	519,026,413
Fidelity Series Canada Fund	--	69,369,469	2,281,961	1,272,678	6,674	5,534,150	125,010,923
Fidelity Series Commodity Strategy Fund	57,174,624	44,713,677	6,171,825	1,389,127	(486,006)	9,383,979	263,868,157
Fidelity Series Emerging Markets Debt Fund	24,524,403	9,566,461	2,118,166	3,375,264	(25,682)	(1,489,959)	84,242,198
Fidelity Series Emerging Markets Fund	350,211,750	126,127,086	220,076,611	33,883,079	14,269,944	85,964,010	1,183,555,353
Fidelity Series Floating Rate High Income Fund	8,373,059	2,971,640	875,509	665,791	(41,620)	11,879	28,641,337
Fidelity Series Government Money Market Fund 1.33%	27,106,980	75,045,841	2,881,580	530,550	--	--	165,121,866
Fidelity Series Growth & Income Fund	245,345,533	212,921,491(a)	63,216,883	39,260,369	1,223,625	80,057,597	1,187,713,614
Fidelity Series Growth Company Fund	287,954,017	166,645,927	89,722,611	97,867,286	10,387,589	20,051,366	1,026,898,817
Fidelity Series High Income Fund	52,683,359	19,175,127	5,045,337	5,435,930	(3,701)	538,045	181,327,700
Fidelity Series Inflation-Protected Bond Index Fund	30,442,561	14,344,295	2,561,451	2,052,221	(19,647)	(1,967,762)	101,896,230
Fidelity Series International Credit Fund	--	1,942,484	54	110,497	--	(39,438)	5,908,393
Fidelity Series International Growth Fund	330,326,316	130,635,386	75,735,940	36,535,886	1,170,007	68,928,320	1,200,011,280
Fidelity Series International Small Cap Fund	75,475,113	38,561,085	15,566,217	17,297,483	602,003	15,560,877	291,859,607
Fidelity Series International Value Fund	331,188,904	144,621,431	65,621,061	36,561,245	106,861	46,999,748	1,199,270,914
Fidelity Series Intrinsic Opportunities Fund	217,564,424	253,414,570(a)	1,180,175	52,504,467	18,709	70,869,712	1,244,134,135
Fidelity Series Investment Grade Bond Fund	15,221,209	30,993,240	20,548,311	881,302	254,460	(602,747)	63,703,705
Fidelity Series Long-Term Treasury Bond Index Fund	15,326	209,663,247	4,649,318	2,190,026	(33,918)	974,009	280,180,855
Fidelity Series Opportunistic Insights Fund	160,281,094	105,995,742	50,076,030	62,707,661	2,778,772	(1,639,298)	567,212,079
Fidelity Series Real Estate Equity Fund	29,201,655	16,383,336	3,049,628	3,665,287	(13,850)	(1,808,956)	103,405,754
Fidelity Series Real Estate Income Fund	16,661,979	7,567,246	1,654,746	2,288,992	(16,562)	(1,191,171)	56,857,948
Fidelity Series Short-Term Credit Fund	8,971,211	10,851,808	925,448	260,151	(2,104)	(209,342)	37,820,171
Fidelity Series Small Cap Discovery Fund	43,182,271	13,022,546	5,015,273	1,328,854	34,705	14,057,020	154,969,043
Fidelity Series Small Cap Opportunities Fund	130,040,169	83,458,383	23,888,270	47,737,970	(287,557)	(5,456,120)	460,481,250
Fidelity Series Stock Selector Large Cap Value Fund	248,384,564	127,974,898	26,093,178	56,964,000	(23,556)	11,318,751	895,031,687
Fidelity Series Value Discovery Fund	348,724,861	103,324,502	197,059,387(a)	36,131,202	13,459,316	1,237,067	638,073,172
Total	$3,496,184,500	$2,267,938,734	$983,828,101	$667,637,978	$46,475,858	$449,961,646	$13,181,348,153

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

December 31, 2017

F50-QTLY-0218
1.843411.111

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,195,222	$229,069,048
Fidelity Series 1000 Value Index Fund (a)	22,045,219	280,635,641
Fidelity Series All-Sector Equity Fund (a)	33,689,125	427,178,104
Fidelity Series Blue Chip Growth Fund (a)	31,508,820	436,082,076
Fidelity Series Commodity Strategy Fund (a)	40,752,735	221,694,880
Fidelity Series Growth & Income Fund (a)	63,355,647	997,851,433
Fidelity Series Growth Company Fund (a)	51,878,968	862,747,231
Fidelity Series Intrinsic Opportunities Fund (a)	57,736,218	1,045,602,907
Fidelity Series Opportunistic Insights Fund (a)	27,499,413	476,564,824
Fidelity Series Real Estate Equity Fund (a)	6,781,637	86,872,770
Fidelity Series Small Cap Discovery Fund (a)	10,398,050	130,183,581
Fidelity Series Small Cap Opportunities Fund (a)	27,571,911	386,833,911
Fidelity Series Stock Selector Large Cap Value Fund (a)	57,772,056	751,614,453
Fidelity Series Value Discovery Fund (a)	40,127,660	536,105,544
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,475,009,814)		6,869,036,403

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	9,644,659	105,030,333
Fidelity Series Emerging Markets Fund (a)	46,445,225	994,392,265
Fidelity Series International Growth Fund (a)	62,427,469	1,008,203,618
Fidelity Series International Small Cap Fund (a)	13,645,448	245,208,704
Fidelity Series International Value Fund (a)	94,246,581	1,007,495,946
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,663,368,733)		3,360,330,866

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	6,900,020	70,656,210
Fidelity Series Floating Rate High Income Fund (a)	2,554,372	24,240,995
Fidelity Series High Income Fund (a)	15,708,768	152,217,965
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,771,713	85,611,919
Fidelity Series International Credit Fund (a)	497,267	4,972,674
Fidelity Series Investment Grade Bond Fund (a)	4,757,032	53,516,608
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,360,097	235,395,663
Fidelity Series Real Estate Income Fund (a)	4,373,226	47,755,624
TOTAL BOND FUNDS
(Cost $669,981,831)		674,367,658

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	138,738,339	138,738,339
Fidelity Series Short-Term Credit Fund (a)	3,198,117	31,789,280
TOTAL SHORT-TERM FUNDS
(Cost $170,626,510)		170,527,619
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,978,986,888)		11,074,262,546
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,163,838)
NET ASSETS - 100%		$11,068,098,708

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$62,638,976	$22,146,917	$13,557,700	$4,759,360	$245,356	$18,267,775	$229,069,048
Fidelity Series 1000 Value Index Fund	75,814,592	32,763,044	7,858,507	10,653,553	7,271	13,126,754	280,635,641
Fidelity Series All-Sector Equity Fund	118,131,044	75,871,845	22,210,399	43,132,384	167,203	(5,664,781)	427,178,104
Fidelity Series Blue Chip Growth Fund	120,528,023	79,401,270	35,990,559	45,951,013	1,822,390	1,754,983	436,082,076
Fidelity Series Canada Fund	--	57,904,439	1,999,136	1,067,970	3,713	4,635,225	105,030,333
Fidelity Series Commodity Strategy Fund	47,433,910	37,022,751	5,034,717	1,164,129	(383,775)	7,861,652	221,694,880
Fidelity Series Emerging Markets Debt Fund	20,222,367	8,056,769	1,806,764	2,817,976	7,800	(1,287,119)	70,656,210
Fidelity Series Emerging Markets Fund	288,955,854	105,323,962	183,288,931	28,441,551	11,795,850	71,549,703	994,392,265
Fidelity Series Floating Rate High Income Fund	6,949,953	2,544,420	746,102	559,905	(11,418)	(13,331)	24,240,995
Fidelity Series Government Money Market Fund 1.33%	22,353,640	62,919,339	2,436,866	440,844	--	--	138,738,339
Fidelity Series Growth & Income Fund	202,356,403	178,274,629(a)	53,052,265	32,791,116	858,289	67,280,191	997,851,433
Fidelity Series Growth Company Fund	237,459,962	140,178,743	73,472,231	82,153,624	7,652,913	17,135,302	862,747,231
Fidelity Series High Income Fund	43,407,771	16,241,934	4,286,142	4,537,706	(7,018)	447,770	152,217,965
Fidelity Series Inflation-Protected Bond Index Fund	24,822,064	12,853,921	2,095,449	1,724,878	(16,998)	(1,653,329)	85,611,919
Fidelity Series International Credit Fund	--	1,628,597	29	92,997	--	(33,254)	4,972,674
Fidelity Series International Growth Fund	272,563,530	110,488,415	63,454,536	30,668,370	1,158,364	57,245,917	1,008,203,618
Fidelity Series International Small Cap Fund	62,277,109	32,639,860	13,100,249	14,519,574	461,049	12,924,591	245,208,704
Fidelity Series International Value Fund	273,275,108	122,368,037	54,882,494	30,687,297	(184,369)	39,033,264	1,007,495,946
Fidelity Series Intrinsic Opportunities Fund	180,016,043	206,814,325(a)	1,132,968	44,121,745	18,524	59,231,724	1,045,602,907
Fidelity Series Investment Grade Bond Fund	12,708,969	25,856,400	17,247,468	737,330	236,006	(530,311)	53,516,608
Fidelity Series Long-Term Treasury Bond Index Fund	12,932	175,531,594	3,753,272	1,836,424	(25,594)	809,027	235,395,663
Fidelity Series Opportunistic Insights Fund	132,258,253	89,561,588	41,212,996	52,641,684	1,993,142	(1,381,887)	476,564,824
Fidelity Series Real Estate Equity Fund	24,159,960	13,878,625	2,492,463	3,056,477	(32,021)	(1,491,844)	86,872,770
Fidelity Series Real Estate Income Fund	13,720,923	6,419,540	1,411,082	1,907,405	(12,838)	(997,573)	47,755,624
Fidelity Series Short-Term Credit Fund	7,399,416	9,154,390	755,441	217,281	(1,978)	(175,684)	31,789,280
Fidelity Series Small Cap Discovery Fund	35,628,306	11,539,221	4,092,068	1,111,944	14,800	11,749,378	130,183,581
Fidelity Series Small Cap Opportunities Fund	107,210,344	70,454,453	19,481,127	39,907,883	(233,154)	(4,570,394)	386,833,911
Fidelity Series Stock Selector Large Cap Value Fund	204,864,144	108,002,090	22,703,121	47,794,796	(2,425)	9,379,392	751,614,453
Fidelity Series Value Discovery Fund	287,661,234	88,217,689	163,068,388(a)	30,295,096	10,907,597	1,336,540	536,105,544
Total	$2,884,830,830	$1,904,058,807	$816,623,470	$559,792,312	$36,438,679	$375,969,681	$11,074,262,546

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

December 31, 2017

FF55-QTLY-0218
1.927052.106

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,946,982	$85,879,604
Fidelity Series 1000 Value Index Fund (a)	8,253,321	105,064,776
Fidelity Series All-Sector Equity Fund (a)	12,625,756	160,094,583
Fidelity Series Blue Chip Growth Fund (a)	11,808,457	163,429,046
Fidelity Series Commodity Strategy Fund (a)	15,268,766	83,062,089
Fidelity Series Growth & Income Fund (a)	23,737,431	373,864,537
Fidelity Series Growth Company Fund (a)	19,438,290	323,258,755
Fidelity Series Intrinsic Opportunities Fund (a)	21,629,699	391,713,846
Fidelity Series Opportunistic Insights Fund (a)	10,305,791	178,599,353
Fidelity Series Real Estate Equity Fund (a)	2,540,617	32,545,302
Fidelity Series Small Cap Discovery Fund (a)	3,894,016	48,753,074
Fidelity Series Small Cap Opportunities Fund (a)	10,325,742	144,870,160
Fidelity Series Stock Selector Large Cap Value Fund (a)	21,619,316	281,267,299
Fidelity Series Value Discovery Fund (a)	15,038,443	200,913,594
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,223,632,056)		2,573,316,018

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	3,612,977	39,345,322
Fidelity Series Emerging Markets Fund (a)	17,407,917	372,703,496
Fidelity Series International Growth Fund (a)	23,386,086	377,685,282
Fidelity Series International Small Cap Fund (a)	5,111,503	91,853,710
Fidelity Series International Value Fund (a)	35,361,592	378,015,416
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,060,506,747)		1,259,603,226

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	2,517,307	25,777,221
Fidelity Series Floating Rate High Income Fund (a)	972,341	9,227,512
Fidelity Series High Income Fund (a)	5,881,382	56,990,589
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,287,766	32,088,594
Fidelity Series International Credit Fund (a)	168,073	1,680,729
Fidelity Series Investment Grade Bond Fund (a)	1,781,595	20,042,948
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,877,226	88,203,627
Fidelity Series Real Estate Income Fund (a)	1,651,504	18,034,423
TOTAL BOND FUNDS
(Cost $250,232,124)		252,045,643

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	52,067,835	52,067,835
Fidelity Series Short-Term Credit Fund (a)	1,209,183	12,019,280
TOTAL SHORT-TERM FUNDS
(Cost $64,125,572)		64,087,115
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,598,496,499)		4,149,052,002
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,281,314)
NET ASSETS - 100%		$4,146,770,688

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$20,033,106	$12,812,524	$5,038,113	$1,770,495	$30,900	$6,617,583	$85,879,604
Fidelity Series 1000 Value Index Fund	24,255,513	17,615,958	3,074,137	3,957,212	(12,544)	4,748,873	105,064,776
Fidelity Series All-Sector Equity Fund	37,780,585	36,837,627	8,187,221	16,038,390	50,522	(2,540,327)	160,094,583
Fidelity Series Blue Chip Growth Fund	38,547,010	38,002,339	12,984,480	16,741,236	65,839	807,700	163,429,046
Fidelity Series Canada Fund	--	22,207,893	780,571	396,865	(1,476)	1,695,167	39,345,322
Fidelity Series Commodity Strategy Fund	15,750,440	16,721,343	1,727,415	428,674	(1,954)	2,772,215	83,062,089
Fidelity Series Emerging Markets Debt Fund	6,351,178	4,227,783	643,535	995,087	1,665	(480,362)	25,777,221
Fidelity Series Emerging Markets Fund	92,291,452	57,511,065	63,695,940	10,574,532	2,689,790	26,241,237	372,703,496
Fidelity Series Floating Rate High Income Fund	2,277,567	1,480,782	266,325	204,582	(305)	(8,859)	9,227,512
Fidelity Series Government Money Market Fund 1.33%	7,128,818	24,925,028	866,108	159,938	--	--	52,067,835
Fidelity Series Growth & Income Fund	64,757,517	82,303,163(a)	19,720,398	11,865,376	249,272	24,703,880	373,864,537
Fidelity Series Growth Company Fund	75,561,673	66,693,074	22,715,964	30,540,415	357,161	6,888,501	323,258,755
Fidelity Series High Income Fund	13,866,939	9,020,165	1,513,638	1,633,900	6,436	131,217	56,990,589
Fidelity Series Inflation-Protected Bond Index Fund	7,439,777	7,200,885	709,338	643,480	(1,405)	(625,912)	32,088,594
Fidelity Series International Credit Fund	--	553,903	12	31,432	--	(11,206)	1,680,729
Fidelity Series International Growth Fund	87,135,142	60,719,905	22,118,872	11,400,933	380,343	19,650,007	377,685,282
Fidelity Series International Small Cap Fund	19,909,249	16,900,534	4,692,661	5,397,712	107,668	4,419,348	91,853,710
Fidelity Series International Value Fund	87,362,038	65,296,388	18,916,435	11,426,302	21,380	13,155,048	378,015,416
Fidelity Series Intrinsic Opportunities Fund	58,119,244	94,303,738(a)	358,817	16,026,628	(1,814)	21,372,259	391,713,846
Fidelity Series Investment Grade Bond Fund	4,305,047	10,228,267	6,325,015	267,827	19,891	(133,989)	20,042,948
Fidelity Series Long-Term Treasury Bond Index Fund	4,445	66,205,719	1,407,220	672,298	(3,022)	304,614	88,203,627
Fidelity Series Opportunistic Insights Fund	42,298,882	42,995,338	14,921,416	19,573,355	315,173	(936,222)	178,599,353
Fidelity Series Real Estate Equity Fund	7,780,471	6,631,314	897,470	1,118,474	(12,095)	(558,635)	32,545,302
Fidelity Series Real Estate Income Fund	4,370,535	3,428,448	504,480	698,308	(2,351)	(385,931)	18,034,423
Fidelity Series Short-Term Credit Fund	2,301,275	4,216,138	253,762	77,625	(529)	(66,212)	12,019,280
Fidelity Series Small Cap Discovery Fund	11,402,903	6,675,744	1,544,139	405,353	(3,057)	4,323,638	48,753,074
Fidelity Series Small Cap Opportunities Fund	34,103,264	33,710,974	7,366,992	14,597,805	(124,615)	(1,638,829)	144,870,160
Fidelity Series Stock Selector Large Cap Value Fund	65,335,056	55,043,888	8,759,000	17,742,343	43,679	3,109,997	281,267,299
Fidelity Series Value Discovery Fund	91,815,328	43,286,143	53,578,745(a)	11,158,283	2,756,032	1,620,482	200,913,594
Total	$922,284,454	$907,756,070	$283,568,219	$206,544,860	$6,930,584	$135,175,282	$4,149,052,002

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

December 31, 2017

F60-QTLY-0218
1.9858339.103

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	808,796	$14,040,701
Fidelity Series 1000 Value Index Fund (a)	1,350,698	17,194,383
Fidelity Series All-Sector Equity Fund (a)	2,065,603	26,191,844
Fidelity Series Blue Chip Growth Fund (a)	1,931,856	26,736,887
Fidelity Series Commodity Strategy Fund (a)	2,498,141	13,589,886
Fidelity Series Growth & Income Fund (a)	3,884,544	61,181,575
Fidelity Series Growth Company Fund (a)	3,181,130	52,902,188
Fidelity Series Intrinsic Opportunities Fund (a)	3,523,447	63,809,617
Fidelity Series Opportunistic Insights Fund (a)	1,686,301	29,223,591
Fidelity Series Real Estate Equity Fund (a)	415,997	5,328,921
Fidelity Series Small Cap Discovery Fund (a)	636,856	7,973,433
Fidelity Series Small Cap Opportunities Fund (a)	1,689,008	23,696,782
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,556,877	46,274,972
Fidelity Series Value Discovery Fund (a)	2,461,491	32,885,522
TOTAL DOMESTIC EQUITY FUNDS
(Cost $385,041,674)		421,030,302

International Equity Funds - 30.4%
Fidelity Series Canada Fund (a)	591,115	6,437,245
Fidelity Series Emerging Markets Fund (a)	2,851,008	61,040,090
Fidelity Series International Growth Fund (a)	3,826,239	61,793,758
Fidelity Series International Small Cap Fund (a)	836,125	15,025,158
Fidelity Series International Value Fund (a)	5,778,775	61,775,105
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $178,239,997)		206,071,356

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (a)	390,174	3,995,382
Fidelity Series Floating Rate High Income Fund (a)	158,850	1,507,482
Fidelity Series High Income Fund (a)	958,828	9,291,046
Fidelity Series Inflation-Protected Bond Index Fund (a)	538,509	5,255,852
Fidelity Series International Credit Fund (a)	24,620	246,200
Fidelity Series Investment Grade Bond Fund (a)	290,923	3,272,883
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,616,187	14,432,549
Fidelity Series Real Estate Income Fund (a)	270,682	2,955,846
TOTAL BOND FUNDS
(Cost $40,378,956)		40,957,240

Short-Term Funds - 1.6%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	8,571,108	8,571,108
Fidelity Series Short-Term Credit Fund (a)	202,760	2,015,435
TOTAL SHORT-TERM FUNDS
(Cost $10,593,236)		10,586,543
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $614,253,863)		678,645,441
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(364,087)
NET ASSETS - 100%		$678,281,354

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,525,417	$3,906,917	$690,904	$282,286	$2,332	$989,622	$14,040,701
Fidelity Series 1000 Value Index Fund	3,069,993	5,150,763	479,408	631,377	(1,706)	692,101	17,194,383
Fidelity Series All-Sector Equity Fund	4,762,745	9,384,196	1,118,441	2,558,282	28,365	(548,642)	26,191,844
Fidelity Series Blue Chip Growth Fund	4,859,349	9,458,722	1,789,709	2,495,792	(19,224)	140,058	26,736,887
Fidelity Series Canada Fund	--	3,962,018	100,872	62,924	(1,044)	261,966	6,437,245
Fidelity Series Commodity Strategy Fund	1,964,660	4,371,245	259,307	66,231	593	453,332	13,589,886
Fidelity Series Emerging Markets Debt Fund	762,854	1,187,542	79,070	145,152	(285)	(72,470)	3,995,382
Fidelity Series Emerging Markets Fund	11,652,982	16,319,480	7,881,160	1,687,534	51,870	4,187,002	61,040,090
Fidelity Series Floating Rate High Income Fund	280,209	457,026	32,803	30,819	60	(1,676)	1,507,482
Fidelity Series Government Money Market Fund 1.33%	921,937	4,778,271	118,183	24,583	--	--	8,571,108
Fidelity Series Growth & Income Fund	8,185,945	20,566,012(a)	2,879,039	1,832,502	5,447	3,767,183	61,181,575
Fidelity Series Growth Company Fund	9,226,869	17,864,659	2,730,168	4,872,725	16,816	605,213	52,902,188
Fidelity Series High Income Fund	1,737,800	2,667,696	180,055	249,383	1,297	12,696	9,291,046
Fidelity Series Inflation-Protected Bond Index Fund	936,424	1,831,270	105,118	104,278	(26)	(99,133)	5,255,852
Fidelity Series International Credit Fund	--	84,118	--	4,604	--	(1,612)	246,200
Fidelity Series International Growth Fund	10,972,971	17,816,635	2,873,829	1,819,043	31,583	2,800,344	61,793,758
Fidelity Series International Small Cap Fund	2,507,199	4,617,632	614,321	861,206	10,532	624,335	15,025,158
Fidelity Series International Value Fund	11,001,344	18,520,970	2,506,513	1,821,065	40,628	1,789,541	61,775,105
Fidelity Series Intrinsic Opportunities Fund	7,535,524	21,996,468(a)	280,851	2,427,329	(676)	3,283,840	63,809,617
Fidelity Series Investment Grade Bond Fund	520,788	2,021,729	958,944	41,265	(1,798)	(16,520)	3,272,883
Fidelity Series Long-Term Treasury Bond Index Fund	370	11,304,382	232,226	103,966	(2,102)	63,893	14,432,549
Fidelity Series Opportunistic Insights Fund	5,332,374	10,785,634	2,078,411	3,122,322	13,626	(318,356)	29,223,591
Fidelity Series Real Estate Equity Fund	988,977	1,813,472	162,078	175,909	(4,683)	(88,509)	5,328,921
Fidelity Series Real Estate Income Fund	550,371	953,307	62,059	109,257	(332)	(63,660)	2,955,846
Fidelity Series Short-Term Credit Fund	297,090	910,818	34,763	12,066	(111)	(10,430)	2,015,435
Fidelity Series Small Cap Discovery Fund	1,441,817	2,189,627	265,244	62,853	(419)	647,651	7,973,433
Fidelity Series Small Cap Opportunities Fund	4,306,667	8,451,765	1,091,947	2,200,035	(16,097)	(246,700)	23,696,782
Fidelity Series Stock Selector Large Cap Value Fund	8,247,099	15,242,300	1,225,263	2,844,717	7,549	342,264	46,274,972
Fidelity Series Value Discovery Fund	11,565,215	11,563,688	7,358,916(a)	1,764,527	138,466	471,986	32,885,522
Total	$116,154,990	$230,178,362	$38,189,602	$32,414,032	$300,661	$19,665,319	$678,645,441

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

December 31, 2017

FRI-QTLY-0218
1.811331.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,012,360	$17,574,567
Fidelity Series 1000 Value Index Fund (a)	1,708,766	21,752,597
Fidelity Series All-Sector Equity Fund (a)	2,602,421	32,998,693
Fidelity Series Blue Chip Growth Fund (a)	2,434,415	33,692,302
Fidelity Series Commodity Strategy Fund (a)	14,299,832	77,791,086
Fidelity Series Growth & Income Fund (a)	4,916,767	77,439,081
Fidelity Series Growth Company Fund(a)	4,023,754	66,915,033
Fidelity Series Intrinsic Opportunities Fund (a)	4,538,164	82,186,142
Fidelity Series Opportunistic Insights Fund (a)	2,126,004	36,843,655
Fidelity Series Real Estate Equity Fund (a)	528,152	6,765,630
Fidelity Series Small Cap Discovery Fund (a)	806,063	10,091,908
Fidelity Series Small Cap Opportunities Fund (a)	2,140,923	30,037,148
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,562,400	59,356,827
Fidelity Series Value Discovery Fund (a)	3,150,504	42,090,731
TOTAL DOMESTIC EQUITY FUNDS
(Cost $448,988,487)		595,535,400

International Equity Funds - 9.7%
Fidelity Series Canada Fund (a)	997,048	10,857,855
Fidelity Series Emerging Markets Fund (a)	5,794,075	124,051,146
Fidelity Series International Growth Fund (a)	6,453,495	104,223,948
Fidelity Series International Small Cap Fund (a)	1,410,616	25,348,777
Fidelity Series International Value Fund (a)	9,738,208	104,101,445
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $264,733,296)		368,583,171

Bond Funds - 46.3%
Fidelity Series Emerging Markets Debt Fund (a)	2,825,786	28,936,053
Fidelity Series Floating Rate High Income Fund (a)	963,898	9,147,388
Fidelity Series High Income Fund (a)	5,865,986	56,841,401
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,589,028	142,388,912
Fidelity Series International Credit Fund (a)	188,539	1,885,393
Fidelity Series Investment Grade Bond Fund (a)	126,083,597	1,418,440,464
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,918,180	79,639,350
Fidelity Series Real Estate Income Fund (a)	1,640,157	17,910,515
TOTAL BOND FUNDS
(Cost $1,718,537,026)		1,755,189,476

Short-Term Funds - 28.3%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	855,115,181	855,115,181
Fidelity Series Short-Term Credit Fund (a)	21,632,156	215,023,636
TOTAL SHORT-TERM FUNDS
(Cost $1,070,942,285)		1,070,138,817
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,503,201,094)		3,789,446,864
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,407,396)
NET ASSETS - 100%		$3,788,039,468

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$11,491,675	$768,844	$4,064,135	$366,979	$1,167,261	$634,972	$17,574,567
Fidelity Series 1000 Value Index Fund	14,043,610	1,386,407	3,924,611	829,935	201,239	986,259	21,752,597
Fidelity Series All-Sector Equity Fund	21,673,165	4,111,560	7,271,012	3,348,566	1,208,760	(905,222)	32,998,693
Fidelity Series Blue Chip Growth Fund	22,111,317	4,580,381	9,112,979	3,802,726	1,446,193	68,060	33,692,302
Fidelity Series Canada Fund	--	10,785,139	522,334	112,907	7,623	368,627	10,857,855
Fidelity Series Commodity Strategy Fund	35,467,629	11,175,186	4,168,603	418,263	(1,481,937)	4,167,761	77,791,086
Fidelity Series Emerging Markets Debt Fund	16,127,912	1,939,014	1,187,306	1,368,422	(1,088)	(322,438)	28,936,053
Fidelity Series Emerging Markets Fund	100,230,776	7,343,291	80,957,980	3,680,893	14,377,243	5,940,960	124,051,146
Fidelity Series Floating Rate High Income Fund	5,291,055	468,193	491,739	264,529	(5,321)	(11,149)	9,147,388
Fidelity Series Government Money Market Fund 1.33%	449,183,508	106,616,879	38,971,836	4,625,015	--	--	855,115,181
Fidelity Series Growth & Income Fund	37,258,926	16,148,225(a)	14,148,344	3,203,948	326,328	5,199,390	77,439,081
Fidelity Series Growth Company Fund	43,774,948	7,766,036	18,896,618	6,403,794	6,828,582	(1,569,037)	66,915,033
Fidelity Series High Income Fund	32,354,262	3,198,263	2,975,260	2,085,585	(19,348)	312,819	56,841,401
Fidelity Series Inflation-Protected Bond Index Fund	80,976,154	10,316,713	7,437,989	2,889,836	(159,839)	(2,217,278)	142,388,912
Fidelity Series International Credit Fund	--	1,081,387	409	35,260	--	(7,973)	1,885,393
Fidelity Series International Growth Fund	56,577,829	7,100,851	16,100,101	3,185,842	1,880,473	7,865,293	104,223,948
Fidelity Series International Small Cap Fund	12,490,172	2,684,786	2,994,955	1,508,289	273,443	2,086,111	25,348,777
Fidelity Series International Value Fund	56,718,964	8,441,388	14,544,044	3,184,445	1,105,851	5,583,685	104,101,445
Fidelity Series Intrinsic Opportunities Fund	34,027,643	16,513,220(a)	10,826,163	3,892,824	254,392	6,221,863	82,186,142
Fidelity Series Investment Grade Bond Fund	801,856,863	85,282,052	72,036,812	25,410,789	(127,657)	(1,607,053)	1,418,440,464
Fidelity Series Long-Term Treasury Bond Index Fund	751,776	65,404,998	2,492,594	714,857	(50,243)	539,672	79,639,350
Fidelity Series Opportunistic Insights Fund	24,263,870	4,949,133	9,972,252	4,090,284	3,928,643	(2,384,048)	36,843,655
Fidelity Series Real Estate Equity Fund	4,491,516	510,335	1,030,607	286,952	138,597	(244,070)	6,765,630
Fidelity Series Real Estate Income Fund	10,269,443	1,392,082	1,067,131	863,776	13,119	(346,605)	17,910,515
Fidelity Series Short-Term Credit Fund	149,257,239	8,120,635	50,877,175	2,485,892	(110,526)	(1,048,335)	215,023,636
Fidelity Series Small Cap Discovery Fund	6,625,176	330,407	1,892,520	104,020	245,461	685,790	10,091,908
Fidelity Series Small Cap Opportunities Fund	19,807,202	3,968,823	6,088,086	3,285,711	552,125	(931,278)	30,037,148
Fidelity Series Stock Selector Large Cap Value Fund	37,719,914	5,270,174	9,145,012	3,793,456	1,522,430	(478,683)	59,356,827
Fidelity Series Value Discovery Fund	52,910,613	4,233,090	33,113,365(a)	2,595,604	6,534,591	(5,500,953)	42,090,731
Total	$2,137,753,157	$401,887,492	$426,311,972	$88,839,399	$40,056,395	$23,087,140	$3,789,446,864

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

December 31, 2017

FRX-X05-QTLY-0218
1.906833.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.3%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $12,374,354)	310,566	23,717,906

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $1,077,974)	107,806	1,138,436

International Equity Funds - 10.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $8,661,619)	808,822	10,708,799

Bond Funds - 37.7%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $40,043,503)	3,465,915	40,169,951

Inflation-Protected Bond Funds - 5.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $5,645,758)	550,564	5,373,503

Short-Term Funds - 23.8%
Fidelity Series Government Money Market Fund 1.33% (a)(b)
(Cost $25,348,217)	25,348,217	25,348,217
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $93,151,425)		106,456,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,853)
NET ASSETS - 100%		$106,447,959

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,192,276	$113,985	$5,029	$(318)	$60,463	$1,138,436
Fidelity Series Commodity Strategy Fund Class F	929,033	79,554	985,794	--	(300,444)	277,651	--
Fidelity Series Global ex U.S. Index Fund	9,513,421	2,644,258	2,820,401	263,752	48,722	1,322,799	10,708,799
Fidelity Series Government Money Market Fund 1.33%	--	3,797,329	1,341,961	111,687	--	--	25,348,217
Fidelity Series Government Money Market Fund Class F 1.04%	20,830,178	3,381,867	1,319,196	58,091	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	860,713	289,649	108,107	274	(272,255)	5,373,503
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,461,766	686,766	282,937	1,954	777	208,048	--
Fidelity Total Market Index Fund Class F	21,145,117	11,441,647	11,396,235	549,079	110,675	2,416,702	23,717,906
Fidelity U.S. Bond Index Fund Class F	33,885,024	10,672,588	4,584,131	708,284	11,435	185,035	40,169,951
Total	$90,764,539	$34,756,998	$23,134,289	$1,805,983	$(128,879)	$4,198,443	$106,456,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

December 31, 2017

FRX-X10-QTLY-0218
1.906835.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $72,742,677)	2,022,915	154,490,056

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $5,639,741)	563,927	5,955,071

International Equity Funds - 12.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $53,966,922)	5,219,742	69,109,388

Bond Funds - 35.2%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $190,224,418)	16,499,480	191,228,969

Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $24,043,372)	2,361,737	23,050,557

Short-Term Funds - 18.4%
Fidelity Series Government Money Market Fund 1.15% (a)(b)
(Cost $100,300,578)	100,300,578	100,300,578
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $446,917,708)		544,134,619
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42,481)
NET ASSETS - 100%		$544,092,138

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$6,054,975	$414,675	$26,546	$(559)	$315,330	$5,955,071
Fidelity Series Commodity Strategy Fund	--	5,586	5,586	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	5,222,656	256,946	5,351,575	--	(1,768,890)	1,640,863	--
Fidelity Series Global ex U.S. Index Fund	64,554,301	10,218,789	14,762,968	1,686,840	561,364	8,537,902	69,109,388
Fidelity Series Government Money Market Fund 1.15%	--	12,286,916	3,663,590	446,427	--	--	100,300,578
Fidelity Series Government Money Market Fund Class F 1.04%	86,433,301	10,491,824	5,247,873	236,760	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	2,890,201	850,671	462,445	907	(992,815)	23,050,557
Fidelity Series Inflation-Protected Bond Index Fund Class F	20,224,246	2,280,457	1,225,174	8,679	1,783	721,623	--
Fidelity Total Market Index Fund Class F	144,449,086	22,462,863	29,217,843	3,590,360	2,900,402	13,895,548	154,490,056
Fidelity U.S. Bond Index Fund Class F	170,584,949	37,305,038	17,670,894	3,453,683	(29,257)	1,039,133	191,228,969
Total	$491,468,539	$104,253,595	$78,410,849	$9,911,740	$1,665,750	$25,157,584	$544,134,619

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

December 31, 2017

FRX-X15-QTLY-0218
1.906837.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $209,203,047)	5,335,471	407,469,886

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $12,954,657)	1,294,554	13,670,492

International Equity Funds - 15.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $145,191,729)	13,692,991	181,295,195

Bond Funds - 32.4%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $380,837,736)	32,883,818	381,123,455

Inflation-Protected Bond Funds - 3.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $42,233,457)	4,134,737	40,355,031

Short-Term Funds - 13.0%
Fidelity Series Government Money Market Fund 1.33% (a)(b)
(Cost $153,709,963)	153,709,963	153,709,963
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $944,130,589)		1,177,624,022
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94,134)
NET ASSETS - 100%		$1,177,529,888

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$13,553,254	$597,682	$60,826	$(916)	$715,836	$13,670,492
Fidelity Series Commodity Strategy Fund Class F	11,755,739	455,912	11,925,711	--	(3,987,375)	3,701,435	--
Fidelity Series Global ex U.S. Index Fund	164,314,491	23,821,239	30,247,462	4,425,938	623,312	22,783,615	181,295,195
Fidelity Series Government Money Market Fund 1.33%	--	19,308,890	3,816,187	677,205	--	--	153,709,963
Fidelity Series Government Money Market Fund Class F 1.04%	126,794,469	15,902,696	4,479,905	350,361	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	5,101,763	1,016,840	808,206	1,653	(1,878,425)	40,355,031
Fidelity Series Inflation-Protected Bond Index Fund Class F	34,290,595	3,652,768	1,202,020	14,819	3,577	1,401,960	--
Fidelity Total Market Index Fund Class F	369,143,478	52,450,593	57,889,695	9,386,510	1,290,347	42,475,163	407,469,886
Fidelity U.S. Bond Index Fund Class F	330,980,643	70,932,962	22,713,209	6,806,746	(5,834)	1,928,893	381,123,455
Total	$1,037,279,415	$205,180,077	$133,888,711	$22,530,611	$(2,075,236)	$71,128,477	$1,177,624,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

December 31, 2017

FRX-X20-QTLY-0218
1.906839.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $921,410,478)	19,971,933	1,525,256,533

Commodity Funds - 1.2%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $44,297,844)	4,425,640	46,734,761

International Equity Funds - 17.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $557,907,519)	51,121,965	676,854,817

Bond Funds - 30.5%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,189,084,301)	102,356,235	1,186,308,762

Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $105,465,117)	10,428,448	101,781,650

Short-Term Funds - 9.1%
Fidelity Series Government Money Market Fund 1.33% (a)(b)
(Cost $355,272,491)	355,272,491	355,272,491
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,173,437,750)		3,892,209,014
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289,464)
NET ASSETS - 100%		$3,891,919,550

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$45,068,368	$767,916	$206,901	$(2,608)	$2,436,917	$46,734,761
Fidelity Series Commodity Strategy Fund	--	36,592	36,592	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	39,123,698	1,583,499	39,745,802	--	(11,054,040)	10,092,645	--
Fidelity Series Global ex U.S. Index Fund	581,860,969	81,397,027	71,159,736	16,526,245	1,494,696	83,261,861	676,854,817
Fidelity Series Government Money Market Fund 1.33%	--	43,296,391	1,690,787	1,554,889	--	--	355,272,491
Fidelity Series Government Money Market Fund Class F 1.04%	283,399,194	33,878,247	3,610,554	790,848	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	13,367,956	502,151	2,039,975	543	(3,683,467)	101,781,650
Fidelity Series Inflation-Protected Bond Index Fund Class F	82,300,437	8,861,819	1,048,026	36,066	2,775	2,481,764	--
Fidelity Total Market Index Fund Class F	1,309,507,950	174,716,749	119,068,347	34,826,962	1,477,795	158,622,386	1,525,256,533
Fidelity U.S. Bond Index Fund Class F	994,090,731	209,079,061	22,599,320	20,843,123	66,268	5,672,022	1,186,308,762
Total	$3,290,282,979	$611,285,709	$260,229,231	$76,825,009	$(8,014,571)	$258,884,128	$3,892,209,014

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

December 31, 2017

FRX-X25-QTLY-0218
1.906841.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $983,439,642)	19,689,718	1,503,703,799

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $41,988,377)	4,191,310	44,260,233

International Equity Funds - 19.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $556,750,636)	50,322,634	666,271,677

Bond Funds - 28.9%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $1,010,116,519)	86,887,642	1,007,027,766

Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $64,163,354)	6,393,794	62,403,427

Short-Term Funds - 5.7%
Fidelity Series Government Money Market Fund 1.33% (a)(b)
(Cost $198,145,136)	198,145,136	198,145,136
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,854,603,664)		3,481,812,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(261,288)
NET ASSETS - 100%		$3,481,550,750

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$42,451,252	$460,091	$191,965	$(2,784)	$2,271,856	$44,260,233
Fidelity Series Commodity Strategy Fund	--	35,943	35,943	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	33,800,162	1,981,390	34,939,892	--	(7,595,946)	6,754,286	--
Fidelity Series Global ex U.S. Index Fund	521,823,587	121,298,541	55,618,647	16,194,847	2,019,844	76,748,352	666,271,677
Fidelity Series Government Money Market Fund 1.33%	--	34,261,349	455,212	838,261	--	--	198,145,136
Fidelity Series Government Money Market Fund Class F 1.04%	139,226,003	25,972,246	859,250	401,738	--	--	--
Fidelity Series Inflation-Protected Bond Index Fund	--	10,985,220	364,717	1,252,395	(2,030)	(1,759,926)	62,403,427
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,395,159	7,417,883	279,819	20,589	725	1,010,932	--
Fidelity Total Market Index Fund Class F	1,175,931,275	264,371,644	88,020,879	33,723,295	587,112	150,834,647	1,503,703,799
Fidelity U.S. Bond Index Fund Class F	768,348,006	242,432,980	8,002,694	16,934,041	47,907	4,201,567	1,007,027,766
Total	$2,684,524,192	$751,208,448	$189,037,144	$69,557,131	$(4,945,172)	$240,061,714	$3,481,812,038

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

December 31, 2017

FRX-X30-QTLY-0218
1.906844.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,480,514,680)	29,256,007	2,234,281,272

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $53,836,216)	5,375,553	56,765,835

International Equity Funds - 22.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $831,379,079)	74,450,513	985,724,798

Bond Funds - 22.9%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $990,835,585)	85,294,199	988,559,763

Inflation-Protected Bond Funds - 1.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $43,175,627)	4,332,094	42,281,236
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,399,741,187)		4,307,612,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		(303,815)
NET ASSETS - 100%		$4,307,309,089

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$54,354,795	$516,077	$245,717	$(2,501)	$2,929,618	$56,765,835
Fidelity Series Commodity Strategy Fund	--	47,997	47,997	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	43,571,213	1,961,512	44,454,013	--	(10,572,992)	9,494,280	--
Fidelity Series Global ex U.S. Index Fund	792,553,531	156,449,877	81,744,151	23,970,825	3,161,310	115,304,231	985,724,798
Fidelity Series Inflation-Protected Bond Index Fund	--	7,847,777	245,761	849,783	(1,644)	(894,391)	42,281,236
Fidelity Series Inflation-Protected Bond Index Fund Class F	29,506,106	5,826,892	146,226	13,522	463	388,020	--
Fidelity Total Market Index Fund Class F	1,794,616,069	329,970,065	117,424,091	50,288,574	910,768	226,208,461	2,234,281,272
Fidelity U.S. Bond Index Fund Class F	699,371,055	290,383,385	4,947,323	15,945,221	41,047	3,711,599	988,559,763
Total	$3,359,617,974	$846,842,300	$249,525,639	$91,313,642	$(6,463,549)	$357,141,818	$4,307,612,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

December 31, 2017

FRX-X35-QTLY-0218
1.906847.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,145,200,635)	21,663,421	1,654,435,464

Commodity Funds - 1.3%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $34,886,118)	3,481,667	36,766,408

International Equity Funds - 26.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $617,716,737)	54,953,344	727,582,271

Bond Funds - 11.9%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $326,941,638)	28,194,849	326,778,302

Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $4,911,352)	497,170	4,852,377
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,129,656,480)		2,750,414,822
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,771)
NET ASSETS - 100%		$2,750,215,051

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$35,271,830	$383,293	$158,201	$(2,419)	$1,880,290	$36,766,408
Fidelity Series Commodity Strategy Fund	--	50,058	50,058	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	27,431,702	1,847,169	28,593,314	--	(6,070,487)	5,384,930	--
Fidelity Series Global ex U.S. Index Fund	555,421,072	135,363,613	47,656,222	17,623,330	2,193,811	82,259,997	727,582,271
Fidelity Series Inflation-Protected Bond Index Fund	--	2,068,709	27,438	97,015	(420)	(58,975)	4,852,377
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,396,593	1,495,740	18,500	901	71	(3,403)	--
Fidelity Total Market Index Fund Class F	1,261,394,419	289,513,104	60,369,218	36,816,944	334,255	163,562,904	1,654,435,464
Fidelity U.S. Bond Index Fund Class F	221,059,905	106,878,221	2,334,944	5,129,100	20,721	1,154,399	326,778,302
Total	$2,066,703,691	$572,488,444	$139,432,987	$59,825,491	$(3,524,468)	$254,180,142	$2,750,414,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

December 31, 2017

FRX-X40-QTLY-0218
1.906849.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,272,210,120)	24,403,149	1,863,668,455

Commodity Funds - 1.4%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $38,868,636)	3,880,383	40,976,841

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $694,527,693)	61,987,592	820,715,718

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $304,671,303)	26,239,544	304,116,320
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,310,277,752)		3,029,477,334
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211,618)
NET ASSETS - 100%		$3,029,265,716

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$39,210,269	$339,141	$176,876	$(2,493)	$2,108,206	$40,976,841
Fidelity Series Commodity Strategy Fund	--	29,966	29,966	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	31,172,985	1,899,466	32,296,507	--	(7,378,609)	6,602,665	--
Fidelity Series Global ex U.S. Index Fund	633,792,887	135,573,045	44,444,969	19,813,033	2,065,298	93,729,457	820,715,718
Fidelity Total Market Index Fund Class F	1,439,197,740	281,582,424	42,482,456	41,486,636	236,165	185,134,582	1,863,668,455
Fidelity U.S. Bond Index Fund Class F	234,077,876	72,208,661	3,484,092	5,118,408	36,780	1,277,095	304,116,320
Total	$2,338,241,488	$530,503,831	$123,077,131	$66,594,953	$(5,042,859)	$288,852,005	$3,029,477,334

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

December 31, 2017

FRX-X45-QTLY-0218
1.906851.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $792,848,807)	14,517,315	1,108,687,352

Commodity Funds - 1.4%
Fidelity Commodity Strategy Fund Class F(a)
(Cost $23,130,357)	2,308,490	24,377,653

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $415,918,040)	36,876,373	488,243,179

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $181,570,675)	15,609,836	180,917,995
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,413,467,879)		1,802,226,179
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,405)
NET ASSETS - 100%		$1,802,096,774

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$23,325,018	$193,720	$104,435	$(941)	$1,247,296	$24,377,653
Fidelity Series Commodity Strategy Fund	--	42,799	42,799	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	17,699,726	1,367,234	18,623,173	--	(3,804,692)	3,360,905	--
Fidelity Series Global ex U.S. Index Fund	359,862,868	98,416,198	25,619,920	11,796,848	1,263,869	54,320,164	488,243,179
Fidelity Total Market Index Fund Class F	817,164,822	205,469,929	22,461,650	24,533,089	117,674	108,396,577	1,108,687,352
Fidelity U.S. Bond Index Fund Class F	132,906,550	49,079,935	1,795,480	2,993,895	19,350	707,640	180,917,995
Total	$1,327,633,966	$377,701,113	$68,736,742	$39,428,267	$(2,404,740)	$168,032,582	$1,802,226,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

December 31, 2017

FRX-X50-QTLY-0218
1.906854.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $742,162,328)	13,523,456	1,032,786,356

Commodity Funds - 1.4%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $21,548,156)	2,150,492	22,709,195

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $387,502,687)	34,351,689	454,816,359

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $169,245,649)	14,541,072	168,531,022
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,320,458,820)		1,678,842,932
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,117)
NET ASSETS - 100%		$1,678,724,815

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$21,736,815	$187,587	$96,979	$(1,072)	$1,161,039	$22,709,195
Fidelity Series Commodity Strategy Fund	--	27,109	27,109	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	16,483,646	1,195,725	17,266,921	--	(3,339,977)	2,927,527	--
Fidelity Series Global ex U.S. Index Fund	335,135,964	91,719,162	23,704,601	10,962,137	1,382,658	50,283,176	454,816,359
Fidelity Total Market Index Fund Class F	761,017,302	192,896,837	21,945,637	22,802,404	104,563	100,713,291	1,032,786,356
Fidelity U.S. Bond Index Fund Class F	123,775,230	45,860,696	1,781,023	2,780,657	14,692	661,427	168,531,022
Total	$1,236,412,142	$353,436,344	$64,912,878	$36,642,177	$(1,839,136)	$155,746,460	$1,678,842,932

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

December 31, 2017

FRX-55-QTLY-0218
1.927056.106

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $282,602,181)	4,700,178	358,952,588

Commodity Funds - 1.4%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $7,494,216)	747,504	7,893,645

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $135,759,146)	11,939,365	158,077,193

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $58,710,144)	5,053,859	58,574,229
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $484,565,687)		583,497,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42,058)
NET ASSETS - 100%		$583,455,597

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$7,603,048	$108,513	$33,183	$(319)	$399,429	$7,893,645
Fidelity Series Commodity Strategy Fund	--	18,478	18,478	--	--	--	--
Fidelity Series Commodity Strategy Fund Class F	5,232,629	583,903	5,683,255	--	(448,404)	315,127	--
Fidelity Series Global ex U.S. Index Fund	106,382,632	42,949,425	8,378,797	3,800,319	330,446	16,793,487	158,077,193
Fidelity Total Market Index Fund Class F	241,573,831	92,381,437	8,956,657	7,815,622	30,421	33,923,556	358,952,588
Fidelity U.S. Bond Index Fund Class F	39,289,946	19,710,109	627,717	933,888	4,795	197,096	58,574,229
Total	$392,479,038	$163,246,400	$23,773,417	$12,583,012	$(83,061)	$51,628,695	$583,497,655

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

December 31, 2017

X60-QTLY-0218
1.9858344.103

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $68,246,299)	1,035,423	79,075,276

Commodity Funds - 1.4%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $1,653,971)	164,750	1,739,759

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $30,348,507)	2,630,193	34,823,761

Bond Funds - 10.0%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $12,945,580)	1,113,268	12,902,772
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,194,357)		128,541,568
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,412)
NET ASSETS - 100%		$128,532,156

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$--	$1,690,639	$36,546	$6,943	$(122)	$85,788	$1,739,759
Fidelity Series Commodity Strategy Fund	--	10,489	10,489	--	--		--
Fidelity Series Commodity Strategy Fund Class F	886,569	152,173	1,015,851	--	(7,963)	(14,928)	--
Fidelity Series Global ex U.S. Index Fund	18,024,136	15,056,739	1,504,309	826,366	25,067	3,222,128	34,823,761
Fidelity Total Market Index Fund Class F	40,929,514	34,207,195	2,800,977	1,649,120	(2,890)	6,742,434	79,075,276
Fidelity U.S. Bond Index Fund Class F	6,656,264	6,494,930	275,014	184,295	1,861	24,731	12,902,772
Total	$66,496,483	$57,612,165	$5,643,186	$2,666,724	$15,953	$10,060,153	$128,541,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

December 31, 2017

FRX-INC-QTLY-0218
1.906829.108

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $23,670,949)	592,967	45,284,902

Commodity Funds - 1.1%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $2,984,472)	298,361	3,150,690

International Equity Funds - 7.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $16,482,434)	1,575,121	20,854,606

Bond Funds - 40.1%
Fidelity U.S. Bond Index Fund Class F (a)
(Cost $115,742,040)	10,027,598	116,219,866

Inflation-Protected Bond Funds - 6.0%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $18,385,887)	1,771,162	17,286,542

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund 1.33% (a)(b)
(Cost $86,715,657)	86,715,657	86,715,657
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $263,981,439)		289,512,263
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,752)
NET ASSETS - 100%		$289,488,511

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$-	$3,158,347	$173,506	$13,929	$(369)	$166,218	$3,150,690
Fidelity Series Commodity Strategy Fund Class F	2,752,283	95,289	2,781,136	-	(1,009,563)	943,127	-
Fidelity Series Global ex U.S. Index Fund	19,106,776	3,171,786	4,107,838	511,716	37,817	2,646,065	20,854,606
Fidelity Series Government Money Market Fund 1.33%	-	8,107,998	2,468,879	392,116	-	-	86,715,657
Fidelity Series Government Money Market Fund Class F 1.04%	79,187,366	6,233,713	4,344,541	211,595	-	-	-
Fidelity Series Inflation-Protected Bond Index Fund	-	1,826,802	494,055	347,642	(458)	(1,099,345)	17,286,542
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,819,860	1,213,215	877,458	6,629	658	897,323	-
Fidelity Total Market Index Fund Class F	41,423,197	6,875,980	7,853,135	1,046,334	317,612	4,521,248	45,284,902
Fidelity U.S. Bond Index Fund Class F	106,135,888	19,491,189	10,018,789	2,109,759	36,577	575,001	116,219,866
Total	$264,425,370	$50,174,319	$33,119,337	$4,639,720	$(617,726)	$8,649,637	$289,512,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2005 Fund

December 31, 2017

Z05-QTLY-0218
1.9884231.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	42	$727
Fidelity Series 1000 Value Index Fund (a)	71	900
Fidelity Series All-Sector Equity Fund (a)	108	1,365
Fidelity Series Blue Chip Growth Fund (a)	101	1,394
Fidelity Series Commodity Strategy Fund (a)	389	2,116
Fidelity Series Growth & Income Fund (a)	203	3,204
Fidelity Series Growth Company Fund (a)	166	2,769
Fidelity Series Intrinsic Opportunities Fund (a)	186	3,367
Fidelity Series Opportunistic Insights Fund (a)	88	1,524
Fidelity Series Real Estate Equity Fund (a)	22	280
Fidelity Series Small Cap Discovery Fund (a)	33	418
Fidelity Series Small Cap Opportunities Fund (a)	89	1,243
Fidelity Series Stock Selector Large Cap Value Fund (a)	189	2,456
Fidelity Series Value Discovery Fund (a)	130	1,741
TOTAL DOMESTIC EQUITY FUNDS
(Cost $22,796)		23,504

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	37	402
Fidelity Series Emerging Markets Fund (a)	208	4,456
Fidelity Series International Growth Fund (a)	239	3,861
Fidelity Series International Small Cap Fund (a)	52	939
Fidelity Series International Value Fund (a)	360	3,850
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,647)		13,508

Bond Funds - 42.4%
Fidelity Series Emerging Markets Debt Fund (a)	76	775
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	161	1,558
Fidelity Series Inflation-Protected Bond Index Fund (a)	354	3,459
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	3,166	35,612
Fidelity Series Long-Term Treasury Bond Index Fund (a)	243	2,169
Fidelity Series Real Estate Income Fund (a)	45	494
TOTAL BOND FUNDS
(Cost $44,512)		44,364

Short-Term Funds - 22.2%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	18,578	18,578
Fidelity Series Short-Term Credit Fund (a)	471	4,677
TOTAL SHORT-TERM FUNDS
(Cost $23,278)		23,255
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $103,233)		104,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$104,631

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$795	$133	$15	$5	$60	$727
Fidelity Series 1000 Value Index Fund	--	974	122	34	4	44	900
Fidelity Series All-Sector Equity Fund	--	1,588	206	138	6	(23)	1,365
Fidelity Series Blue Chip Growth Fund	--	1,666	263	156	(4)	(5)	1,394
Fidelity Series Canada Fund	--	391	11	4	--	22	402
Fidelity Series Commodity Strategy Fund	--	2,010	29	11	1	134	2,116
Fidelity Series Emerging Markets Debt Fund	--	787	--	37	--	(12)	775
Fidelity Series Emerging Markets Fund	--	5,757	1,936	127	159	476	4,456
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	18,578	--	104	--	--	18,578
Fidelity Series Growth & Income Fund	--	3,492	469	168	9	172	3,204
Fidelity Series Growth Company Fund	--	3,263	566	263	22	50	2,769
Fidelity Series High Income Fund	--	1,567	6	57	--	(3)	1,558
Fidelity Series Inflation-Protected Bond Index Fund	--	3,507	--	71	--	(48)	3,459
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	4,147	482	117	18	178	3,861
Fidelity Series International Small Cap Fund	--	976	86	56	5	44	939
Fidelity Series International Value Fund	--	4,107	408	117	10	141	3,850
Fidelity Series Intrinsic Opportunities Fund	--	3,475	337	155	8	221	3,367
Fidelity Series Investment Grade Bond Fund	--	35,709	--	634	--	(97)	35,612
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,148	3	22	--	24	2,169
Fidelity Series Opportunistic Insights Fund	--	1,818	292	168	11	(13)	1,524
Fidelity Series Real Estate Equity Fund	--	318	32	14	--	(6)	280
Fidelity Series Real Estate Income Fund	--	505	--	25	--	(11)	494
Fidelity Series Short-Term Credit Fund	--	5,238	537	55	(1)	(23)	4,677
Fidelity Series Small Cap Discovery Fund	--	445	56	5	1	28	418
Fidelity Series Small Cap Opportunities Fund	--	1,455	189	135	(2)	(21)	1,243
Fidelity Series Stock Selector Large Cap Value Fund	--	2,676	273	156	6	47	2,456
Fidelity Series Value Discovery Fund	--	3,348	1,641	107	14	20	1,741
Total	$--	$111,038	$8,077	$2,959	$272	$1,398	$104,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2010 Fund

December 31, 2017

Z10-QTLY-0218
1.9884233.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	55	$953
Fidelity Series 1000 Value Index Fund (a)	93	1,180
Fidelity Series All-Sector Equity Fund (a)	141	1,790
Fidelity Series Blue Chip Growth Fund (a)	132	1,828
Fidelity Series Commodity Strategy Fund (a)	390	2,121
Fidelity Series Growth & Income Fund (a)	267	4,201
Fidelity Series Growth Company Fund (a)	218	3,630
Fidelity Series Intrinsic Opportunities Fund (a)	244	4,415
Fidelity Series Opportunistic Insights Fund (a)	115	1,999
Fidelity Series Real Estate Equity Fund (a)	29	367
Fidelity Series Small Cap Discovery Fund (a)	44	547
Fidelity Series Small Cap Opportunities Fund (a)	116	1,630
Fidelity Series Stock Selector Large Cap Value Fund (a)	248	3,220
Fidelity Series Value Discovery Fund (a)	171	2,283
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,279)		30,164

International Equity Funds - 15.8%
Fidelity Series Canada Fund (a)	46	498
Fidelity Series Emerging Markets Fund (a)	256	5,471
Fidelity Series International Growth Fund (a)	296	4,782
Fidelity Series International Small Cap Fund (a)	65	1,163
Fidelity Series International Value Fund (a)	446	4,768
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,625)		16,682

Bond Funds - 38.3%
Fidelity Series Emerging Markets Debt Fund (a)	75	765
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	161	1,561
Fidelity Series Inflation-Protected Bond Index Fund (a)	289	2,825
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	2,866	32,243
Fidelity Series Long-Term Treasury Bond Index Fund (a)	253	2,256
Fidelity Series Real Estate Income Fund (a)	44	483
TOTAL BOND FUNDS
(Cost $40,560)		40,430

Short-Term Funds - 17.3%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	14,554	14,554
Fidelity Series Short-Term Credit Fund (a)	369	3,664
TOTAL SHORT-TERM FUNDS
(Cost $18,236)		18,218
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $103,700)		105,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$105,495

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,010	$142	$20	$6	$79	$953
Fidelity Series 1000 Value Index Fund	--	1,245	127	45	4	58	1,180
Fidelity Series All-Sector Equity Fund	--	2,041	228	181	7	(30)	1,790
Fidelity Series Blue Chip Growth Fund	--	2,136	297	203	(4)	(7)	1,828
Fidelity Series Canada Fund	--	473	--	5	--	25	498
Fidelity Series Commodity Strategy Fund	--	2,010	24	11	1	134	2,121
Fidelity Series Emerging Markets Debt Fund	--	777	--	36	--	(12)	765
Fidelity Series Emerging Markets Fund	--	6,695	1,968	155	162	582	5,471
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	14,554	--	80	--	--	14,554
Fidelity Series Growth & Income Fund	--	4,423	458	218	11	225	4,201
Fidelity Series Growth Company Fund	--	4,195	657	345	26	66	3,630
Fidelity Series High Income Fund	--	1,567	3	57	--	(3)	1,561
Fidelity Series Inflation-Protected Bond Index Fund	--	2,865	--	58	--	(40)	2,825
Fidelity Series International Credit Fund	--	51	--	1	--	--	51
Fidelity Series International Growth Fund	--	5,095	547	145	13	221	4,782
Fidelity Series International Small Cap Fund	--	1,209	105	69	5	54	1,163
Fidelity Series International Value Fund	--	5,035	462	145	20	175	4,768
Fidelity Series Intrinsic Opportunities Fund	--	4,370	251	200	6	290	4,415
Fidelity Series Investment Grade Bond Fund	--	32,345	14	572	--	(88)	32,243
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,235	3	22	--	24	2,256
Fidelity Series Opportunistic Insights Fund	--	2,331	328	221	13	(17)	1,999
Fidelity Series Real Estate Equity Fund	--	403	28	18	--	(8)	367
Fidelity Series Real Estate Income Fund	--	505	11	25	--	(11)	483
Fidelity Series Short-Term Credit Fund	--	3,982	298	42	(2)	(18)	3,664
Fidelity Series Small Cap Discovery Fund	--	567	58	7	1	37	547
Fidelity Series Small Cap Opportunities Fund	--	1,856	195	176	(3)	(28)	1,630
Fidelity Series Stock Selector Large Cap Value Fund	--	3,425	272	205	6	61	3,220
Fidelity Series Value Discovery Fund	--	4,291	2,051	140	17	26	2,283
Total	$--	$111,938	$8,527	$3,409	$289	$1,794	$105,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2015 Fund

December 31, 2017

Z15-QTLY-0218
1.9884235.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	68	$1,188
Fidelity Series 1000 Value Index Fund (a)	116	1,470
Fidelity Series All-Sector Equity Fund (a)	176	2,230
Fidelity Series Blue Chip Growth Fund (a)	165	2,277
Fidelity Series Commodity Strategy Fund (a)	394	2,144
Fidelity Series Growth & Income Fund (a)	332	5,234
Fidelity Series Growth Company Fund (a)	272	4,523
Fidelity Series Intrinsic Opportunities Fund (a)	304	5,501
Fidelity Series Opportunistic Insights Fund (a)	144	2,491
Fidelity Series Real Estate Equity Fund (a)	36	457
Fidelity Series Small Cap Discovery Fund (a)	54	682
Fidelity Series Small Cap Opportunities Fund (a)	145	2,030
Fidelity Series Stock Selector Large Cap Value Fund (a)	308	4,012
Fidelity Series Value Discovery Fund (a)	213	2,845
TOTAL DOMESTIC EQUITY FUNDS
(Cost $36,013)		37,084

International Equity Funds - 18.5%
Fidelity Series Canada Fund (a)	54	583
Fidelity Series Emerging Markets Fund (a)	293	6,267
Fidelity Series International Growth Fund (a)	356	5,743
Fidelity Series International Small Cap Fund (a)	79	1,412
Fidelity Series International Value Fund (a)	536	5,726
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,491)		19,731

Bond Funds - 33.9%
Fidelity Series Emerging Markets Debt Fund (a)	73	744
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	160	1,554
Fidelity Series Inflation-Protected Bond Index Fund (a)	206	2,014
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	2,552	28,716
Fidelity Series Long-Term Treasury Bond Index Fund (a)	249	2,220
Fidelity Series Real Estate Income Fund (a)	44	483
TOTAL BOND FUNDS
(Cost $36,136)		36,029

Short-Term Funds - 12.7%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	10,783	10,783
Fidelity Series Short-Term Credit Fund (a)	274	2,720
TOTAL SHORT-TERM FUNDS
(Cost $13,516)		13,503
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,156)		106,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$106,347

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,235	$152	$25	$7	$98	$1,188
Fidelity Series 1000 Value Index Fund	--	1,515	122	56	4	73	1,470
Fidelity Series All-Sector Equity Fund	--	2,495	235	225	8	(38)	2,230
Fidelity Series Blue Chip Growth Fund	--	2,614	324	251	(5)	(8)	2,277
Fidelity Series Canada Fund	--	562	13	6	--	34	583
Fidelity Series Commodity Strategy Fund	--	2,008	--	11	--	136	2,144
Fidelity Series Emerging Markets Debt Fund	--	755	--	35	--	(11)	744
Fidelity Series Emerging Markets Fund	--	7,377	1,934	178	158	666	6,267
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	10,783	--	59	--	--	10,783
Fidelity Series Growth & Income Fund	--	5,390	448	271	12	280	5,234
Fidelity Series Growth Company Fund	--	5,131	720	430	30	82	4,523
Fidelity Series High Income Fund	--	1,557	--	57	--	(3)	1,554
Fidelity Series Inflation-Protected Bond Index Fund	--	2,042	--	41	--	(28)	2,014
Fidelity Series International Credit Fund	--	52	--	1	--	--	52
Fidelity Series International Growth Fund	--	6,075	615	175	18	265	5,743
Fidelity Series International Small Cap Fund	--	1,453	112	84	5	66	1,412
Fidelity Series International Value Fund	--	6,001	495	174	10	210	5,726
Fidelity Series Intrinsic Opportunities Fund	--	5,372	236	245	4	361	5,501
Fidelity Series Investment Grade Bond Fund	--	28,795	--	506	--	(79)	28,716
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,195	--	22	--	25	2,220
Fidelity Series Opportunistic Insights Fund	--	2,855	358	275	15	(21)	2,491
Fidelity Series Real Estate Equity Fund	--	488	21	23	--	(10)	457
Fidelity Series Real Estate Income Fund	--	494	--	25	--	(11)	483
Fidelity Series Short-Term Credit Fund	--	2,841	106	30	(1)	(14)	2,720
Fidelity Series Small Cap Discovery Fund	--	698	63	8	1	46	682
Fidelity Series Small Cap Opportunities Fund	--	2,236	170	217	(2)	(34)	2,030
Fidelity Series Stock Selector Large Cap Value Fund	--	4,165	234	255	5	76	4,012
Fidelity Series Value Discovery Fund	--	5,317	2,525	174	20	33	2,845
Total	$--	$112,748	$8,883	$3,866	$289	$2,193	$106,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2020 Fund

December 31, 2017

Z20-QTLY-0218
1.9884237.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	79	$1,372
Fidelity Series 1000 Value Index Fund (a)	132	1,684
Fidelity Series All-Sector Equity Fund (a)	202	2,555
Fidelity Series Blue Chip Growth Fund (a)	189	2,609
Fidelity Series Commodity Strategy Fund (a)	395	2,148
Fidelity Series Growth & Income Fund (a)	381	5,997
Fidelity Series Growth Company Fund (a)	312	5,182
Fidelity Series Intrinsic Opportunities Fund (a)	347	6,292
Fidelity Series Opportunistic Insights Fund (a)	165	2,853
Fidelity Series Real Estate Equity Fund (a)	41	523
Fidelity Series Small Cap Discovery Fund (a)	62	781
Fidelity Series Small Cap Opportunities Fund (a)	166	2,326
Fidelity Series Stock Selector Large Cap Value Fund (a)	353	4,596
Fidelity Series Value Discovery Fund (a)	244	3,259
TOTAL DOMESTIC EQUITY FUNDS
(Cost $40,973)		42,177

International Equity Funds - 20.6%
Fidelity Series Canada Fund (a)	60	655
Fidelity Series Emerging Markets Fund (a)	321	6,876
Fidelity Series International Growth Fund (a)	400	6,453
Fidelity Series International Small Cap Fund (a)	88	1,587
Fidelity Series International Value Fund (a)	602	6,434
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,623)		22,005

Bond Funds - 30.4%
Fidelity Series Emerging Markets Debt Fund (a)	73	744
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	160	1,554
Fidelity Series Inflation-Protected Bond Index Fund (a)	121	1,185
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	2,308	25,963
Fidelity Series Long-Term Treasury Bond Index Fund (a)	256	2,282
Fidelity Series Real Estate Income Fund (a)	45	494
TOTAL BOND FUNDS
(Cost $32,606)		32,520

Short-Term Funds - 9.6%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	8,186	8,186
Fidelity Series Short-Term Credit Fund (a)	209	2,073
TOTAL SHORT-TERM FUNDS
(Cost $10,269)		10,259
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,471)		106,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$106,961

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,409	$157	$28	$6	$114	$1,372
Fidelity Series 1000 Value Index Fund	--	1,703	106	64	4	83	1,684
Fidelity Series All-Sector Equity Fund	--	2,857	267	258	8	(43)	2,555
Fidelity Series Blue Chip Growth Fund	--	2,996	372	285	(5)	(10)	2,609
Fidelity Series Canada Fund	--	632	20	7	1	42	655
Fidelity Series Commodity Strategy Fund	--	2,029	16	11	--	135	2,148
Fidelity Series Emerging Markets Debt Fund	--	755	--	35	--	(11)	744
Fidelity Series Emerging Markets Fund	--	7,876	1,885	196	152	733	6,876
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	8,186	--	44	--	--	8,186
Fidelity Series Growth & Income Fund	--	6,063	398	308	12	320	5,997
Fidelity Series Growth Company Fund	--	5,824	765	493	29	94	5,182
Fidelity Series High Income Fund	--	1,557	--	57	--	(3)	1,554
Fidelity Series Inflation-Protected Bond Index Fund	--	1,202	--	24	--	(17)	1,185
Fidelity Series International Credit Fund	--	52	--	1	--	--	52
Fidelity Series International Growth Fund	--	6,726	587	196	16	298	6,453
Fidelity Series International Small Cap Fund	--	1,604	95	94	4	74	1,587
Fidelity Series International Value Fund	--	6,683	493	196	8	236	6,434
Fidelity Series Intrinsic Opportunities Fund	--	5,896	15	275	--	411	6,292
Fidelity Series Investment Grade Bond Fund	--	26,034	--	458	--	(71)	25,963
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,257	--	22	--	25	2,282
Fidelity Series Opportunistic Insights Fund	--	3,265	402	315	15	(25)	2,853
Fidelity Series Real Estate Equity Fund	--	553	19	26	--	(11)	523
Fidelity Series Real Estate Income Fund	--	505	--	25	--	(11)	494
Fidelity Series Short-Term Credit Fund	--	2,143	60	23	--	(10)	2,073
Fidelity Series Small Cap Discovery Fund	--	779	51	9	1	52	781
Fidelity Series Small Cap Opportunities Fund	--	2,517	149	247	(2)	(40)	2,326
Fidelity Series Stock Selector Large Cap Value Fund	--	4,663	158	292	3	88	4,596
Fidelity Series Value Discovery Fund	--	6,062	2,863	200	22	38	3,259
Total	$--	$113,075	$8,878	$4,196	$274	$2,490	$106,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2025 Fund

December 31, 2017

Z25-QTLY-0218
1.9884239.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	88	$1,524
Fidelity Series 1000 Value Index Fund (a)	150	1,914
Fidelity Series All-Sector Equity Fund (a)	226	2,861
Fidelity Series Blue Chip Growth Fund (a)	215	2,969
Fidelity Series Commodity Strategy Fund (a)	398	2,165
Fidelity Series Growth & Income Fund (a)	426	6,714
Fidelity Series Growth Company Fund (a)	349	5,802
Fidelity Series Intrinsic Opportunities Fund (a)	384	6,948
Fidelity Series Opportunistic Insights Fund (a)	188	3,256
Fidelity Series Real Estate Equity Fund (a)	46	583
Fidelity Series Small Cap Discovery Fund (a)	70	875
Fidelity Series Small Cap Opportunities Fund (a)	186	2,604
Fidelity Series Stock Selector Large Cap Value Fund (a)	396	5,146
Fidelity Series Value Discovery Fund (a)	271	3,622
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,652)		46,983

International Equity Funds - 22.3%
Fidelity Series Canada Fund (a)	66	714
Fidelity Series Emerging Markets Fund (a)	346	7,417
Fidelity Series International Growth Fund (a)	439	7,084
Fidelity Series International Small Cap Fund (a)	97	1,751
Fidelity Series International Value Fund (a)	660	7,059
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,524)		24,025

Bond Funds - 26.7%
Fidelity Series Emerging Markets Debt Fund (a)	72	734
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	159	1,543
Fidelity Series Inflation-Protected Bond Index Fund (a)	85	831
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	2,001	22,515
Fidelity Series Long-Term Treasury Bond Index Fund (a)	252	2,249
Fidelity Series Real Estate Income Fund (a)	44	484
TOTAL BOND FUNDS
(Cost $28,730)		28,654

Short-Term Funds - 7.3%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	6,268	6,268
Fidelity Series Short-Term Credit Fund (a)	160	1,592
TOTAL SHORT-TERM FUNDS
(Cost $7,868)		7,860
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,774)		107,522
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$107,522

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,562	$171	$32	$7	$126	$1,524
Fidelity Series 1000 Value Index Fund	--	1,883	64	73	1	94	1,914
Fidelity Series All-Sector Equity Fund	--	3,189	287	289	7	(48)	2,861
Fidelity Series Blue Chip Growth Fund	--	3,344	359	318	(5)	(11)	2,969
Fidelity Series Canada Fund	--	686	13	8	--	41	714
Fidelity Series Commodity Strategy Fund	--	2,032	3	11	--	136	2,165
Fidelity Series Emerging Markets Debt Fund	--	745	--	35	--	(11)	734
Fidelity Series Emerging Markets Fund	--	8,321	1,844	212	148	792	7,417
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	6,268	--	33	--	--	6,268
Fidelity Series Growth & Income Fund	--	6,734	391	344	13	358	6,714
Fidelity Series Growth Company Fund	--	6,482	821	552	35	106	5,802
Fidelity Series High Income Fund	--	1,546	--	57	--	(3)	1,543
Fidelity Series Inflation-Protected Bond Index Fund	--	843	--	17	--	(12)	831
Fidelity Series International Credit Fund	--	52	--	1	--	--	52
Fidelity Series International Growth Fund	--	7,350	605	216	12	327	7,084
Fidelity Series International Small Cap Fund	--	1,755	89	104	4	81	1,751
Fidelity Series International Value Fund	--	7,256	467	215	11	259	7,059
Fidelity Series Intrinsic Opportunities Fund	--	6,494	--	303	--	454	6,948
Fidelity Series Investment Grade Bond Fund	--	22,577	--	395	--	(62)	22,515
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,222	--	22	--	27	2,249
Fidelity Series Opportunistic Insights Fund	--	3,639	366	359	11	(28)	3,256
Fidelity Series Real Estate Equity Fund	--	608	13	29	--	(12)	583
Fidelity Series Real Estate Income Fund	--	495	--	25	--	(11)	484
Fidelity Series Short-Term Credit Fund	--	1,600	--	17	--	(8)	1,592
Fidelity Series Small Cap Discovery Fund	--	860	44	10	--	59	875
Fidelity Series Small Cap Opportunities Fund	--	2,815	164	275	(3)	(44)	2,604
Fidelity Series Stock Selector Large Cap Value Fund	--	5,205	159	327	2	98	5,146
Fidelity Series Value Discovery Fund	--	6,699	3,143	222	24	42	3,622
Total	$--	$113,509	$9,003	$4,508	$267	$2,749	$107,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2030 Fund

December 31, 2017

Z30-QTLY-0218
1.9884241.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	108	$1,870
Fidelity Series 1000 Value Index Fund (a)	182	2,314
Fidelity Series All-Sector Equity Fund (a)	277	3,511
Fidelity Series Blue Chip Growth Fund (a)	259	3,585
Fidelity Series Commodity Strategy Fund (a)	402	2,187
Fidelity Series Growth & Income Fund (a)	529	8,329
Fidelity Series Growth Company Fund (a)	428	7,120
Fidelity Series Intrinsic Opportunities Fund (a)	476	8,619
Fidelity Series Opportunistic Insights Fund (a)	226	3,920
Fidelity Series Real Estate Equity Fund (a)	56	715
Fidelity Series Small Cap Discovery Fund (a)	86	1,074
Fidelity Series Small Cap Opportunities Fund (a)	228	3,196
Fidelity Series Stock Selector Large Cap Value Fund (a)	485	6,306
Fidelity Series Value Discovery Fund (a)	332	4,442
TOTAL DOMESTIC EQUITY FUNDS
(Cost $55,587)		57,188

International Equity Funds - 26.2%
Fidelity Series Canada Fund (a)	79	858
Fidelity Series Emerging Markets Fund (a)	404	8,645
Fidelity Series International Growth Fund (a)	525	8,483
Fidelity Series International Small Cap Fund (a)	117	2,103
Fidelity Series International Value Fund (a)	790	8,443
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,744)		28,532

Bond Funds - 19.7%
Fidelity Series Emerging Markets Debt Fund (a)	71	723
Fidelity Series Floating Rate High Income Fund (a)	25	236
Fidelity Series High Income Fund (a)	157	1,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	845
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	1,353	15,217
Fidelity Series Long-Term Treasury Bond Index Fund (a)	259	2,315
Fidelity Series Real Estate Income Fund (a)	44	484
TOTAL BOND FUNDS
(Cost $21,452)		21,395

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,308	1,308
Fidelity Series Short-Term Credit Fund (a)	35	346
TOTAL SHORT-TERM FUNDS
(Cost $1,656)		1,654
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,439)		108,769
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$108,769

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$1,899	$193	$39	$9	$155	$1,870
Fidelity Series 1000 Value Index Fund	--	2,293	97	88	4	114	2,314
Fidelity Series All-Sector Equity Fund	--	3,894	334	354	10	(59)	3,511
Fidelity Series Blue Chip Growth Fund	--	4,110	504	390	(8)	(13)	3,585
Fidelity Series Canada Fund	--	823	26	9	2	59	858
Fidelity Series Commodity Strategy Fund	--	2,054	--	11	--	133	2,187
Fidelity Series Emerging Markets Debt Fund	--	734	--	34	--	(11)	723
Fidelity Series Emerging Markets Fund	--	9,379	1,795	249	132	929	8,645
Fidelity Series Floating Rate High Income Fund	--	237	--	7	--	(1)	236
Fidelity Series Government Money Market Fund 1.33%	--	1,308	--	6	--	--	1,308
Fidelity Series Growth & Income Fund	--	8,217	342	423	11	443	8,329
Fidelity Series Growth Company Fund	--	7,947	994	677	37	130	7,120
Fidelity Series High Income Fund	--	1,526	--	56	--	(3)	1,523
Fidelity Series Inflation-Protected Bond Index Fund	--	890	33	17	--	(12)	845
Fidelity Series International Credit Fund	--	52	--	1	--	--	52
Fidelity Series International Growth Fund	--	8,768	692	258	15	392	8,483
Fidelity Series International Small Cap Fund	--	2,086	84	125	3	98	2,103
Fidelity Series International Value Fund	--	8,711	587	257	9	310	8,443
Fidelity Series Intrinsic Opportunities Fund	--	8,059	--	370	--	560	8,619
Fidelity Series Investment Grade Bond Fund	--	15,260	--	255	--	(43)	15,217
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,293	--	22	--	22	2,315
Fidelity Series Opportunistic Insights Fund	--	4,473	537	433	18	(34)	3,920
Fidelity Series Real Estate Equity Fund	--	746	15	35	--	(16)	715
Fidelity Series Real Estate Income Fund	--	495	--	25	--	(11)	484
Fidelity Series Short-Term Credit Fund	--	347	--	3	--	(1)	346
Fidelity Series Small Cap Discovery Fund	--	1,053	52	13	1	72	1,074
Fidelity Series Small Cap Opportunities Fund	--	3,419	165	338	(3)	(55)	3,196
Fidelity Series Stock Selector Large Cap Value Fund	--	6,352	168	401	2	120	6,306
Fidelity Series Value Discovery Fund	--	8,193	3,832	272	30	51	4,442
Total	$--	$115,618	$10,450	$5,168	$272	$3,329	$108,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2035 Fund

December 31, 2017

Z35-QTLY-0218
1.9884243.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	126	$2,193
Fidelity Series 1000 Value Index Fund (a)	213	2,714
Fidelity Series All-Sector Equity Fund (a)	325	4,118
Fidelity Series Blue Chip Growth Fund (a)	304	4,204
Fidelity Series Commodity Strategy Fund (a)	404	2,200
Fidelity Series Growth & Income Fund (a)	613	9,662
Fidelity Series Growth Company Fund (a)	502	8,350
Fidelity Series Intrinsic Opportunities Fund (a)	561	10,153
Fidelity Series Opportunistic Insights Fund (a)	269	4,663
Fidelity Series Real Estate Equity Fund (a)	66	844
Fidelity Series Small Cap Discovery Fund (a)	101	1,259
Fidelity Series Small Cap Opportunities Fund (a)	267	3,748
Fidelity Series Stock Selector Large Cap Value Fund (a)	566	7,365
Fidelity Series Value Discovery Fund (a)	391	5,226
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,866)		66,699

International Equity Funds - 29.8%
Fidelity Series Canada Fund (a)	91	986
Fidelity Series Emerging Markets Fund (a)	453	9,703
Fidelity Series International Growth Fund (a)	607	9,806
Fidelity Series International Small Cap Fund (a)	135	2,419
Fidelity Series International Value Fund (a)	914	9,776
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,656)		32,690

Bond Funds - 8.0%
Fidelity Series Emerging Markets Debt Fund (a)	70	713
Fidelity Series Floating Rate High Income Fund (a)	25	236
Fidelity Series High Income Fund (a)	156	1,512
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	849
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	229	2,576
Fidelity Series Long-Term Treasury Bond Index Fund (a)	261	2,333
Fidelity Series Real Estate Income Fund (a)	43	473
TOTAL BOND FUNDS
(Cost $8,763)		8,744

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,339	1,339
Fidelity Series Short-Term Credit Fund (a)	35	350
TOTAL SHORT-TERM FUNDS
(Cost $1,690)		1,689
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,975)		109,822
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,822

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,166	$163	$46	$8	$182	$2,193
Fidelity Series 1000 Value Index Fund	--	2,617	39	103	2	134	2,714
Fidelity Series All-Sector Equity Fund	--	4,456	278	415	9	(69)	4,118
Fidelity Series Blue Chip Growth Fund	--	4,795	566	452	(3)	(22)	4,204
Fidelity Series Canada Fund	--	930	22	10	2	76	986
Fidelity Series Commodity Strategy Fund	--	2,064	--	12	--	136	2,200
Fidelity Series Emerging Markets Debt Fund	--	724	--	34	--	(11)	713
Fidelity Series Emerging Markets Fund	--	10,208	1,668	278	44	1,119	9,703
Fidelity Series Floating Rate High Income Fund	--	237	--	7	--	(1)	236
Fidelity Series Government Money Market Fund 1.33%	--	1,339	--	6	--	--	1,339
Fidelity Series Growth & Income Fund	--	9,464	330	489	14	514	9,662
Fidelity Series Growth Company Fund	--	9,174	1,020	794	49	147	8,350
Fidelity Series High Income Fund	--	1,515	--	55	--	(3)	1,512
Fidelity Series Inflation-Protected Bond Index Fund	--	861	--	17	--	(12)	849
Fidelity Series International Credit Fund	--	52	--	1	--	--	52
Fidelity Series International Growth Fund	--	9,981	635	298	6	454	9,806
Fidelity Series International Small Cap Fund	--	2,383	79	143	2	113	2,419
Fidelity Series International Value Fund	--	10,034	619	298	5	356	9,776
Fidelity Series Intrinsic Opportunities Fund	--	9,511	--	431	--	642	10,153
Fidelity Series Investment Grade Bond Fund	--	2,584	--	37	--	(8)	2,576
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,306	--	23	--	27	2,333
Fidelity Series Opportunistic Insights Fund	--	5,205	510	515	14	(46)	4,663
Fidelity Series Real Estate Equity Fund	--	894	33	41	--	(17)	844
Fidelity Series Real Estate Income Fund	--	484	--	24	--	(11)	473
Fidelity Series Short-Term Credit Fund	--	351	--	3	--	(1)	350
Fidelity Series Small Cap Discovery Fund	--	1,201	27	15	--	85	1,259
Fidelity Series Small Cap Opportunities Fund	--	3,900	86	390	(1)	(65)	3,748
Fidelity Series Stock Selector Large Cap Value Fund	--	7,304	77	468	1	137	7,365
Fidelity Series Value Discovery Fund	--	9,620	4,487	320	0	93	5,226
Total	$--	$116,360	$10,639	$5,725	$152	$3,949	$109,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2040 Fund

December 31, 2017

Z40-QTLY-0218
1.9884245.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	133	$2,316
Fidelity Series 1000 Value Index Fund (a)	219	2,787
Fidelity Series All-Sector Equity Fund (a)	332	4,214
Fidelity Series Blue Chip Growth Fund (a)	311	4,303
Fidelity Series Commodity Strategy Fund (a)	405	2,201
Fidelity Series Growth & Income Fund (a)	645	10,160
Fidelity Series Growth Company Fund (a)	514	8,546
Fidelity Series Intrinsic Opportunities Fund (a)	558	10,100
Fidelity Series Opportunistic Insights Fund (a)	272	4,706
Fidelity Series Real Estate Equity Fund (a)	67	859
Fidelity Series Small Cap Discovery Fund (a)	103	1,289
Fidelity Series Small Cap Opportunities Fund (a)	273	3,837
Fidelity Series Stock Selector Large Cap Value Fund (a)	580	7,551
Fidelity Series Value Discovery Fund (a)	400	5,350
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,337)		68,219

International Equity Funds - 30.3%
Fidelity Series Canada Fund (a)	93	1,013
Fidelity Series Emerging Markets Fund (a)	461	9,870
Fidelity Series International Growth Fund (a)	620	10,013
Fidelity Series International Small Cap Fund (a)	137	2,464
Fidelity Series International Value Fund (a)	934	9,982
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,274)		33,342

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	70	713
Fidelity Series Floating Rate High Income Fund (a)	25	236
Fidelity Series High Income Fund (a)	158	1,533
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	850
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	530
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,337
Fidelity Series Real Estate Income Fund (a)	43	473
TOTAL BOND FUNDS
(Cost $6,718)		6,706

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,341	1,341
Fidelity Series Short-Term Credit Fund (a)	35	350
TOTAL SHORT-TERM FUNDS
(Cost $1,693)		1,691
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,022)		109,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,958

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income earned	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,187	$64	$48	$1	$192	$2,316
Fidelity Series 1000 Value Index Fund	--	2,652	2	106	--	137	2,787
Fidelity Series All-Sector Equity Fund	--	4,495	218	425	8	(71)	4,214
Fidelity Series Blue Chip Growth Fund	--	4,832	505	460	(8)	(16)	4,303
Fidelity Series Canada Fund	--	948	14	11	1	78	1,013
Fidelity Series Commodity Strategy Fund	--	2,065	1	12	--	137	2,201
Fidelity Series Emerging Markets Debt Fund	--	725	--	34	--	(12)	713
Fidelity Series Emerging Markets Fund	--	10,263	1,570	282	122	1055	9,870
Fidelity Series Floating Rate High Income Fund	--	237	--	7	--	(1)	236
Fidelity Series Government Money Market Fund 1.33%	--	1,341	--	6	--	--	1,341
Fidelity Series Growth & Income Fund	--	9,662	37	503	--	535	10,160
Fidelity Series Growth Company Fund	--	9,303	946	813	33	156	8,546
Fidelity Series High Income Fund	--	1,536	--	56	--	(3)	1,533
Fidelity Series Inflation-Protected Bond Index Fund	--	873	11	17	--	(12)	850
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,104	555	305	3	461	10,013
Fidelity Series International Small Cap Fund	--	2,405	58	146	2	115	2,464
Fidelity Series International Value Fund	--	10,139	520	304	4	359	9,982
Fidelity Series Intrinsic Opportunities Fund	--	9,447	--	434	--	653	10,100
Fidelity Series Investment Grade Bond Fund	--	696	166	9	1	(1)	530
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,321	12	22	--	28	2,337
Fidelity Series Opportunistic Insights Fund	--	5,239	507	519	14	(40)	4,706
Fidelity Series Real Estate Equity Fund	--	888	10	42	--	(19)	859
Fidelity Series Real Estate Income Fund	--	484	--	24	--	(11)	473
Fidelity Series Short-Term Credit Fund	--	352	--	3	--	(2)	350
Fidelity Series Small Cap Discovery Fund	--	1,204	1	15	--	86	1,289
Fidelity Series Small Cap Opportunities Fund	--	4,003	98	399	(2)	(66)	3,837
Fidelity Series Stock Selector Large Cap Value Fund	--	7,453	41	480	--	139	7,551
Fidelity Series Value Discovery Fund	--	9,952	4,697	327	36	59	5,350
Total	$--	$115,840	$10,033	$5,810	$215	$3,936	$109,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2045 Fund

December 31, 2017

Z45-QTLY-0218
1.9884247.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	132	$2,297
Fidelity Series 1000 Value Index Fund (a)	218	2,778
Fidelity Series All-Sector Equity Fund (a)	337	4,279
Fidelity Series Blue Chip Growth Fund (a)	311	4,304
Fidelity Series Commodity Strategy Fund (a)	405	2,201
Fidelity Series Growth & Income Fund (a)	628	9,890
Fidelity Series Growth Company Fund (a)	524	8,708
Fidelity Series Intrinsic Opportunities Fund (a)	562	10,177
Fidelity Series Opportunistic Insights Fund (a)	272	4,706
Fidelity Series Real Estate Equity Fund (a)	66	840
Fidelity Series Small Cap Discovery Fund (a)	103	1,289
Fidelity Series Small Cap Opportunities Fund (a)	273	3,837
Fidelity Series Stock Selector Large Cap Value Fund (a)	583	7,581
Fidelity Series Value Discovery Fund (a)	400	5,338
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,351)		68,225

International Equity Funds - 30.3%
Fidelity Series Canada Fund (a)	96	1,043
Fidelity Series Emerging Markets Fund (a)	461	9,876
Fidelity Series International Growth Fund (a)	618	9,977
Fidelity Series International Small Cap Fund (a)	138	2,473
Fidelity Series International Value Fund (a)	934	9,983
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,282)		33,352

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	69	703
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	157	1,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	850
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	531
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,337
Fidelity Series Real Estate Income Fund (a)	43	473
TOTAL BOND FUNDS
(Cost $6,709)		6,697

Short-Term Funds - 1.6%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,345	1,345
Fidelity Series Short-Term Credit Fund (a)	35	350
TOTAL SHORT-TERM FUNDS
(Cost $1,697)		1,695
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,039)		109,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,969

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,202	$96	$48	$1	$190	$2,297
Fidelity Series 1000 Value Index Fund	--	2,665	24	105	1	136	2,778
Fidelity Series All-Sector Equity Fund	--	4,517	166	432	--	(72)	4,279
Fidelity Series Blue Chip Growth Fund	--	4,845	517	461	(8)	(16)	4,304
Fidelity Series Canada Fund	--	977	14	11	1	79	1,043
Fidelity Series Commodity Strategy Fund	--	2,065	--	12	--	136	2,201
Fidelity Series Emerging Markets Debt Fund	--	714	--	34	--	(11)	703
Fidelity Series Emerging Markets Fund	--	10,262	1,565	282	123	1,056	9,876
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	1,345	--	6	--	--	1,345
Fidelity Series Growth & Income Fund	--	9,608	254	498	12	524	9,890
Fidelity Series Growth Company Fund	--	9,249	726	829	26	159	8,708
Fidelity Series High Income Fund	--	1,526	--	56	--	(3)	1,523
Fidelity Series Inflation-Protected Bond Index Fund	--	862	--	17	--	(12)	850
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,073	561	304	4	461	9,977
Fidelity Series International Small Cap Fund	--	2,410	53	146	1	115	2,473
Fidelity Series International Value Fund	--	10,213	593	304	4	359	9,983
Fidelity Series Intrinsic Opportunities Fund	--	9,516	--	437	--	661	10,177
Fidelity Series Investment Grade Bond Fund	--	698	167	9	1	(1)	531
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,322	12	22	--	27	2,337
Fidelity Series Opportunistic Insights Fund	--	5,250	516	519	12	(40)	4,706
Fidelity Series Real Estate Equity Fund	--	868	10	42	--	(18)	840
Fidelity Series Real Estate Income Fund	--	484	--	24	--	(11)	473
Fidelity Series Short-Term Credit Fund	--	351	--	3	--	(1)	350
Fidelity Series Small Cap Discovery Fund	--	1,237	34	15	--	86	1,289
Fidelity Series Small Cap Opportunities Fund	--	3,947	43	396	(1)	(66)	3,837
Fidelity Series Stock Selector Large Cap Value Fund	--	7,480	34	482	--	135	7,581
Fidelity Series Value Discovery Fund	--	9,997	4,754	325	36	59	5,338
Total	$--	$115,964	$10,139	$5,827	$213	$3,931	$109,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2050 Fund

December 31, 2017

Z50-QTLY-0218
1.9884249.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	129	$2,244
Fidelity Series 1000 Value Index Fund (a)	218	2,779
Fidelity Series All-Sector Equity Fund (a)	332	4,214
Fidelity Series Blue Chip Growth Fund (a)	318	4,405
Fidelity Series Commodity Strategy Fund (a)	405	2,201
Fidelity Series Growth & Income Fund (a)	628	9,889
Fidelity Series Growth Company Fund (a)	514	8,546
Fidelity Series Intrinsic Opportunities Fund (a)	574	10,394
Fidelity Series Opportunistic Insights Fund (a)	275	4,761
Fidelity Series Real Estate Equity Fund (a)	67	859
Fidelity Series Small Cap Discovery Fund (a)	103	1,289
Fidelity Series Small Cap Opportunities Fund (a)	273	3,837
Fidelity Series Stock Selector Large Cap Value Fund (a)	583	7,580
Fidelity Series Value Discovery Fund (a)	391	5,221
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,352)		68,219

International Equity Funds - 30.3%
Fidelity Series Canada Fund (a)	93	1,007
Fidelity Series Emerging Markets Fund (a)	461	9,875
Fidelity Series International Growth Fund (a)	619	10,005
Fidelity Series International Small Cap Fund (a)	138	2,479
Fidelity Series International Value Fund (a)	934	9,983
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,280)		33,349

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	69	703
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	157	1,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	850
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	531
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,337
Fidelity Series Real Estate Income Fund (a)	43	473
TOTAL BOND FUNDS
(Cost $6,708)		6,697

Short-Term Funds - 1.6%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,345	1,345
Fidelity Series Short-Term Credit Fund (a)	35	350
TOTAL SHORT-TERM FUNDS
(Cost $1,697)		1,695
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,037)		109,960
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,960

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,186	$135	$47	$7	$186	$2,244
Fidelity Series 1000 Value Index Fund	--	2,660	19	105	1	137	2,779
Fidelity Series All-Sector Equity Fund	--	4,504	229	425	10	(71)	4,214
Fidelity Series Blue Chip Growth Fund	--	4,820	390	460	(8)	(17)	4,405
Fidelity Series Canada Fund	--	942	14	11	1	78	1,007
Fidelity Series Commodity Strategy Fund	--	2,065	1	12	--	137	2,201
Fidelity Series Emerging Markets Debt Fund	--	714	--	34	--	(11)	703
Fidelity Series Emerging Markets Fund	--	10,263	1,566	282	123	1,055	9,875
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	1,345	--	6	--	--	1,345
Fidelity Series Growth & Income Fund	--	9,656	303	499	12	524	9,889
Fidelity Series Growth Company Fund	--	9,193	835	813	32	156	8,546
Fidelity Series High Income Fund	--	1,526	--	56	--	(3)	1,523
Fidelity Series Inflation-Protected Bond Index Fund	--	862	--	17	--	(12)	850
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,109	568	304	4	460	10,005
Fidelity Series International Small Cap Fund	--	2,409	46	147	1	115	2,479
Fidelity Series International Value Fund	--	10,139	520	304	4	360	9,983
Fidelity Series Intrinsic Opportunities Fund	--	9,734	--	438	--	660	10,394
Fidelity Series Investment Grade Bond Fund	--	697	166	9	1	(1)	531
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,321	12	22	--	28	2,337
Fidelity Series Opportunistic Insights Fund	--	5,256	462	525	8	(41)	4,761
Fidelity Series Real Estate Equity Fund	--	888	10	42	--	(19)	859
Fidelity Series Real Estate Income Fund	--	484	--	24	--	(11)	473
Fidelity Series Short-Term Credit Fund	--	351	--	3	--	(1)	350
Fidelity Series Small Cap Discovery Fund	--	1,216	13	15	--	86	1,289
Fidelity Series Small Cap Opportunities Fund	--	3,995	90	399	(2)	(66)	3,837
Fidelity Series Stock Selector Large Cap Value Fund	--	7,470	25	482	--	135	7,580
Fidelity Series Value Discovery Fund	--	9,831	4,706	320	36	60	5,221
Total	$--	$115,917	$10,110	$5,809	$230	$3,923	$109,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2055 Fund

December 31, 2017

Z55-QTLY-0218
1.9884251.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	129	$2,244
Fidelity Series 1000 Value Index Fund (a)	218	2,778
Fidelity Series All-Sector Equity Fund (a)	332	4,215
Fidelity Series Blue Chip Growth Fund (a)	318	4,405
Fidelity Series Commodity Strategy Fund (a)	405	2,201
Fidelity Series Growth & Income Fund (a)	628	9,890
Fidelity Series Growth Company Fund (a)	523	8,694
Fidelity Series Intrinsic Opportunities Fund (a)	564	10,218
Fidelity Series Opportunistic Insights Fund (a)	272	4,706
Fidelity Series Real Estate Equity Fund (a)	66	840
Fidelity Series Small Cap Discovery Fund (a)	103	1,289
Fidelity Series Small Cap Opportunities Fund (a)	273	3,837
Fidelity Series Stock Selector Large Cap Value Fund (a)	583	7,581
Fidelity Series Value Discovery Fund (a)	399	5,330
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,359)		68,228

International Equity Funds - 30.3%
Fidelity Series Canada Fund (a)	93	1,008
Fidelity Series Emerging Markets Fund (a)	461	9,878
Fidelity Series International Growth Fund (a)	620	10,008
Fidelity Series International Small Cap Fund (a)	138	2,477
Fidelity Series International Value Fund (a)	934	9,983
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,282)		33,354

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (a)	68	692
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	157	1,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	850
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	47	531
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,338
Fidelity Series Real Estate Income Fund (a)	43	473
TOTAL BOND FUNDS
(Cost $6,698)		6,687

Short-Term Funds - 1.5%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,348	1,348
Fidelity Series Short-Term Credit Fund (a)	35	350
TOTAL SHORT-TERM FUNDS
(Cost $1,700)		1,698
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,039)		109,967
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,967

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,196	$145	$47	$7	$186	$2,244
Fidelity Series 1000 Value Index Fund	--	2,659	19	105	1	137	2,778
Fidelity Series All-Sector Equity Fund	--	4,517	237	425	6	(71)	4,215
Fidelity Series Blue Chip Growth Fund	--	4,853	424	460	(7)	(17)	4,405
Fidelity Series Canada Fund	--	954	26	10	2	78	1,008
Fidelity Series Commodity Strategy Fund	--	2,065	1	12	--	137	2,201
Fidelity Series Emerging Markets Debt Fund	--	703	--	33	--	(11)	692
Fidelity Series Emerging Markets Fund	--	10,262	1,563	283	123	1,056	9,878
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	1,348	--	6	--	--	1,348
Fidelity Series Growth & Income Fund	--	9,664	312	499	13	525	9,890
Fidelity Series Growth Company Fund	--	9,008	493	827	21	158	8,694
Fidelity Series High Income Fund	--	1,526	--	56	--	(3)	1,523
Fidelity Series Inflation-Protected Bond Index Fund	--	862	--	17	--	(12)	850
Fidelity Series International Credit Fund	--	34	--	1	--	--	34
Fidelity Series International Growth Fund	--	10,075	531	304	2	462	10,008
Fidelity Series International Small Cap Fund	--	2,407	46	147	1	115	2,477
Fidelity Series International Value Fund	--	10,191	571	304	4	359	9,983
Fidelity Series Intrinsic Opportunities Fund	--	9,559	--	436	--	659	10,218
Fidelity Series Investment Grade Bond Fund	--	697	166	9	1	(1)	531
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,321	12	22	--	29	2,338
Fidelity Series Opportunistic Insights Fund	--	5,269	537	519	14	(40)	4,706
Fidelity Series Real Estate Equity Fund	--	869	11	42	--	(18)	840
Fidelity Series Real Estate Income Fund	--	484	--	24	--	(11)	473
Fidelity Series Short-Term Credit Fund	--	352	--	3	--	(2)	350
Fidelity Series Small Cap Discovery Fund	--	1,215	13	15	--	87	1,289
Fidelity Series Small Cap Opportunities Fund	--	3,985	80	398	(2)	(66)	3,837
Fidelity Series Stock Selector Large Cap Value Fund	--	7,504	58	482	--	135	7,581
Fidelity Series Value Discovery Fund	--	9,950	4,716	326	36	60	5,330
Total	$--	$115,776	$9,961	$5,819	$222	$3,930	$109,967

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2060 Fund

December 31, 2017

Z60-QTLY-0218
1.9884253.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	129	$2,244
Fidelity Series 1000 Value Index Fund (a)	218	2,778
Fidelity Series All-Sector Equity Fund (a)	332	4,215
Fidelity Series Blue Chip Growth Fund (a)	311	4,304
Fidelity Series Commodity Strategy Fund (a)	405	2,201
Fidelity Series Growth & Income Fund (a)	628	9,890
Fidelity Series Growth Company Fund (a)	524	8,706
Fidelity Series Intrinsic Opportunities Fund (a)	574	10,394
Fidelity Series Opportunistic Insights Fund (a)	272	4,706
Fidelity Series Real Estate Equity Fund (a)	67	864
Fidelity Series Small Cap Discovery Fund (a)	103	1,289
Fidelity Series Small Cap Opportunities Fund (a)	273	3,837
Fidelity Series Stock Selector Large Cap Value Fund (a)	583	7,581
Fidelity Series Value Discovery Fund (a)	392	5,233
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,368)		68,242

International Equity Funds - 30.3%
Fidelity Series Canada Fund (a)	96	1,043
Fidelity Series Emerging Markets Fund (a)	462	9,890
Fidelity Series International Growth Fund (a)	619	9,994
Fidelity Series International Small Cap Fund (a)	137	2,456
Fidelity Series International Value Fund (a)	934	9,984
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,296)		33,367

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (a)	64	651
Fidelity Series Floating Rate High Income Fund (a)	25	236
Fidelity Series High Income Fund (a)	157	1,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	87	850
Fidelity Series International Credit Fund (a)	5	50
Fidelity Series Investment Grade Bond Fund (a)	47	531
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,338
Fidelity Series Real Estate Income Fund (a)	43	473
TOTAL BOND FUNDS
(Cost $6,662)		6,652

Short-Term Funds - 1.6%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	1,359	1,359
Fidelity Series Short-Term Credit Fund (a)	35	350
TOTAL SHORT-TERM FUNDS
(Cost $1,711)		1,709
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,037)		109,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,970

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$2,226	$175	$47	$7	$186	$2,244
Fidelity Series 1000 Value Index Fund	--	2,694	54	105	1	137	2,778
Fidelity Series All-Sector Equity Fund	--	4,565	289	425	10	(71)	4,215
Fidelity Series Blue Chip Growth Fund	--	4,896	567	461	(9)	(16)	4,304
Fidelity Series Canada Fund	--	989	26	10	2	78	1,043
Fidelity Series Commodity Strategy Fund	--	2,066	2	12	--	137	2,201
Fidelity Series Emerging Markets Debt Fund	--	661	--	31	--	(10)	651
Fidelity Series Emerging Markets Fund	--	10,292	1,583	283	125	1,056	9,890
Fidelity Series Floating Rate High Income Fund	--	237	--	7	--	(1)	236
Fidelity Series Government Money Market Fund 1.33%	--	1,359	--	6	--	--	1,359
Fidelity Series Growth & Income Fund	--	9,733	382	500	14	525	9,890
Fidelity Series Growth Company Fund	--	8,728	190	828	12	156	8,706
Fidelity Series High Income Fund	--	1,526	--	56	--	(3)	1,523
Fidelity Series Inflation-Protected Bond Index Fund	--	862	--	17	--	(12)	850
Fidelity Series International Credit Fund	--	50	--	1	--	--	50
Fidelity Series International Growth Fund	--	10,106	577	304	4	461	9,994
Fidelity Series International Small Cap Fund	--	2,415	76	145	3	114	2,456
Fidelity Series International Value Fund	--	10,104	484	304	2	362	9,984
Fidelity Series Intrinsic Opportunities Fund	--	9,732	--	439	--	662	10,394
Fidelity Series Investment Grade Bond Fund	--	697	166	9	1	(1)	531
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,322	12	22	--	28	2,338
Fidelity Series Opportunistic Insights Fund	--	5,309	575	519	12	(40)	4,706
Fidelity Series Real Estate Equity Fund	--	939	57	42	--	(18)	864
Fidelity Series Real Estate Income Fund	--	484	--	24	--	(11)	473
Fidelity Series Short-Term Credit Fund	--	351	--	3	--	(1)	350
Fidelity Series Small Cap Discovery Fund	--	1,236	33	15	--	86	1,289
Fidelity Series Small Cap Opportunities Fund	--	3,999	95	399	(1)	(66)	3,837
Fidelity Series Stock Selector Large Cap Value Fund	--	7,530	85	482	1	135	7,581
Fidelity Series Value Discovery Fund	--	9,894	4,758	322	37	60	5,233
Total	$--	$116,002	$10,186	$5,818	$221	$3,933	$109,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom Income Fund

December 31, 2017

ZMI-QTLY-0218
1.9884229.100

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	28	$482
Fidelity Series 1000 Value Index Fund (a)	47	596
Fidelity Series All-Sector Equity Fund (a)	71	904
Fidelity Series Blue Chip Growth Fund (a)	67	923
Fidelity Series Commodity Strategy Fund (a)	388	2,111
Fidelity Series Growth & Income Fund (a)	135	2,122
Fidelity Series Growth Company Fund (a)	110	1,833
Fidelity Series Intrinsic Opportunities Fund (a)	123	2,230
Fidelity Series Opportunistic Insights Fund (a)	58	1,010
Fidelity Series Real Estate Equity Fund (a)	14	185
Fidelity Series Small Cap Discovery Fund (a)	22	277
Fidelity Series Small Cap Opportunities Fund (a)	59	823
Fidelity Series Stock Selector Large Cap Value Fund (a)	125	1,626
Fidelity Series Value Discovery Fund (a)	86	1,153
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,761)		16,275

International Equity Funds - 9.7%
Fidelity Series Canada Fund (a)	27	291
Fidelity Series Emerging Markets Fund (a)	159	3,404
Fidelity Series International Growth Fund (a)	177	2,851
Fidelity Series International Small Cap Fund (a)	39	700
Fidelity Series International Value Fund (a)	266	2,843
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,439)		10,089

Bond Funds - 46.3%
Fidelity Series Emerging Markets Debt Fund (a)	77	785
Fidelity Series Floating Rate High Income Fund (a)	26	246
Fidelity Series High Income Fund (a)	160	1,555
Fidelity Series Inflation-Protected Bond Index Fund (a)	401	3,910
Fidelity Series International Credit Fund (a)	4	38
Fidelity Series Investment Grade Bond Fund (a)	3,446	38,767
Fidelity Series Long-Term Treasury Bond Index Fund (a)	249	2,222
Fidelity Series Real Estate Income Fund (a)	44	481
TOTAL BOND FUNDS
(Cost $48,165)		48,004

Short-Term Funds - 28.3%
Fidelity Series Government Money Market Fund 1.33% (a)(b)	23,403	23,403
Fidelity Series Short-Term Credit Fund (a)	592	5,881
TOTAL SHORT-TERM FUNDS
(Cost $29,314)		29,284
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $102,679)		103,652
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$103,652

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$--	$530	$91	$10	$3	$40	$482
Fidelity Series 1000 Value Index Fund	--	643	78	23	2	29	596
Fidelity Series All-Sector Equity Fund	--	1,061	145	91	3	(15)	904
Fidelity Series Blue Chip Growth Fund	--	1,103	174	102	(3)	(3)	923
Fidelity Series Canada Fund	--	282	6	3	--	15	291
Fidelity Series Commodity Strategy Fund	--	2,011	35	11	1	134	2,111
Fidelity Series Emerging Markets Debt Fund	--	797	--	37	--	(12)	785
Fidelity Series Emerging Markets Fund	--	4,750	1,866	101	153	367	3,404
Fidelity Series Floating Rate High Income Fund	--	247	--	7	--	(1)	246
Fidelity Series Government Money Market Fund 1.33%	--	23,403	--	133	--	--	23,403
Fidelity Series Growth & Income Fund	--	2,343	340	110	5	114	2,122
Fidelity Series Growth Company Fund	--	2,174	387	174	13	33	1,833
Fidelity Series High Income Fund	--	1,567	9	57	--	(3)	1,555
Fidelity Series Inflation-Protected Bond Index Fund	--	3,965	--	80	--	(55)	3,910
Fidelity Series International Credit Fund	--	38	--	1	--	--	38
Fidelity Series International Growth Fund	--	3,019	308	87	8	132	2,851
Fidelity Series International Small Cap Fund	--	701	36	41	2	33	700
Fidelity Series International Value Fund	--	2,977	247	87	9	104	2,843
Fidelity Series Intrinsic Opportunities Fund	--	2,310	231	105	5	146	2,230
Fidelity Series Investment Grade Bond Fund	--	38,970	98	697	--	(105)	38,767
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,202	4	21	--	24	2,222
Fidelity Series Opportunistic Insights Fund	--	1,211	198	111	6	(9)	1,010
Fidelity Series Real Estate Equity Fund	--	211	22	9	--	(4)	185
Fidelity Series Real Estate Income Fund	--	505	13	25	--	(11)	481
Fidelity Series Short-Term Credit Fund	--	6,941	1,030	71	(1)	(29)	5,881
Fidelity Series Small Cap Discovery Fund	--	293	36	3	1	19	277
Fidelity Series Small Cap Opportunities Fund	--	969	130	89	(2)	(14)	823
Fidelity Series Stock Selector Large Cap Value Fund	--	1,773	181	103	3	31	1,626
Fidelity Series Value Discovery Fund	--	2,231	1,100	71	9	13	1,153
Total	$--	$109,227	$6,765	$2,460	$217	$973	$103,652

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018